UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/14

Item 1. Schedule of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (Cost $24,473) 0.0%†
[a]Travelers Mortgage Services Inc., 1998-5A, A, FRN, 2.53%, 12/25/18	$24,059	$24,120
Mortgage-Backed Securities 98.2%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 26.3%
FHLMC, 1.904%, 4/01/36	11,388,206	12,115,790
FHLMC, 2.014%, 9/01/35	19,875,302	20,973,665
FHLMC, 2.03%, 4/01/35	16,021,517	16,940,930
FHLMC, 0.778% - 2.137%, 7/01/14 - 4/01/42	17,271,938	18,154,485
FHLMC, 2.279%, 1/01/36	10,560,501	11,239,368
FHLMC, 2.138% - 2.29%, 11/01/16 - 4/01/38	17,134,204	18,165,965
FHLMC, 2.29% - 2.357%, 5/01/23 - 1/01/38	17,693,561	18,707,222
FHLMC, 2.374%, 11/01/36	11,661,889	12,382,408
FHLMC, 2.357% - 2.375%, 2/01/18 - 9/01/41	17,742,010	18,868,157
FHLMC, 2.383%, 9/01/36	10,745,680	11,478,742
FHLMC, 2.375% - 2.405%, 11/01/17 - 10/01/41	17,519,698	18,670,563
FHLMC, 2.405% - 2.436%, 5/01/18 - 1/01/38	17,248,264	18,311,655
FHLMC, 2.436% - 2.45%, 11/01/27 - 4/01/37	15,890,731	16,908,435
FHLMC, 2.45% - 2.48%, 1/01/18 - 7/01/37	17,676,032	18,771,304
FHLMC, 2.485%, 11/01/37	14,398,423	15,258,912
FHLMC, 2.481% - 2.501%, 9/01/15 - 2/01/39	14,901,947	15,813,796
FHLMC, 2.508%, 2/01/36	9,343,377	9,965,375
FHLMC, 2.516%, 6/01/35	8,182,493	8,725,238
FHLMC, 2.503% - 2.521%, 5/01/30 - 3/01/39	17,050,150	18,138,248
FHLMC, 2.529%, 11/01/35	9,177,944	9,733,355
FHLMC, 2.522% - 2.551%, 1/01/22 - 8/01/38	18,190,306	19,353,406
FHLMC, 2.578%, 12/01/35	13,377,183	14,334,536
FHLMC, 2.588%, 9/01/38	11,926,209	12,707,664
FHLMC, 2.552% - 2.593%, 11/01/18 - 5/01/41	15,342,442	16,347,397
FHLMC, 2.595% - 2.631%, 9/01/27 - 3/01/38	15,597,111	16,660,526
FHLMC, 2.641%, 9/01/37	18,162,099	19,366,557
FHLMC, 2.633% - 2.691%, 10/01/18 - 8/01/37	16,008,202	17,080,587
FHLMC, 2.705%, 3/01/37	8,903,911	9,516,041
FHLMC, 2.741%, 6/01/37	19,538,358	21,008,300
FHLMC, 2.777%, 1/01/37	11,210,004	12,053,330
FHLMC, 2.695% - 2.781%, 1/01/19 - 9/01/37	18,162,786	19,300,033
FHLMC, 2.784% - 4.214%, 3/01/17 - 11/01/40	18,222,442	19,317,085
FHLMC, 4.226% - 7.49%, 5/01/15 - 6/01/38	4,280,907	4,483,372
		510,852,447
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 71.0%
FNMA, 0.848% - 1.695%, 6/01/15 - 10/01/44	18,436,020	19,147,606
FNMA, 1.696% - 1.792%, 12/01/15 - 2/01/37	18,386,209	19,219,718
FNMA, 1.847%, 1/01/35	10,473,147	11,172,408
FNMA, 1.892%, 12/01/34	23,097,502	24,556,885
FNMA, 1.793% - 1.892%, 6/01/14 - 7/01/37	17,560,794	18,613,432
FNMA, 1.923%, 3/01/35	12,449,797	13,243,321
FNMA, 1.925%, 5/01/35	11,080,536	11,818,594
FNMA, 1.892% - 1.928%, 2/01/16 - 3/01/43	18,309,394	19,336,022
FNMA, 1.947%, 1/01/36	9,367,845	9,920,369
FNMA, 1.928% - 1.959%, 4/01/19 - 8/01/37	18,108,366	19,262,198
FNMA, 1.96% - 1.995%, 10/01/14 - 2/01/39	18,239,180	19,348,744
FNMA, 2.021%, 4/01/36	8,416,079	8,871,588
FNMA, 1.997% - 2.035%, 8/01/14 - 3/01/42	15,666,015	16,501,183
FNMA, 2.035% - 2.058%, 8/01/29 - 4/01/36	12,362,821	13,070,399
FNMA, 2.059% - 2.09%, 10/01/15 - 2/01/37	17,570,532	18,600,754
FNMA, 2.091% - 2.12%, 3/01/18 - 10/01/37	18,102,682	19,168,972
FNMA, 2.14%, 2/01/36	8,390,158	8,970,074
FNMA, 2.12% - 2.142%, 11/01/17 - 1/01/37	12,135,854	12,792,759
FNMA, 2.143%, 2/01/36	14,961,062	15,686,996
FNMA, 2.142% - 2.147%, 6/01/19 - 8/01/36	17,734,363	18,734,077
FNMA, 2.148% - 2.17%, 10/01/24 - 7/01/37	18,357,704	19,400,877

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
FNMA, 2.172% - 2.206%, 11/01/19 - 4/01/37	17,944,129	18,971,490
FNMA, 2.207% - 2.213%, 9/01/17 - 12/01/39	15,232,000	16,102,096
FNMA, 2.213% - 2.231%, 4/01/18 - 12/01/38	17,811,581	18,871,518
FNMA, 2.231% - 2.247%, 6/01/18 - 11/01/35	17,150,094	18,198,074
FNMA, 2.247% - 2.251%, 7/01/17 - 4/01/38	17,855,249	18,916,340
FNMA, 2.251%, 5/01/39	19,586,509	20,639,096
FNMA, 2.258%, 11/01/34	12,875,592	13,638,825
FNMA, 2.27%, 1/01/36	18,748,810	19,902,375
FNMA, 2.252% - 2.271%, 5/01/29 - 9/01/39	14,505,371	15,340,145
FNMA, 2.271% - 2.275%, 12/01/19 - 8/01/37	17,448,792	18,510,461
FNMA, 2.29%, 1/01/38	12,524,276	13,371,404
FNMA, 2.275% - 2.294%, 4/01/18 - 11/01/39	14,693,787	15,572,476
FNMA, 2.299%, 2/01/36	14,376,249	15,232,325
FNMA, 2.294% - 2.30%, 4/01/19 - 5/01/38	18,244,349	19,371,761
FNMA, 2.30%, 8/01/39	16,294,194	17,208,955
FNMA, 2.30% - 2.311%, 9/01/15 - 3/01/38	12,531,179	13,301,499
FNMA, 2.311% - 2.315%, 12/01/24 - 10/01/37	18,081,718	19,235,194
FNMA, 2.319%, 1/01/37	8,504,547	9,039,655
FNMA, 2.322%, 10/01/35	10,126,817	10,751,763
FNMA, 2.315% - 2.325%, 3/01/18 - 3/01/39	18,223,533	19,370,628
FNMA, 2.325% - 2.335%, 12/01/20 - 11/01/37	17,008,604	18,009,752
FNMA, 2.335% - 2.345%, 2/01/18 - 5/01/38	17,919,474	19,078,090
FNMA, 2.345% - 2.362%, 8/01/27 - 7/01/36	14,554,486	15,467,301
FNMA, 2.362% - 2.38%, 11/01/18 - 7/01/40	15,878,375	16,883,216
FNMA, 2.381% - 2.39%, 8/01/22 - 2/01/43	16,168,874	17,247,219
FNMA, 2.391% - 2.398%, 3/01/29 - 1/01/40	18,152,484	19,286,724
FNMA, 2.401%, 11/01/34	12,211,568	12,968,552
FNMA, 2.398% - 2.414%, 7/01/18 - 9/01/39	17,222,138	18,315,762
FNMA, 2.42%, 10/01/34	8,772,394	9,320,601
FNMA, 2.414% - 2.423%, 1/01/19 - 6/01/38	17,699,328	18,848,756
FNMA, 2.433%, 2/01/37	12,086,635	12,973,054
FNMA, 2.423% - 2.433%, 1/01/27 - 3/01/41	15,764,768	16,768,991
FNMA, 2.434%, 3/01/35	20,941,922	22,277,497
FNMA, 2.439%, 1/01/39	12,965,958	13,728,606
FNMA, 2.44%, 9/01/36	13,213,773	14,067,051
FNMA, 2.441%, 9/01/39	9,607,515	10,215,179
FNMA, 2.433% - 2.444%, 6/01/20 - 1/01/38	17,014,754	18,091,952
FNMA, 2.445%, 11/01/35	9,299,682	9,871,921
FNMA, 2.444% - 2.455%, 9/01/17 - 4/01/38	16,530,577	17,701,807
FNMA, 2.455% - 2.462%, 8/01/18 - 12/01/36	18,217,370	19,403,132
FNMA, 2.467%, 12/01/36	17,925,631	19,027,686
FNMA, 2.47%, 1/01/36	12,382,463	13,270,078
FNMA, 2.463% - 2.477%, 7/01/17 - 5/01/37	18,183,284	19,377,684
FNMA, 2.479% - 2.483%, 8/01/22 - 1/01/45	16,407,136	17,454,332
FNMA, 2.487%, 8/01/35	9,086,677	9,664,070
FNMA, 2.484% - 2.487%, 8/01/34 - 9/01/37	16,648,717	17,758,978
FNMA, 2.488% - 2.492%, 9/01/17 - 11/01/44	16,296,040	17,286,007
FNMA, 2.492% - 2.507%, 6/01/17 - 1/01/39	16,520,755	17,586,451
FNMA, 2.516%, 5/01/38	9,307,963	9,873,559
FNMA, 2.507% - 2.525%, 9/01/24 - 6/01/38	16,784,440	17,886,353
FNMA, 2.535%, 11/01/37	21,441,478	22,808,988
FNMA, 2.526% - 2.543%, 10/01/16 - 11/01/38	15,223,477	16,143,281
FNMA, 2.559%, 1/01/37	14,211,678	15,124,722
FNMA, 2.544% - 2.565%, 5/01/18 - 8/01/36	16,752,179	17,813,386
FNMA, 2.583%, 9/01/35	10,604,953	11,310,941
FNMA, 2.602%, 7/01/46	15,777,809	16,944,669
FNMA, 2.565% - 2.603%, 7/01/17 - 8/01/39	17,318,395	18,415,147
FNMA, 2.604% - 2.672%, 9/01/17 - 5/01/45	18,050,048	19,246,198
FNMA, 2.685%, 3/01/35	9,644,010	10,302,950
FNMA, 2.675% - 2.735%, 7/01/17 - 10/01/36	16,147,181	17,210,977
FNMA, 2.736% - 2.809%, 5/01/16 - 5/01/36	18,200,980	19,389,392
FNMA, 2.81% - 3.098%, 3/01/16 - 11/01/46	17,761,573	18,792,825
FNMA, 3.099% - 4.555%, 11/01/15 - 4/01/41	18,157,651	19,222,014

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
FNMA, 4.593% - 9.095%, 7/01/14 - 7/01/38	5,548,240	5,870,868
		1,377,289,775
[a]Government National Mortgage Association (GNMA) Adjustable Rate
0.9%
GNMA, 1.625% - 3.00%, 3/20/16 - 5/20/36	17,273,232	17,976,972
Total Mortgage-Backed Securities (Cost $1,868,406,070)		1,906,119,194
Total Investments before Short Term Investments (Cost $1,868,430,543)		1,906,143,314
	Shares
Short Term Investments (Cost $25,093,146) 1.3%
Money Market Funds 1.3%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	25,093,146	25,093,146
Total Investments (Cost $1,893,523,689) 99.5%		1,931,236,460
Other Assets, less Liabilities 0.5%		9,254,499
Net Assets 100.0%		$1,940,490,959

† Rounds to less than 0.1% of net assets.
a The coupon rate shown represents the rate at period end.
b Non-income producing.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

FRN - Floating Rate Note

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Balanced Fund	Country	Shares	Value
Common Stocks 53.2%
Consumer Discretionary 4.4%
Comcast Corp., A	United States	300,000	$16,335,000
Ford Motor Co.	United States	1,500,000	22,440,000
[a]General Motors Co.	United States	412,080	14,867,846
McDonald's Corp.	United States	200,000	18,834,000
Target Corp.	United States	300,000	16,992,000
			89,468,846
Consumer Staples 2.7%
The Coca-Cola Co.	United States	400,000	15,128,000
Kellogg Co.	United States	350,000	20,293,000
PepsiCo Inc.	United States	235,000	18,884,600
			54,305,600
Energy 7.5%
Anadarko Petroleum Corp.	United States	200,000	16,138,000
BP PLC, ADR	United Kingdom	300,000	14,067,000
Chevron Corp.	United States	160,000	17,860,800
Exxon Mobil Corp.	United States	200,000	18,432,000
Kinder Morgan Inc.	United States	560,000	19,045,600
Royal Dutch Shell PLC, A, ADR	United Kingdom	200,000	13,820,000
Schlumberger Ltd.	United States	200,000	17,514,000
Transocean Ltd.	United States	300,000	12,984,000
The Williams Cos. Inc.	United States	500,000	20,245,000
			150,106,400
Financials 2.3%
Digital Realty Trust Inc.	United States	300,000	15,297,000
JPMorgan Chase & Co.	United States	230,000	12,732,800
MetLife Inc.	United States	200,000	9,810,000
Wells Fargo & Co.	United States	200,000	9,068,000
			46,907,800
Health Care 4.2%
Baxter International Inc.	United States	300,000	20,490,000
Eli Lilly & Co.	United States	425,000	22,954,250
Johnson & Johnson	United States	150,000	13,270,500
Pfizer Inc.	United States	600,000	18,240,000
Sanofi, ADR	France	200,000	9,780,000
			84,734,750
Industrials 8.7%
The Boeing Co.	United States	135,020	16,912,605
Caterpillar Inc.	United States	200,000	18,782,000
Deere & Co.	United States	200,000	17,192,000
Emerson Electric Co.	United States	225,000	14,836,500
General Electric Co.	United States	599,998	15,077,950
Norfolk Southern Corp.	United States	100,000	9,259,000
Northrop Grumman Corp.	United States	125,000	14,443,750
Raytheon Co.	United States	210,000	19,964,700
Republic Services Inc.	United States	600,000	19,218,000
United Parcel Service Inc., B	United States	175,000	16,665,250
Waste Management Inc.	United States	300,000	12,534,000
			174,885,755
Information Technology 8.6%
Analog Devices Inc.	United States	285,000	13,756,950
Apple Inc.	United States	50,034	25,047,021
Cisco Systems Inc.	United States	1,000,000	21,910,000
EMC Corp.	United States	500,000	12,120,000
Intel Corp.	United States	1,200,000	29,448,000
International Business Machines Corp.	United States	110,000	19,434,800
Maxim Integrated Products Inc.	United States	600,000	18,156,000
QUALCOMM Inc.	United States	200,000	14,844,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Texas Instruments Inc.	United States	425,000	18,020,000
			172,736,771
Materials 8.5%
Agrium Inc.	Canada	200,000	17,420,000
BHP Billiton Ltd., ADR	Australia	300,000	19,185,000
The Dow Chemical Co.	United States	480,000	21,844,800
E. I. du Pont de Nemours and Co.	United States	275,000	16,777,750
Freeport-McMoRan Copper & Gold Inc., B	United States	600,000	19,446,000
LyondellBasell Industries NV, A	United States	200,000	15,752,000
The Mosaic Co.	United States	400,000	17,864,000
Potash Corp. of Saskatchewan Inc.	Canada	450,000	14,094,000
Praxair Inc.	United States	100,000	12,472,000
Rio Tinto PLC, ADR	United Kingdom	300,000	15,945,000
			170,800,550
Telecommunication Services 2.0%
AT&T Inc.	United States	700,000	23,324,000
Verizon Communications Inc.	United States	350,000	16,807,000
			40,131,000
Utilities 4.3%
Duke Energy Corp.	United States	300,000	21,186,000
Hawaiian Electric Industries Inc.	United States	450,000	11,709,000
NextEra Energy Inc.	United States	100,000	9,193,000
Portland General Electric Co.	United States	300,000	9,054,000
The Southern Co.	United States	600,000	24,744,000
Xcel Energy Inc.	United States	400,000	11,564,000
			87,450,000
Total Common Stocks (Cost $992,223,743)			1,071,527,472
Equity-Linked Securities 7.9%
Consumer Discretionary 0.7%
[b]Credit Suisse New York into Johnson Controls Inc., 6.50%, 144A	United States	304,000	12,857,133
Consumer Staples 0.6%
[b,c]The Goldman Sachs Group Inc. into Safeway Inc., 8.00%, 144A	United States	402,000	12,480,814
Energy 2.5%
[b]Bank of America Corp. into Schlumberger Ltd., 6.00%, 144A	United States	155,000	13,674,534
[b]Barclays Bank PLC into Peabody Energy Corp., 10.00%, 144A	United States	635,000	11,162,347
[b]Credit Suisse New York into Halliburton Co., 6.50%, 144A	United States	296,000	14,163,393
[b]JPMorgan Chase & Co. into Anadarko Petroleum Corp., 5.00%, 144A	United States	135,000	11,090,574
			50,090,848
Financials 0.7%
[b]Citigroup Inc. into Bank of America Corp., 6.00%, 144A	United States	578,000	9,125,464
[b]Citigroup Inc. into Bank of America Corp., 7.00%, 144A	United States	375,000	5,211,150
			14,336,614
Industrials 0.4%
[b]Credit Suisse New York into Deere & Co., 6.50%, 144A	United States	100,000	8,606,360
Information Technology 1.1%
[b]Barclays Bank PLC into Broadcom Corp., 6.50%, 144A	United States	286,000	8,759,236
[b]Morgan Stanley Inc. into Applied Materials Inc., 6.00%, 144A	United States	750,000	12,548,925
			21,308,161
Materials 1.9%
[b]Barclays Bank PLC into The Mosaic Co., 7.50%, 144A	United States	120,000	5,587,716
[b]The Goldman Sachs Group Inc. into LyondellBasell Industries NV, 8.00%, 144A	United States	140,000	10,001,782
[b]JPMorgan Chase & Co. into Freeport-McMoRan Copper & Gold Inc., 9.00%, 144A	United States	450,000	15,186,375
[b]Morgan Stanley into Barrick Gold Corp., 9.00%, 144A	Canada	400,000	7,949,000
			38,724,873
Total Equity-Linked Securities (Cost $160,587,120)			158,404,803
Convertible Preferred Stocks 4.4%
Energy 1.2%
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	11,000	12,589,610
[b]Sanchez Energy Corp., 4.875%, cvt. pfd., 144A	United States	60,000	4,146,522

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[b]Sanchez Energy Corp., 6.50%, cvt. pfd., B, 144A	United States	90,000	6,437,700
			23,173,832
Financials 1.6%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	12,901	14,431,188
MetLife Inc., 5.00%, cvt. pfd.	United States	100,000	2,915,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	12,500	14,512,500
			31,858,688
Industrials 0.1%
United Technologies Corp., 7.50%, cvt. pfd.	United States	43,800	2,822,034
Materials 0.1%
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	80,000	1,974,000
Utilities 1.4%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	300,000	16,779,000
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	100,000	6,131,100
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	100,000	5,300,000
			28,210,100
Total Convertible Preferred Stocks (Cost $77,467,358)			88,038,654
Preferred Stocks 0.5%
Financials 0.5%
Ally Financial Inc., 8.50%, pfd., A	United States	120,300	3,251,709
Citigroup Capital XIII, 8.75%, pfd.	United States	37,000	1,003,810
U.S. Bancorp, 6.00%, pfd., G	United States	180,000	4,960,800
Total Preferred Stocks (Cost $8,111,170)			9,216,319
		Principal Amount*
Corporate Bonds 27.8%
Consumer Discretionary 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.75%, 1/15/24	United States	10,000,000	9,750,000
DISH DBS Corp., senior note, 5.875%, 7/15/22	United States	6,000,000	6,022,500
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	7,000,000	6,489,518
Ford Motor Credit Co. LLC, senior note, 3.00%, 6/12/17	United States	6,000,000	6,244,200
[b]S.A.C.I. Falabella, senior note, 144A, 3.75%, 4/30/23	Chile	7,000,000	6,303,290
Trinity Acquisition PLC, senior note, 4.625%, 8/15/23	United Kingdom	7,000,000	7,098,875
			41,908,383
Consumer Staples 2.6%
[b]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	7,000,000	6,443,045
Energizer Holdings Inc., senior note, 4.70%, 5/24/22	United States	5,000,000	5,164,785
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	10,000,000	10,039,660
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	10,000,000	10,207,390
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	15,236,880
Safeway Inc., senior note, 3.40%, 12/01/16	United States	5,000,000	5,243,570
			52,335,330
Energy 4.1%
Chesapeake Energy Corp., senior note, 5.375%, 6/15/21	United States	7,500,000	7,837,500
Ecopetrol SA, senior note, 5.875%, 9/18/23	Colombia	10,000,000	10,436,900
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	15,000,000	14,229,930
EOG Resources Inc., senior bond, 2.625%, 3/15/23	United States	5,500,000	5,162,377
[b]Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	3,100,000	2,971,769
Offshore Group Investment Ltd., senior bond, first lien, 7.125%, 4/01/23	United States	4,600,000	4,623,000
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	4,000,000	4,060,000
[b]Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	3,000,000	3,044,115
Phillips 66, senior note, 1.95%, 3/05/15	United States	7,500,000	7,614,352
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	2,900,000	3,190,000
6.50%, 11/15/20	United States	5,000,000	5,506,250
[b]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	United States	7,500,000	7,518,750
SandRidge Energy Inc., senior note, 7.50%, 2/15/23	United States	2,700,000	2,764,125

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,000,000	4,120,052
			83,079,120
Financials 7.0%
[d]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	10,000,000	11,177,770
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	5,000,000	4,781,795
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	7,000,000	7,113,043
Citigroup Inc., sub. bond, 5.50%, 9/13/25	United States	10,000,000	10,576,260
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	10,000,000	9,146,500
[d]General Electric Capital Corp., junior sub. bond, 7.125% to 6/15/22, FRN thereafter,
Perpetual	United States	8,000,000	9,004,400
Healthcare Realty Trust Inc., senior note, 5.75%, 1/15/21	United States	5,000,000	5,489,505
HSBC Finance Corp., senior sub. bond, 6.676%, 1/15/21	United States	2,000,000	2,332,952
[b,e]ING Bank NV, senior note, 144A, FRN, 1.886%, 9/25/15	Netherlands	5,000,000	5,106,625
[d]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter,
Perpetual	United States	10,000,000	11,072,030
[b]Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,541,166
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	1,500,000	1,696,998
[d]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	12,000,000	10,890,000
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	12,115,512
[b]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	2,890,000	2,982,107
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	5,000,000	5,150,000
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,127,500
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	7,000,000	7,918,890
SLM Corp., senior note, 5.50%, 1/15/19	United States	7,200,000	7,393,457
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	4,500,000	4,664,025
			140,280,535
Health Care 2.4%
Celgene Corp., senior bond, 4.00%, 8/15/23	United States	10,000,000	10,219,240
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	10,000,000	10,135,250
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	2,500,000	2,720,922
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	2,000,000	2,112,308
Thermo Fisher Scientific Inc., senior note, 2.40%, 2/01/19	United States	12,000,000	12,035,076
[b]Valeant Pharmaceuticals International Inc., senior note, 144A, 6.75%, 8/15/18	United States	10,400,000	11,453,000
			48,675,796
Industrials 0.9%
[b]Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	7,000,000	6,825,000
[b]Aviation Capital Group Corp., senior note, 144A, 3.875%, 9/27/16	United States	12,000,000	12,395,856
			19,220,856
Information Technology 2.1%
[b]Freescale Semiconductor Inc.,
secured note, 144A, 5.00%, 5/15/21	United States	8,500,000	8,478,750
senior secured note, 144A, 6.00%, 1/15/22	United States	6,100,000	6,359,250
[b,f]Healthcare Technology Inc., senior note, 144A, PIK, 7.375%, 9/01/18	United States	5,000,000	5,193,750
Oracle Corp., senior note, 2.50%, 10/15/22	United States	10,000,000	9,403,410
Symantec Corp., senior note, 2.75%, 6/15/17	United States	7,000,000	7,209,692
ViaSat Inc., senior note, 6.875%, 6/15/20	United States	5,000,000	5,275,000
			41,919,852
Materials 2.2%
Air Products and Chemicals Inc., senior note, 2.75%, 2/03/23	United States	7,500,000	7,116,863
[b]Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	5,000,000	4,737,550
[b]Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	2,000,000	2,015,000
senior secured note, 144A, 6.50%, 12/10/19	Mexico	6,000,000	6,090,000
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	5,000,000	4,762,500
Freeport-McMoRan Copper & Gold Inc., senior bond, 3.875%, 3/15/23	United States	7,000,000	6,724,081
[b]Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	United States	10,000,000	9,386,290
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	4,000,000	4,025,008
			44,857,292
Telecommunication Services 2.2%
[b]SoftBank Corp., senior note, 144A, 4.50%, 4/15/20	Japan	10,000,000	9,931,250

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
[b]Sprint Corp., senior note, 144A, 7.875%, 9/15/23	United States	9,400,000	10,058,000
Telefonica Emisiones SAU, senior note, 4.57%, 4/27/23	Spain	10,000,000	10,136,250
Verizon Communications Inc., senior bond, 6.55%, 9/15/43	United States	11,000,000	13,284,271
			43,409,771
Utilities 2.2%
[b]Calpine Corp., senior secured, first lien, 144A, 6.00%, 1/15/22	United States	7,400,000	7,696,000
[b,d]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	9,679,520
[b]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,519,745
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,000,000	10,400,000
[b]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 6.875%,
10/15/21	United States	10,000,000	10,325,000
			43,620,265
Total Corporate Bonds (Cost $544,252,067)			559,307,200
[e]Senior Floating Rate Interests 0.7%
Energy 0.5%
Drillships Financing Holding Inc., Tranche B-2 Term Loan, 5.50%, 7/15/16	Marshall Islands	9,950,000	10,082,663
Information Technology 0.2%
First Data Corp., 2018 Term Loan, 4.158%, 3/24/18	United States	5,000,000	5,023,125
Total Senior Floating Rate Interests (Cost $14,616,008)			15,105,788
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (Cost $26,834) 0.0%†
Financials 0.0%†
[e]Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 0.40%, 9/25/35	United States	26,818	26,684
Mortgage-Backed Securities 0.0%†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%†
FNMA 30 Year, 6.00%, 8/01/36	United States	33,942	37,678
FNMA 30 Year, 6.50%, 4/01/36	United States	24,723	28,319
Total Mortgage-Backed Securities (Cost $58,012)			65,997
Total Investments before Short Term Investments (Cost $1,797,342,312)			1,901,692,917

Short Term Investments 4.9%
U.S. Government and Agency Securities (Cost $20,248,698) 1.0%
[g,h]U.S. Treasury Bills, 3/20/14 - 4/24/14	United States	20,250,000	20,248,713
Total Investments before Money Market Funds (Cost $1,817,591,010)			1,921,941,630
		Shares
Money Market Funds (Cost $79,055,873) 3.9%
[a,i]Institutional Fiduciary Trust Money Market Portfolio	United States	79,055,873	79,055,873
Total Investments (Cost $1,896,646,883) 99.4%			2,000,997,503
Options Written (0.0)%†			(393,000)
Other Assets, less Liabilities 0.6%			12,279,734
Net Assets 100.0%			$2,012,884,237
		Number of Contracts
Options Written (0.0)%†
Puts - Exchange-Traded (0.0)%†
Consumer Discretionary (0.0)%†
Lowe's Companies Inc., February Strike Price $46, Expires 2/22/14	United States	2,000	$(170,000)
Information Technology (0.0)%†
Apple Inc., April Strike Price $475, Expires 4/19/14	United States	200	(223,000)
Total Options Written (Premiums Received $304,865)			$(393,000)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $360,033,463, representing 17.89% of net assets.
c Security purchased on a when-issued basis.
d Perpetual security with no stated maturity date.
e The coupon rate shown represents the rate at period end.
f Income may be received in additional securities and/or cash.
g The security is traded on a discount basis with no stated coupon rate.
h Security or a portion of the security has been pledged as collateral for written option contracts. At January 31, 2014, the value of this security pledged as collateral was
$19,639,755, representing 0.98% of net assets.
i The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At January 31, 2014, the fund had the following forward exchange contracts outstanding. See Note 3.

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty [a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Swiss Franc	DBAB	Buy	106,375	$116,067	4/16/14	$1,349		$-
Swiss Franc	DBAB	Sell	106,375	118,221	4/16/14	805		-
Swiss Franc	DBAB	Buy	3,806,375	4,210,592	4/16/15	12,502		-
Swiss Franc	DBAB	Sell	3,806,375	4,285,011	4/16/15	61,917		-
Unrealized appreciation (depreciation)						76,573		-
Net unrealized appreciation (depreciation)						$76,573

a May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS
Counterparty
DBAB	- Deutche Bank AG
Selected Portfolio
ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Convertible Securities Fund	Country	Shares	Value
Common Stocks 7.8%
Consumer Discretionary 1.4%
[a]General Motors Co.	United States	672,732	$24,272,171
Energy 0.9%
Apache Corp.	United States	199,823	16,037,794
Financials 1.3%
The Hartford Financial Services Group Inc.	United States	403,764	13,425,153
MetLife Inc.	United States	189,378	9,288,991
			22,714,144
Industrials 2.8%
Nielsen Holdings NV	United States	327,543	13,851,794
[a]Swift Transportation Co.	United States	1,502,808	32,761,214
			46,613,008
Information Technology 0.6%
EMC Corp.	United States	297,925	7,221,702
NetApp Inc.	United States	65,567	2,776,107
			9,997,809
Utilities 0.8%
PPL Corp.	United States	435,125	13,301,771
Total Common Stocks (Cost $115,222,729)			132,936,697
Convertible Preferred Stocks 17.1%
Consumer Discretionary 1.9%
The Goodyear Tire & Rubber Co., 5.875%, cvt. pfd.	United States	498,000	32,693,700
Energy 3.4%
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	18,500	21,173,435
[b]Sanchez Energy Corp., 6.50%, cvt. pfd., B, 144A	United States	236,000	16,881,080
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	200,000	20,150,000
			58,204,515
Financials 3.0%
Affiliated Managers Group Inc., 5.10%, cvt. pfd.	United States	397,700	26,571,331
MetLife Inc., 5.00%, cvt. pfd.	United States	334,000	9,736,100
Wintrust Financial Corp., 5.00%, cvt. pfd.	United States	12,300	14,775,006
			51,082,437
Industrials 3.4%
Stanley Black & Decker Inc., 4.75%, cvt. pfd.	United States	207,600	24,941,064
United Technologies Corp., 7.50%, cvt. pfd.	United States	500,100	32,221,443
			57,162,507
Materials 1.5%
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	395,000	9,746,625
Cliffs Natural Resources Inc., 7.00%, cvt. pfd.	United States	792,000	15,040,080
			24,786,705
Utilities 3.9%
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	220,000	12,326,600
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	220,000	12,304,600
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	400,000	24,524,400
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	164,000	8,692,000
PPL Corp., 8.75%, cvt. pfd.	United States	150,000	7,726,500
			65,574,100
Total Convertible Preferred Stocks (Cost $256,737,565)			289,503,964
		Principal Amount*
Convertible Bonds 68.7%
Consumer Discretionary 14.8%
[b]Ctrip.com International Ltd., cvt., senior note, 144A, 1.25%, 10/15/18	China	9,200,000	8,469,520
Iconix Brand Group Inc., cvt., senior sub. note, 2.50%, 6/01/16	United States	24,890,000	32,621,456
International Game Technology, cvt., senior note, 3.25%, 5/01/14	United States	21,200,000	21,451,750

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Jarden Corp., cvt., senior sub. note, 1.875%, 9/15/18	United States	19,800,000	27,744,750
[b]Liberty Interactive LLC, cvt., senior note, 144A, 0.75%, 3/30/43	United States	17,250,000	20,863,099
Liberty Interactive LLC into Motorola Solutions Inc., cvt., senior deb., 3.50%, 1/15/31	United States	8,000,000	4,274,400
[b]Liberty Media Corp., cvt., senior note, 144A, 1.375%, 10/15/23	United States	21,200,000	19,742,500
MGM Resorts International, cvt., senior note, 4.25%, 4/15/15	United States	24,500,000	34,437,812
Outerwall Inc., cvt., senior note, 4.00%, 9/01/14	United States	14,000,000	22,376,480
[b]Priceline.com Inc., cvt., senior note, 144A, 0.35%, 6/15/20	United States	28,000,000	32,095,000
[b]Shutterfly Inc., cvt., senior note, 144A, 0.25%, 5/15/18	United States	24,965,000	26,082,933
			250,159,700
Energy 1.1%
Cobalt International Energy Inc., cvt., senior note, 2.625%, 12/01/19	United States	19,900,000	17,735,875
[b]James River Coal Co., cvt., senior note, 144A, 10.00%, 6/01/18	United States	5,500,000	1,670,625
			19,406,500
Financials 2.4%
Forest City Enterprises Inc., cvt., senior note, 4.25%, 8/15/18	United States	20,000,000	22,012,500
Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14	United States	3,600,000	4,635,000
[c]MF Global Holdings Ltd., cvt., senior note, 1.875%, 2/01/16	United States	25,000,000	13,375,000
			40,022,500
Health Care 11.5%
BioMarin Pharmaceutical Inc., cvt.,
senior note, 1.875%, 4/23/17	United States	3,300,000	11,265,375
senior sub. note, 0.75%, 10/15/18	United States	6,000,000	6,431,250
senior sub. note, 1.50%, 10/15/20	United States	11,700,000	12,753,000
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	United States	22,500,000	26,778,825
Corsicanto Ltd., cvt., senior bond, 3.50%, 1/15/32	United States	12,500,000	8,515,625
Fluidigm Corp, cvt., senior bond, 2.75%, 2/01/34	United States	4,000,000	4,417,320
HeartWare International Inc., cvt., senior note, 3.50%, 12/15/17	United States	10,000,000	12,425,000
Mylan Inc., cvt., senior note, 3.75%, 9/15/15	United States	9,500,000	32,549,375
Omnicare Inc., cvt., senior sub. note, 3.50%, 2/15/44	United States	25,563,000	26,713,335
Pacira Pharmaceuticals Inc., cvt., senior note, 3.25%, 2/01/19	United States	5,880,000	16,500,515
Salix Pharmaceuticals Ltd., cvt., senior note, 2.75%, 5/15/15	United States	17,000,000	36,185,180
			194,534,800
Industrials 1.1%
[b]L-3 Communications Corp., cvt., senior bond, 144A, 3.00%, 8/01/35	United States	15,000,000	18,871,875
Information Technology 32.5%
[c,d] BearingPoint Liquidating Trust	United States	14,000,000	—
Bottomline Technologies Inc., cvt., senior note, 1.50%, 12/01/17	United States	14,900,000	19,658,687
[b]Concur Technologies Inc., cvt., senior note, 144A,
2.50%, 4/15/15	United States	3,900,000	9,111,375
0.50%, 6/15/18	United States	19,700,000	25,486,875
Electronic Arts Inc., cvt., senior note, 0.75%, 7/15/16	United States	30,000,000	33,693,750
Intel Corp., cvt.,
[b] junior sub. bond, 144A, 2.95%, 12/15/35	United States	19,000,000	21,078,125
junior sub. deb., 2.95%, 12/15/35	United States	2,000,000	2,218,750
[b]JDS Uniphase Corp., cvt., 144A, 0.625%, 8/15/33	United States	33,600,000	34,766,189
[b]Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37	United States	20,000,000	34,837,500
[b]Micron Technology Inc., cvt., senior bond, F, 144A, 2.125%, 2/15/33	United States	19,800,000	43,136,742
[b]NetSuite Inc., cvt., senior note, 144A, 0.25%, 6/01/18	United States	27,100,000	30,521,375
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	20,300,000	31,826,340
Nuance Communications Inc., cvt.,
senior bond, 2.75%, 8/15/27	United States	4,990,000	5,208,313
senior note, 2.75%, 11/01/31	United States	13,400,000	13,349,750
[b]Proofpoint Inc., senior note, 144A, cvt., 1.25%, 12/15/18	United States	15,000,000	18,559,500
[b]Salesforce.com Inc., cvt., senior note, 144A, 0.25%, 4/01/18	United States	28,000,000	32,147,500
[b]SanDisk Corp., cvt., senior note, 144A, 0.50%, 10/15/20	United States	30,000,000	30,112,500
[b]ServiceNow Inc., cvt., senior note, 144A, zero cpn., 11/01/18	United States	26,500,000	28,851,875
[b]Trulia Inc., cvt., senior note, 144A, 2.75%, 12/15/20	United States	21,400,000	25,861,044
[b]VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%, 8/15/37	United States	14,000,000	25,147,500
Xilinx Inc., cvt., senior note, 2.625%, 6/15/17	United States	18,000,000	29,002,500
[b]Yahoo! Inc, 144A, cvt., zero cpn., 12/01/18	United States	32,100,000	32,461,125

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[b]Yandex NV, cvt., senior note, 144A, 1.125%, 12/15/18	Russia	23,900,000	24,175,806
			551,213,121
Materials 3.9%
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14	Luxembourg	10,000,000	10,108,650
[b]B2Gold Corp., cvt., senior sub. note, 144A, 3.25%, 10/01/18	Canada	15,400,000	14,652,330
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	20,000,000	28,250,000
Kaiser Aluminum Corp., cvt., senior note, 4.50%, 4/01/15	United States	4,000,000	5,891,253
Molycorp Inc., cvt., senior note, 5.50%, 2/01/18	United States	7,360,000	6,541,200
			65,443,433
Utilities 1.4%
CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29	United States	12,000,000	24,630,000
Total Convertible Bonds (Cost $947,954,287)			1,164,281,929
		Shares
Escrow and Litigation Trusts (Cost $22,362) 0.0%†
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., D	United States	376,200	3,762
Total Investments before Short Term Investments (Cost $1,319,936,943)			1,586,726,352

Short Term Investments 6.8%
Money Market Funds (Cost $84,703,287) 5.0%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	United States	84,703,287	84,703,287
		Principal Amount*
Repurchase Agreements (Cost $29,621,654) 1.8%
[f] Joint Repurchase Agreement, 0.015%, 2/03/14 (Maturity Value $26,621,690)	United States	29,621,654	29,621,654
BNP Paribas Securities Corp. (Maturity Value $2,771,318)
Credit Suisse Securities (USA) LLC (Maturity Value $8,313,688)
Deutsche Bank Securities Inc. (Maturity Value $5,352,291)
HSBC Securities (USA) Inc. (Maturity Value $5,819,501)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,702,101)
Morgan Stanley & Co. LLC (Maturity Value $1,662,791)
Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%, 2/13/14 -
12/27/33; U.S. Government Agency Securities, Strips, 6/01/17; [g]U.S. Treasury
Bills, 3/20/14 - 12/11/14; U.S. Treasury Bonds, 7.25% - 9.875%, 11/15/15 -
11/15/18; U.S. Treasury Bonds, Index Linked, 0.125%, 4/15/16; U.S. Treasury
Notes, 0.125% - 4.75%, 3/31/14 - 12/31/18; and U.S. Treasury Notes, Index
Linked, 0.125% - 2.625%, 7/15/14 - 1/15/19 (valued at $30,220,033)
Total Investments (Cost $1,434,261,884) 100.4%			1,701,051,293

Other Assets, less Liabilities (0.4)%			(6,553,795)
Net Assets 100.0%			$1,694,497,498

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $596,757,428, representing 35.22% of net assets.
c Defaulted security or security for which income has been deemed uncollectible.
d See Note 6 regarding restricted securities.
e The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
f Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2014, all repurchase agreements had been entered into on that date.
g The security is traded on a discount basis with no stated coupon rate.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks 91.1%
Consumer Discretionary 14.3%
ClubCorp Holdings Inc.	United States	935,900	$16,949,149
Comcast Corp., A	United States	600,960	32,722,272
Ford Motor Co.	United States	2,440,200	36,505,392
[a]General Motors Co.	United States	231,564	8,354,829
Lowe's Cos. Inc.	United States	600,000	27,774,000
McDonald's Corp.	United States	398,900	37,564,413
NIKE Inc., B	United States	530,700	38,661,495
Target Corp.	United States	571,500	32,369,760
Wynn Resorts Ltd.	United States	193,200	42,005,544
			272,906,854
Consumer Staples 7.5%
Diageo PLC, ADR	United Kingdom	284,000	34,094,200
Kellogg Co.	United States	405,800	23,528,284
Mead Johnson Nutrition Co., A	United States	415,200	31,924,728
PepsiCo Inc.	United States	448,900	36,073,604
The Procter & Gamble Co.	United States	237,700	18,212,574
			143,833,390
Energy 6.8%
BP PLC, ADR	United Kingdom	391,271	18,346,697
Chevron Corp.	United States	172,400	19,245,012
Exxon Mobil Corp.	United States	367,234	33,844,286
Royal Dutch Shell PLC, A, ADR	United Kingdom	512,000	35,379,200
Schlumberger Ltd.	United States	250,000	21,892,500
			128,707,695
Financials 12.1%
Aflac Inc.	United States	536,200	33,662,636
Bank of America Corp.	United States	974,700	16,326,225
BlackRock Inc.	United States	129,700	38,970,959
JPMorgan Chase & Co.	United States	691,500	38,281,440
Marsh & McLennan Cos. Inc.	United States	497,700	22,749,867
MetLife Inc.	United States	394,568	19,353,561
T. Rowe Price Group Inc.	United States	347,800	27,281,432
Wells Fargo & Co.	United States	725,000	32,871,500
			229,497,620
Health Care 9.2%
Bristol-Myers Squibb Co.	United States	298,700	14,926,039
Eli Lilly & Co.	United States	566,400	30,591,264
Johnson & Johnson	United States	332,000	29,372,040
Pfizer Inc.	United States	979,300	29,770,720
Roche Holding AG	Switzerland	139,000	38,224,808
Sanofi, ADR	France	659,200	32,234,880
			175,119,751
Industrials 14.0%
The Boeing Co.	United States	218,200	27,331,732
Cummins Inc.	United States	223,500	28,380,030
Emerson Electric Co.	United States	569,000	37,519,860
General Electric Co.	United States	1,228,500	30,872,205
Honeywell International Inc.	United States	393,800	35,926,374
Lockheed Martin Corp.	United States	254,900	38,466,959
Republic Services Inc.	United States	1,216,500	38,964,495
United Parcel Service Inc., B	United States	306,600	29,197,518
			266,659,173
Information Technology 11.8%
Apple Inc.	United States	37,000	18,522,200
CA Inc.	United States	1,144,700	36,721,976
Cisco Systems Inc.	United States	1,665,333	36,487,446

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Intel Corp.	United States	1,200,000	29,448,000
Maxim Integrated Products Inc.	United States	1,226,000	37,098,760
Microsoft Corp.	United States	1,034,100	39,140,685
Paychex Inc.	United States	629,100	26,308,962
			223,728,029
Materials 7.0%
BHP Billiton PLC	United Kingdom	842,500	24,865,469
The Dow Chemical Co.	United States	613,000	27,897,630
E. I. du Pont de Nemours and Co.	United States	532,100	32,463,421
Freeport-McMoRan Copper & Gold Inc., B	United States	633,906	20,544,894
Potash Corp. of Saskatchewan Inc.	Canada	858,600	26,891,352
			132,662,766
Telecommunication Services 2.5%
AT&T Inc.	United States	634,410	21,138,541
Vodafone Group PLC, ADR	United Kingdom	697,600	25,853,056
			46,991,597
Utilities 5.9%
Dominion Resources Inc.	United States	391,100	26,559,601
Duke Energy Corp.	United States	419,690	29,638,508
Great Plains Energy Inc.	United States	318,252	7,854,459
PG&E Corp.	United States	809,900	34,137,285
Xcel Energy Inc.	United States	478,000	13,818,980
			112,008,833
Total Common Stocks (Cost $1,360,326,180)			1,732,115,708
Equity-Linked Securities (Cost $26,040,631) 1.6%
Consumer Discretionary 1.6%
[b]Deutsche Bank AG into Amazon.com Inc., 5.50%, 144A	United States	97,500	31,087,387
Convertible Preferred Stocks 6.0%
Energy 1.0%
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	16,000	18,312,160
Financials 1.5%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	18,000	20,134,980
MetLife Inc., 5.00%, cvt. pfd.	United States	310,000	9,036,500
			29,171,480
Industrials 2.0%
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	68,800	8,424,560
Stanley Black & Decker Inc., 6.25%, cvt., pfd.	United States	279,000	28,388,250
			36,812,810
Utilities 1.5%
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	370,000	19,610,000
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	154,000	9,206,120
			28,816,120
Total Convertible Preferred Stocks (Cost $97,647,313)			113,112,570
Total Investments before Short Term Investments (Cost $1,484,014,124)			1,876,315,665

Short Term Investments (Cost $39,918,383) 2.1%
Money Market Funds 2.1%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	39,918,383	39,918,383
Total Investments (Cost $1,523,932,507) 100.8%			1,916,234,048
Other Assets, less Liabilities (0.8)%			(14,344,650)
Net Assets 100.0%			$1,901,889,398

a Non-income producing.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $49,399,547, representing 2.60% of net assets.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Common Stocks (Cost $—) 0.0%
Health Care Distributors 0.0%
[a,b,c]RoTech Medical Corp.	United States	26,267	$—
		Principal Amount*
Corporate Bonds (Cost $2,078,706) 0.1%
Broadcasting 0.1%
Clear Channel Communications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	$2,211,000	2,266,275
[d]Senior Floating Rate Interests 88.6%
Aerospace & Defense 2.3%
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing
Term Loan, 4.00%, 12/13/19	United States	9,616,732	9,679,414
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	Luxembourg	4,135,802	4,146,141
AWAS Finance Luxembourg SA, Loans, 3.50%, 6/10/16	Ireland	8,379,450	8,400,399
CAMP International Holding Co., 2013 Replacement Term Loan, 4.75%, 5/31/19	United States	17,109,667	17,344,925
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	10,800,000	11,002,500
Term B Loans, 5.50%, 4/09/20	United States	4,750,904	4,824,148
[b,c]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	810,222	761,646
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	13,139,285	13,309,005
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	55,912,282	56,375,292
			125,843,470
Agricultural Products 0.2%
Allflex Holdings III Inc.,
Initial Term Loan, 4.25%, 7/17/20	United States	4,189,500	4,215,684
Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	6,160,000	6,262,028
			10,477,712
Airlines 2.1%
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	16,521,818	17,007,147
American Airlines Inc., Class B Term Loan, 3.75%, 6/27/19	United States	39,337,387	39,718,488
Delta Air Lines Inc.,
New Term B-1 Loan, 4.00%, 10/18/18	United States	12,028,500	12,107,936
Second New Term Loan, 3.50%, 4/20/17	United States	15,453,750	15,595,353
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17	United States	18,933,333	18,988,562
U.S. Airways Inc., Term Loan B-1, 3.50%, 5/23/19	United States	12,650,000	12,735,387
			116,152,873
Alternative Carriers 0.3%
Cricket Communications Inc. (Leap Wireless),
C Term Loan, 4.75%, 3/08/20	United States	11,449,676	11,487,506
Term Loan, 4.75%, 10/10/19	United States	4,841,100	4,858,247
			16,345,753
Aluminum 0.2%
Novelis Inc., Term Loan, 3.75%, 3/10/17	Canada	9,700,174	9,776,389
Apparel, Accessories & Luxury Goods 0.4%
PVH Corp., Tranche B Term Loan, 3.25%, 2/13/20	United States	6,184,274	6,232,103
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	18,233,013	18,089,757
			24,321,860
Application Software 0.5%
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	10,148,120	10,198,861
Skillsoft Corp., New Term Loan, 5.00%, 5/26/17	United States	14,678,107	14,806,540
			25,005,401
Auto Parts & Equipment 2.3%
[e]Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	23,734,979	23,794,317
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18	United States	9,931,020	10,030,330
August LuxUK Holding Co.,
Lux Second Lien, 10.50%, 4/27/19	Luxembourg	3,045,163	3,128,905
Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	5,336,965	5,403,677
August U.S. Holding Co. Inc.,
U.S. Second Lien, 10.50%, 4/27/19	United States	997,089	1,024,509

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	7,863,001	7,961,288
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	1,014,035	972,206
[e] Term Loan, 7.25%, 7/29/17	United States	9,132,547	9,138,118
Key Safety Systems Inc., Initial Term Loan, 4.75%, 5/10/18	United States	4,008,695	4,063,814
TI Group Automotive Systems LLC, Term Loan, 5.50%, 3/28/19	United States	16,744,054	16,848,704
Tower Automotive Holdings USA LLC,
[e] Initial Term Loan, 4.75%, 4/23/20	United States	20,481,408	20,656,176
Initial Term Loan, 5.25%, 4/23/20	United States	1,586,061	1,595,974
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	11,637,906	11,717,916
Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	12,214,466	12,313,660
			128,649,594
Automobile Manufacturers 0.4%
Chrysler Group LLC, Tranche B Term Loan, 3.50%, 5/24/17	United States	22,773,897	22,928,440
Biotechnology 0.2%
Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19	Ireland	10,728,853	10,755,676
Broadcasting 6.1%
Clear Channel Communications Inc.,
[e] Tranche B Term Loan, 3.81%, 1/29/16	United States	6,054,365	5,915,442
Tranche C Term Loan, 3.81%, 1/29/16	United States	112,789	109,476
[e] Tranche D Term Loan, 6.91%, 1/30/19	United States	44,223,287	43,003,210
[e] Tranche E Term Loan, 7.66%, 7/30/19	United States	25,971,493	25,890,332
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	41,673,415	42,162,870
Entercom Radio LLC, Term Loan B-2, 4.00%, 11/23/18	United States	7,454,928	7,531,811
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	10,437,550	10,444,074
Gray Television Inc., Initial Term Loan, 4.75%, 10/12/19	United States	9,682,475	9,767,196
LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18	United States	4,871,138	4,910,108
Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	21,530,000	21,758,627
Mission Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	6,522,732	6,555,294
Nexstar Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	7,396,881	7,433,807
Nine Entertainment Group Pty. Ltd., Term B Loan, 3.25%, 2/05/20	Australia	34,465,819	34,433,524
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	35,324,331	36,295,750
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	17,977,030	18,044,444
Sinclair Television Group Inc., Tranche B Term Loans, 3.00%, 4/09/20	United States	16,320,162	16,365,532
Univision Communications Inc.,
C3-2013 Incremental Term Loan, 4.00%, 3/01/20	United States	12,120,264	12,189,701
[e] Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	35,934,916	36,178,231
			338,989,429
Building Products 0.9%
Air Distribution Technologies (Tomkins Air Distr.), First Lien Initial Term Loan, 4.25%,
11/09/18	United States	6,683,250	6,741,728
Air Distribution Technologies (Tomkins Air Distribution), Second Lien Initial Loan,
9.25%, 5/09/20	United States	7,921,154	8,089,479
NCI Building Systems Inc., Tranche B Term Loan, 4.25%, 6/24/19	United States	7,770,684	7,800,795
Quikrete Holdings Inc.,
First Lien Initial Loan, 4.00%, 9/26/20	United States	27,072,841	27,346,277
Second Lien Initial Loan, 7.00%, 3/26/21	United States	2,448,462	2,519,467
			52,497,746
Cable & Satellite 2.2%
Atlantic Broadband (PENN) Holdings Inc., Term B Loan, 3.25%, 11/30/19	United States	8,448,236	8,458,796
Cequel Communications LLC, Term Loan, 3.50%, 2/14/19	United States	21,668,133	21,767,936
CSC Holdings LLC (Cablevision), Term B Loan, 2.66%, 4/17/20	United States	24,715,800	24,614,539
Midcontinent Communications, Term B Loan, 3.50% - 5.00%, 7/30/20	United States	11,801,145	11,845,399
TWCC Holding Corp., Second Lien Term Loan, 7.00%, 6/26/20	United States	4,060,000	4,105,675
UPC Financing Partnership,
Facility AF, 4.00%, 1/31/21	Netherlands	13,000,000	13,094,796
Term Loan AH, 3.25%, 6/30/21	Netherlands	3,630,000	3,642,480
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	34,760,000	34,883,850
			122,413,471
Casinos & Gaming 4.9%
[e]Affinity Gaming LLC, Initial Term Loan, 4.25%, 11/09/17	United States	10,093,717	10,156,803
[e]Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20	United States	20,598,375	20,704,972

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Caesars Entertainment Operating Co. Inc.,
Term Loan B-4, 9.50%, 10/31/16	United States	32,453,004	32,828,258
Term Loan B-6, 5.489%, 1/28/18	United States	16,145,981	15,560,689
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	24,060,000	24,387,481
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	28,244,634	28,338,774
CCM Merger Inc. (MotorCity Casino), Term Loan, 5.00%, 3/01/17	United States	8,992,962	9,105,374
CityCenter Holdings LLC, Term B Loan, 5.00%, 10/16/20	United States	27,360,000	27,733,354
MGM Resorts International, Term B Loan, 3.50%, 12/20/19	United States	10,270,543	10,294,381
Peninsula Gaming LLC, Term B Loans, 4.25%, 11/20/17	United States	3,452,900	3,477,695
Pinnacle Entertainment Inc.,
Tranche B-1 Term Loan, 3.75%, 8/15/16	United States	2,746,127	2,770,155
Tranche B-2 Term Loan, 3.75%, 8/13/20	United States	12,854,414	12,958,856
ROC Finance LLC, Funded Term B Loans, 5.00%, 4/08/19	United States	21,925,438	21,528,039
[e]Scientific Games International Inc., Initial Term Loan B, 4.25%, 10/18/20	United States	36,400,000	36,624,260
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	16,019,850	16,084,939
			272,554,030
Coal & Consumable Fuels 1.0%
[e]Bowie Resource Holdings LLC, Initial Term Loan, 8.00%, 8/16/20	United States	3,765,667	3,812,737
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	10,473,750	10,585,034
[e]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	41,822,000	42,181,293
			56,579,064
Commodity Chemicals 1.1%
AI Chem & CY U.S. Acquico Inc.,
Tranche B-1 Term Loan, 4.50%, 10/03/19	Luxembourg	2,954,501	2,984,046
Tranche B-2 Term Loan, 4.50%, 10/03/19	Luxembourg	1,532,949	1,548,278
[e]Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	22,886,319	23,158,094
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	34,506,600	34,966,677
			62,657,095
Communications Equipment 1.1%
[e]Alcatel-Lucent U.S.A. Inc., US Term Loan C (TLC), 5.75%, 1/30/19	United States	20,130,723	20,357,194
ARRIS Group Inc., Term B Loan, 3.50%, 3/27/20	United States	10,092,261	10,089,112
[e]Avaya Inc., Term B-5 Loan, 8.00%, 3/31/18	United States	18,942,409	19,155,454
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	10,994,097	11,060,842
			60,662,602
Computer Hardware 0.6%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	34,613,250	34,506,884
Construction & Farm Machinery & Heavy Trucks 0.5%
Allison Transmission Inc.,
Term B-2 Loan, 3.16%, 8/07/17	United States	1,607,746	1,613,774
Term B-3 Loans, 3.75%, 8/23/19	United States	17,202,342	17,277,603
Terex Corp., Term Loan, 3.50%, 4/28/17	United States	7,316,529	7,407,986
			26,299,363
Consumer Finance 0.5%
[e]Realogy Group LLC, Initial Term B Loan, 4.50%, 3/05/20	United States	29,689,910	29,960,831
Data Processing & Outsourced Services 1.6%
EVERTEC Group LLC, Term B Loan, 3.50%, 4/17/20	Puerto Rico	5,989,543	5,849,945
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	30,032,244	30,373,710
NAB Holdings LLC, Term Loan, 7.00%, 4/24/18	United States	3,024,750	3,047,436
SunGard Data Systems Inc.,
Tranche A U.S. Term Loan, 1.908%, 2/28/14	United States	1,194	1,197
Tranche D Term Loan, 4.50%, 1/31/20	United States	7,284,754	7,330,255
Tranche E Term Loan, 4.00%, 3/08/20	United States	6,488,611	6,529,132
West Corp., Term B-8 Loan, 3.25%, 6/30/18	United States	15,646,425	15,720,995
Worldpay U.S. Inc.,
Additional Term Facility, 4.50%, 11/30/19	United States	3,471,300	3,492,996
Facility B2A-II Loan, 5.25%, 11/30/19	United States	6,910,000	6,980,827
Facility C2 Loan, 4.75%, 11/30/19	United States	8,760,000	8,849,790
			88,176,283
Department Stores 0.4%
Hudson's Bay Co., First Lien Initial Term Loan, 4.75%, 11/04/20	Canada	21,640,000	21,991,585

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	11,120	11,156
			22,002,741
Distributors 0.6%
American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%, 4/16/20	United States	25,246,725	25,393,989
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	6,339,613	6,355,462
			31,749,451
Diversified Chemicals 2.3%
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	21,959,650	22,220,421
[e] Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	24,583,167	25,274,569
[e]Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	43,699,862	43,992,476
OCI Beaumont LLC, Term B-2 Loans, 6.25%, 8/20/19	United States	10,409,882	10,631,092
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	8,987,475	9,088,584
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	15,340,000	15,704,325
			126,911,467
Diversified Metals & Mining 1.2%
[e]FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	United States	63,537,187	64,331,402
Diversified Support Services 1.8%
Acosta Inc., Term B Loans, 4.25%, 3/01/18	United States	10,462,235	10,566,857
AlixPartners LLP,
2013 Recaptialization Term B2 Loans, 4.00%, 7/10/20	United States	21,902,102	22,059,534
2nd Lien 2013 Recapitalization TL, 9.00%, 7/10/21	United States	6,620,000	6,788,261
ARAMARK Corp.,
Synthetic L/C-3, 3.519%, 7/26/16	United States	352,698	354,570
U.S. Term C Loan, 3.747%, 7/26/16	United States	8,674,881	8,720,910
U.S. Term D Loan, 4.00%, 8/22/19	United States	12,469,277	12,562,734
Brock Holdings III Inc., Tranche B Term Loan, 6.00% - 6.75%, 3/16/17	United States	5,688,328	5,720,325
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	6,828,910	6,863,054
KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17	United States	4,395,307	4,436,513
Pacific Industrial Services US Finco LLC (Spotless),
[e] First Lien Term B Loan, 5.00%, 10/02/18	United States	19,464,550	19,780,849
Second Lien Initial Term Loan, 8.75%, 4/02/19	United States	3,910,000	4,015,081
			101,868,688
Drug Retail 0.4%
Rite Aid Corp.,
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	2,780,000	2,856,102
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	4,740,000	4,834,800
Tranche 6 Term Loan, 4.00%, 2/21/20	United States	12,048,950	12,135,498
			19,826,400
Education Services 0.7%
Bright Horizons Family Solutions LLC, Term B Loan, 4.00%, 1/30/20	United States	22,057,285	22,242,015
Laureate Education Inc., New Series 2018 Ext. Term Loan, 5.00%, 6/16/18	United States	18,371,512	18,325,583
			40,567,598
Electric Utilities 0.7%
Alinta Energy Finance Pty. Ltd., Term B Loans, 6.375%, 8/13/19	Australia	21,799,225	22,037,665
Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	6,835,650	6,823,899
Term B-2 Loan, 3.25%, 1/31/22	United States	10,258,450	10,278,967
			39,140,531
Electrical Components & Equipment 0.1%
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	6,260,732	6,315,513
Environmental & Facilities Services 0.7%
ADS Waste Holdings Inc., Tranche B Term Loan, 4.25%, 10/09/19	United States	30,250,137	30,460,466
Progressive Waste Solutions Ltd., Term B Loan, 3.00%, 10/24/19	Canada	8,719,935	8,730,835
			39,191,301
Food Distributors 0.8%
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	8,801,050	8,826,723
Second Lien Term Loan, 9.50%, 10/10/17	United States	16,780,000	16,402,450

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	19,900,000	20,120,770
			45,349,943
Food Retail 0.1%
Pantry Inc., Term Loan, 4.75%, 8/03/19	United States	3,145,299	3,192,479
Forest Products 0.6%
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	20,608,969	20,836,533
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	11,996,205	12,328,596
			33,165,129
Health Care Equipment 1.9%
Biomet Inc., Dollar Term B-2 Loan, 3.658% - 3.746%, 7/25/17	United States	21,203,450	21,375,686
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	17,200,000	17,601,328
Term Loan, 5.00%, 6/07/19	United States	16,770,000	17,051,182
DJO Finance LLC, Tranche B Term Loan, 4.75%, 9/15/17	United States	6,548,381	6,623,687
Hologic Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19	United States	17,406,198	17,564,542
Kinetic Concepts Inc.,
Dollar Term D-1 Loan, 3.25%, 5/04/18	United States	18,205,073	18,352,898
Term D-2 Loan, 3.25%, 11/04/16	United States	6,017,446	6,043,724
			104,613,047
Health Care Facilities 2.5%
Community Health Systems Inc.,
2017 Term E Loan, 3.487% - 3.497%, 1/25/17	United States	27,191,313	27,431,358
[e] 2021 Term D Loan, 5.50%, 1/27/21	United States	32,900,000	33,281,870
HCA Inc.,
Tranche B-4 Term Loan, 2.997%, 5/01/18	United States	1,915,200	1,920,737
Tranche B-5 Term Loan, 2.91%, 3/31/17	United States	24,352,602	24,427,024
[e]Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	28,286,053	28,572,450
RCHP Inc., First Lien Term Loan, 7.00%, 11/04/18	United States	6,964,912	6,843,026
Select Medical Corp.,
Series B Tranche B Term Loan, 3.50%, 2/20/16	United States	5,900,400	5,944,653
Series C Tranche B Term Loan, 4.00% - 5.25%, 6/01/18	United States	950,909	957,644
United Surgical Partners International Inc.,
Extended Term Loan, 4.25%, 4/03/17	United States	5,288,440	5,330,309
New Tranche B Term Loan, 4.75%, 4/03/19	United States	5,109,674	5,155,982
			139,865,053
Health Care Services 1.8%
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	2,455,696	2,474,409
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	40,173,433	40,558,254
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan, 4.00%, 5/25/18	United States	14,833,456	14,936,549
National Mentor Holdings Inc., Term Loan B, 6.00%, 1/31/21	United States	10,190,000	10,285,531
Surgery Centers Holdings Inc.,
[e] First Lien Term Loan, 6.00%, 4/11/19	United States	9,296,583	9,319,825
Incremental Second Lien Term Loan, 10.75%, 4/10/20	United States	3,140,000	3,121,317
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	17,719,124	17,903,704
			98,599,589
Health Care Supplies 0.2%
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	11,440,832	11,542,129
Health Care Technology 0.4%
IMS Health Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17	United States	12,409,673	12,505,327
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	8,374,213	8,405,616
			20,910,943
Home Entertainment Software 0.7%
Activision Blizzard Inc., Term Loan, 3.25%, 10/11/20	United States	40,279,050	40,684,539
Home Furnishings 0.3%
Tempur Sealy International Inc., Term B Loan, 3.50%, 12/12/19	United States	18,699,248	18,777,168
Home Improvement Retail 0.4%
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	20,969,290	21,283,745
Hotels, Resorts & Cruise Lines 1.3%
Four Seasons Holdings Inc.,
First Lien Term Loan, 3.50%, 6/27/20	Canada	6,755,070	6,809,955

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Second Lien Term Loan, 6.25%, 12/27/20	Canada	3,100,000	3,185,250
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/25/20	United States	43,928,947	44,293,250
Station Casinos LLC, B Term Loan, 5.00%, 3/01/20	United States	18,093,350	18,310,470
			72,598,925
Household Products 1.1%
Apex Tool Group LLC, Term Loan, 4.50%, 2/01/20	United States	17,865,000	17,987,786
Spectrum Brands Inc., Tranche C Term Loan, 3.50%, 9/04/19	United States	6,786,206	6,825,084
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	35,154,176	33,528,296
			58,341,166
Human Resource & Employment Services 1.0%
[e]Altegrity Inc.,
Term Loan B, 4.75%, 2/21/15	United States	27,988,347	27,323,624
Tranche D Term Loan, 7.75%, 2/21/15	United States	30,735,245	30,504,731
			57,828,355
Independent Power Producers & Energy Traders 0.8%
AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18	United States	7,238,336	7,304,501
Calpine Corp.,
Term Loan (B1), 4.00%, 4/01/18	United States	9,880,170	9,975,444
[e] Term Loan B4, 4.00%, 10/31/20	United States	19,728,483	19,947,686
Term Loans (B3), 4.00%, 10/09/19	United States	2,577,375	2,601,538
Dynegy Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/23/20	United States	6,913,583	6,963,997
			46,793,166
Industrial Conglomerates 0.8%
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	7,562,988	7,591,349
Schaeffler AG, Facility C-USD, 4.25%, 1/27/17	Germany	30,060,952	30,355,189
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	6,116,621	6,155,804
			44,102,342
Industrial Machinery 2.4%
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	4,372,149	4,399,475
Generac Power Systems Inc., Term Loans, 3.50%, 5/31/20	United States	7,843,916	7,886,375
Husky Injection Molding Systems Ltd., Term Loan, 4.25%, 6/30/18	Canada	16,658,432	16,804,193
Milacron LLC, Term Loan, 4.25%, 3/18/20	United States	17,676,582	17,740,005
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	13,086,085	13,347,807
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	22,004,850	22,157,652
Sensus USA Inc.,
[e] First Lien Term Loan, 4.75% - 5.75%, 5/09/17	United States	8,227,524	8,273,804
Second Lien Term Loan, 8.50%, 5/09/18	United States	14,314,541	14,395,061
Spin Holdco Inc. (Coinmach), Initial Term Loan, 4.25%, 11/14/19	United States	11,850,300	11,962,629
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	11,050,237	11,125,224
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	5,939,015	5,994,693
			134,086,918
Insurance Brokers 0.2%
HUB International Ltd., Initial Term Loan, 6.00%, 10/02/20	United States	10,337,550	10,479,640
Integrated Telecommunication Services 1.9%
Cincinnati Bell Inc., Tranche B Term Loan, 4.00%, 9/10/20	United States	5,635,875	5,664,556
[e]Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	13,808,550	13,787,837
Integra Telecom Holdings Inc.,
1st Lien Term Loan, 5.25%, 2/22/19	United States	6,729,150	6,828,405
Second Lien Term Loan, 9.75%, 2/24/20	United States	5,700,000	5,872,425
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	14,207,201	14,336,842
LTS Buyer LLC,
1st Lien Term B Loan, 4.50%, 4/11/20	United States	10,689,014	10,733,459
2nd Lien Initial Loan, 8.00%, 4/11/21	United States	2,719,750	2,784,344
Windstream Corp.,
Term Loan B-5, 3.50%, 8/08/19	United States	5,796,625	5,821,382
Tranche B-4 Term Loan, 3.50%, 1/23/20	United States	2,643,300	2,652,800
[e]Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	33,869,812	34,123,836
			102,605,886
Internet Software & Services 1.6%
[e]BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	65,830,000	66,017,418

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Web.com Group Inc., 1st Lien Term Loan, 4.50%, 10/27/17	United States	22,955,724	23,314,407
			89,331,825
Investment Banking & Brokerage 0.4%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	21,980,004	22,275,261
IT Consulting & Other Services 0.2%
Genpact International Inc., Domestic Term B-1 Loan, 3.50%, 8/30/19	United States	9,146,597	9,183,696
Leisure Facilities 1.2%
24 Hour Fitness Worldwide Inc., New Tranche B Term Loan, 5.25%, 4/22/16	United States	10,973,892	11,111,065
ClubCorp Club Operations Inc., Term B Loans, 4.00%, 11/23/20	United States	9,034,113	9,101,869
Kasima LLC (DCIP), Term Loan, 3.25%, 5/17/21	United States	8,480,000	8,497,664
Seven Seas Cruises S. De R.L. & SSC Finance Corp., Term B-1 Loans, 4.75%,
12/21/18	Panama	13,161,756	13,235,791
Six Flags Theme Parks Inc., Tranche B Term Loan, 3.50% - 5.00%, 12/20/18	United States	4,021,156	4,053,811
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	19,400,000	19,557,625
			65,557,825
Life & Health Insurance 0.2%
CNO Financial Group Inc. (fka Conseco), Tranche B-2 Term Loan, 3.75%, 9/28/18	United States	9,235,453	9,285,481
Life Sciences Tools & Services 0.8%
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	14,830,397	14,948,195
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18	United States	29,400,000	29,519,246
			44,467,441
Marine 0.5%
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	24,616,355	25,108,682
Metal & Glass Containers 0.2%
BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	9,482,925	9,568,869
Movies & Entertainment 2.0%
AMC Entertainment Inc., Initial Term Loan, 3.50%, 4/30/20	United States	8,495,800	8,530,284
Aufinco Pty. Ltd. and U.S. Finco LLC,
Second Lien Initial Term Loan, 8.25%, 11/30/20	Australia	4,500,000	4,578,750
Term B Loan, 4.00%, 5/30/20	Australia	4,776,000	4,802,865
Cinemark USA Inc., Term Loan, 3.16% - 3.17%, 12/13/19	United States	10,829,587	10,883,031
[e]Delta 2 (Lux) S.A.R.L. (Formula One), New Facility B (USD), 4.50%, 4/30/19	Luxembourg	32,889,681	33,300,802
IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16	United States	8,411,787	8,467,869
Lions Gate Entertainment Corp., Second Lien Loans, 5.00%, 7/19/20	Canada	1,890,000	1,892,041
National CineMedia LLC, New Term Loan, 2.91%, 11/26/19	United States	6,050,000	6,055,403
WMG Acquisition Corp., Tranche B Term Loan, 3.75%, 7/01/20	United States	14,289,233	14,349,519
Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20	United States	17,810,415	17,968,482
			110,829,046
Oil & Gas Drilling 0.9%
Drillships Financing Holding Inc.,
Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	9,313,200	9,546,030
Tranche B-2 Term Loan, 5.50%, 7/15/16	Marshall Islands	10,348,000	10,485,970
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	13,746,125	13,986,682
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	14,066,815	14,240,892
			48,259,574
Oil & Gas Equipment & Services 0.3%
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	15,728,764	15,963,060
Oil & Gas Exploration & Production 2.0%
Bennu Oil & Gas LLC, Second Lien Loans, 10.25%, 11/01/18	United States	7,473,130	7,557,203
EP Energy LLC,
Tranche B-2 Loan (Second Lien), 4.50%, 4/30/19	United States	262,500	264,305
Tranche B-3 Loan (Second Lien), 3.50%, 4/24/18	United States	5,660,000	5,688,300
EXCO Resources Inc., Term Loan, 5.00%, 8/19/19	United States	16,257,278	16,318,242
Fieldwood Energy LLC,
First Lien Closing Date Loans, 3.875%, 9/30/18	United States	11,551,050	11,634,079
Second Lien Closing Date Loans, 8.375%, 9/30/20	United States	5,530,000	5,691,951
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	7,575,976	7,708,556
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	11,242,071	11,213,966
[e]Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	21,320,000	21,565,180

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Utex Industries Inc.,
[e] First Lien Term Loan, 4.50%, 4/10/20	United States	17,868,009	18,005,736
Second Lien Term Loan, 8.75%, 4/10/21	United States	4,250,000	4,366,875
			110,014,393
Oil & Gas Storage & Transportation 0.3%
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20	United States	6,917,781	6,937,670
Tallgrass Operations LLC, Term Loan, 4.25%, 11/13/18	United States	8,540,000	8,625,400
			15,563,070
Other Diversified Financial Services 0.8%
Asurion LLC,
Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	26,956,629	26,992,724
Incremental Tranche B-2 Term Loans, 3.50%, 7/08/20	United States	19,156,269	18,954,227
			45,946,951
Packaged Foods & Meats 2.1%
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.50%, 7/03/21	United States	10,183,362	10,437,946
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	21,286,134	21,424,494
Dole Food Co. Inc., Tranche B Term Loan, 4.50%, 11/01/18	United States	10,485,894	10,574,374
H.J. Heinz Co., Term B-2 Loan, 3.50%, 6/05/20	United States	40,377,100	40,838,126
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	7,650,825	7,669,952
Initial Term Loan, 3.75%, 5/25/18	Brazil	7,227,000	7,254,101
Pinnacle Foods Finance LLC,
Tranche G Term Loan, 3.25%, 4/29/20	United States	14,852,606	14,889,737
Tranche H Term Loan, 3.25%, 4/29/20	United States	5,027,400	5,042,211
			118,130,941
Paper Packaging 1.3%
Clondalkin Acquisition BV,
2nd Lien Term Loan, 10.00%, 11/30/20	Netherlands	6,606,960	6,590,443
Term Loans, 5.75%, 5/31/20	Netherlands	8,606,750	8,682,059
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	20,640,442	21,046,812
Multi Packaging Solutions Inc., Initial Term Loan, 4.25%, 8/17/20	United States	3,840,000	3,865,601
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	30,282,246	30,674,976
			70,859,891
Paper Products 0.3%
[f]NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	16,335,000	16,692,328
Personal Products 1.6%
[e]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	29,629,516	30,036,922
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	27,605,183	27,794,969
Revlon Consumer Products Corp.,
Acquisition Term Loans, 4.00%, 10/09/19	United States	18,750,000	18,874,125
Non-Contributed Loan, 8.50%, 10/08/14	United States	5,500,000	5,555,000
Term Loan B, 4.00%, 11/19/17	United States	4,304,148	4,349,880
			86,610,896
Pharmaceuticals 2.1%
[e]Akorn Inc., Loans, 5.75%, 11/04/20	United States	15,530,000	15,724,125
Jazz Pharmaceuticals Inc.,
Tranche 1 Term Loan, 3.50%, 6/12/18	United States	9,472,400	9,523,712
Tranche 2 Term Loan, 4.75%, 6/12/18	United States	2,180,000	2,192,262
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	22,697,942	22,868,177
RPI Finance Trust,
Term B-2 Loan, 3.25%, 5/09/18	United States	22,576,955	22,746,282
Term B-3 Loan, 3.25%, 11/09/18	United States	2,489,983	2,508,658
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	Canada	10,932,117	11,020,897
[e] Series D-2 Tranche B Term Loan, 3.75%, 2/13/19	Canada	20,323,825	20,490,704
Series E Tranche B Term Loan, 4.50%, 8/05/20	Canada	7,850,675	7,940,220
			115,015,037
Publishing 0.1%
Springer Science & Media Deutschland GmbH, Initial Term B-2, 5.00%, 8/14/20	United States	7,991,375	8,043,822
Restaurants 0.4%
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	4,708,106	4,745,705

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Dunkin' Brands Inc., Term B-3 Loan, 3.75%, 2/14/20	United States	10,013,663	10,063,731
P.F. Chang's China Bistro Inc., Term Loan, 4.25%, 6/22/19	United States	8,654,601	8,762,680
			23,572,116
Retail REITs 0.1%
[e]Capital Automotive LP,
Second Lien Term Loan, 6.00%, 4/30/20	United States	4,896,250	5,085,980
Tranche B-1 Term Loan, 4.00%, 4/10/19	United States	2,374,892	2,400,363
			7,486,343
Security & Alarm Services 0.2%
Protection One Inc., Term Loan, 4.25%, 3/19/19	United States	9,776,359	9,813,020
Semiconductors 0.8%
Freescale Semiconductor Inc.,
Tranche B-3 Term Loan, 4.75%, 12/01/16	United States	5,955,000	6,010,828
Tranche B-4 Term Loan, 5.00%, 2/28/20	United States	13,895,000	14,046,984
[e] Tranche B-5 Term Loan, 5.00%, 1/15/21	United States	23,460,485	23,795,290
			43,853,102
Specialized Consumer Services 0.3%
Advantage Sales & Marketing Inc.,
2013 Term Loan, 4.25%, 12/18/17	United States	11,240,015	11,345,390
Second Lien 2013 Other TL, 8.25%, 6/17/18	United States	2,937,143	2,988,543
			14,333,933
Specialized Finance 0.4%
Clipper Acquisitions Corp. (THE TCW GROUP Inc.), Initial Term Loan, 4.00%, 2/06/20	United States	8,246,700	8,301,681
[e]Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	14,992,486	15,203,325
			23,505,006
Specialty Chemicals 3.3%
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	40,663,890	41,040,031
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	United States	1,256,599	1,267,594
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	3,881,671	3,915,636
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	Germany	12,761,730	12,873,395
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	18,408,344	18,573,246
Nexeo Solutions LLC, Term B-2 Loan, 5.00%, 9/09/17	United States	6,507,625	6,523,894
OMNOVA Solutions Inc., Term B-1 Loan, 4.25%, 5/31/18	United States	4,431,472	4,464,708
Oxbow Carbon LLC,
[e] First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	23,284,806	23,561,313
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	7,530,980	7,775,737
Road Infrastructure Investment LLC (Ennis Flint),
First Lien Term Loan, 6.25%, 3/30/18	United States	2,569,169	2,590,043
Second Lien Term Loan, 10.25%, 9/30/18	United States	10,576,190	10,708,393
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	7,086,105	7,183,539
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	1,250,489	1,267,683
Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19	United States	8,843,175	8,891,078
Tata Chemicals North America Inc., Term Loan, 3.75%, 8/09/20	United States	10,895,250	10,956,536
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	21,337,425	21,247,893
			182,840,719
Specialty Stores 3.2%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/13/19	United States	14,032,998	14,189,115
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	12,616,917	12,745,344
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19	United States	17,654,852	17,824,039
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	12,237,525	12,370,584
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	11,850,000	11,953,688
Jo-Ann Stores Inc., Term B Loan, 4.00%, 3/18/18	United States	14,815,230	14,898,565
Leslie's Poolmart Inc., Tranche B Term Loan, 4.25%, 10/16/19	United States	17,726,291	17,881,396
Michael's Stores Inc., Term B Loan, 3.75%, 1/28/20	United States	14,391,250	14,483,440
[e]The Neiman Marcus Group Ltd. Inc., Term Loan, 5.00%, 10/25/20	United States	37,761,150	38,251,403
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	14,800,447	14,905,664
Prestige Brands Inc., Term B-1 Loan, 3.75% - 5.00%, 1/31/19	United States	4,680,896	4,718,441
			174,221,679
Systems Software 0.9%
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/28/20	United States	9,170,000	9,490,950

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Term Loan, 4.50%, 5/31/19	United States	9,500,839	9,572,095
Vertafore Inc.,
New Term Loan, 4.25%, 10/03/19	United States	6,711,287	6,772,111
Second Lien Term Loan, 9.75%, 10/27/17	United States	3,315,238	3,381,543
Websense Inc.,
First Lien Term Loan, 4.50%, 6/25/20	United States	8,477,400	8,530,384
Second Lien Term Loan, 8.25%, 12/24/20	United States	10,776,597	10,830,480
			48,577,563
Technology Distributors 0.1%
Sirius Computer Solutions Inc., Term Loan, 7.00%, 12/07/18	United States	2,795,154	2,840,575
Tires & Rubber 0.5%
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	27,325,000	27,675,115
Trucking 1.3%
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.00%, 3/15/19	United States	9,603,887	9,638,346
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 6.50%, 10/16/20	United States	14,000,000	13,895,000
Hertz Corp.,
Credit Linked Deposit, 3.75%, 3/11/18	United States	18,350,000	18,258,250
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	12,384,900	12,444,855
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 4.00%, 12/21/17	United States	8,771,594	8,852,003
YRCW Receivables LLC, Term B Loan, 11.75%, 9/30/14	United States	6,828,613	6,871,292
			69,959,746
Wireless Telecommunication Services 0.7%
Crown Castle Operating Co., Ext Increm Tranche B2 TL, 3.25%, 1/31/21	United States	20,397,330	20,505,700
NTELOS Inc., Term B Advance,
5.75%, 11/11/19	United States	15,651,875	15,720,227
7.00%, 11/11/19	United States	1,910,000	1,918,341
			38,144,268
Total Senior Floating Rate Interests (Cost $4,836,846,084)			4,895,810,494
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 0.5%
Other Diversified Financial Services 0.5%
[g]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	3,540,000	3,370,253
[d,g]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.839%, 1/27/25	Cayman Islands	3,500,000	3,363,959
[d,g]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.236%, 1/30/25	Cayman Islands	3,850,000	3,808,549
[g]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	3,600,000	3,623,189
[g]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	3,500,000	3,526,698
[d,g]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.139%, 4/15/24	Cayman Islands	3,850,000	3,785,863
2013-1A, C, 144A, FRN, 3.739%, 4/15/24	Cayman Islands	3,850,000	3,796,776
2013-2A, B, 144A, FRN, 2.919%, 4/25/25	United States	3,850,000	3,797,185
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $29,376,851)			29,072,472
Total Investments before Short Term Investments (Cost $4,868,301,641)			4,927,149,241
		Shares

Short Term Investments (Cost $861,817,279) 15.6%
Money Market Funds 15.6%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	861,817,279	861,817,279
Total Investments (Cost $5,730,118,920) 104.8%			5,788,966,520

Other Assets, less Liabilities (4.8)%			(265,036,859)
Net Assets 100.0%			$5,523,929,661

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Non-income producing.
[b]	See Note 6 regarding restricted securities.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
c Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2014, the aggregate value of these securities was $761,646, representing 0.01% of net assets.
d The coupon rate shown represents the rate at period end
e A portion or all of the security purchased on a delayed delivery basis.
f At January 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $29,072,472, representing 0.53% of net assets.
h The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
FRN	-	Floating Rate Note
L/C	-	Letter of Credit

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
U.S. Government and Agency Securities 32.8%
AID-Egypt, U.S. Government Guaranteed, 4.45%, 9/15/15	$10,000,000	$10,658,180
U.S. Treasury Note,
1.25%, 10/31/15	6,000,000	6,102,306
1.375%, 11/30/15	30,000,000	30,592,980
1.50%, 7/31/16	18,000,000	18,444,384
2.00%, 1/31/16	8,000,000	8,265,624
2.125%, 5/31/15	7,000,000	7,179,235
2.625%, 2/29/16	6,000,000	6,280,782
3.25%, 5/31/16	6,000,000	6,391,872
4.00%, 2/15/15	12,000,000	12,475,776
4.125%, 5/15/15	15,000,000	15,755,865
4.25%, 8/15/15	8,000,000	8,494,376
[a] Index Linked, 0.50%, 4/15/15	9,679,933	9,909,076
[a] Index Linked, 1.25%, 4/15/14	15,969,738	16,065,189
[a] Index Linked, 2.00%, 1/15/16	7,046,173	7,525,370
Total U.S. Government and Agency Securities (Cost $163,654,377)		164,141,015
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 10.6%
FHLMC MF Structured Pass Through Certificates,
K004, A1, 3.413%, 5/25/19	2,028,321	2,158,010
K008, A1, 2.746%, 12/25/19	5,138,101	5,363,099
K010, A1, 3.32%, 7/25/20	4,105,230	4,350,254
K013, A1, 2.902%, 8/25/20	7,811,541	8,175,308
K014, A1, 2.788%, 10/25/20	9,693,856	10,123,328
K019, A1, 1.459%, 9/25/21	4,162,370	4,103,964
K702, A1, 2.084%, 12/25/17	6,392,743	6,542,681
K702, A1, 3.342%, 12/25/19	8,392,161	8,882,088
K703, A1, 1.873%, 1/25/18	2,213,806	2,259,023
GNMA, 2010-124, A, 3.848%, 10/16/32	780,191	784,933
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $51,886,720)		52,742,688
Mortgage-Backed Securities 55.4%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 11.7%
FHLMC, 1.823% - 2.241%, 2/01/18 - 4/01/42	4,423,989	4,660,863
FHLMC, 2.244% - 2.352%, 4/01/21 - 5/01/38	4,693,513	4,956,591
FHLMC, 2.353% - 2.375%, 5/01/23 - 7/01/38	4,492,389	4,793,559
FHLMC, 2.375% - 2.40%, 10/01/18 - 7/01/37	4,477,352	4,751,216
FHLMC, 2.40% - 2.427%, 11/01/25 - 5/01/42	3,444,838	3,613,689
FHLMC, 2.427% - 2.479%, 6/01/28 - 7/01/41	4,620,342	4,912,246
FHLMC, 2.48% - 2.545%, 8/01/23 - 6/01/41	3,840,393	4,063,847
FHLMC, 2.545% - 2.565%, 5/01/32 - 4/01/40	3,753,399	3,979,957
FHLMC, 2.571% - 2.644%, 8/01/23 - 3/01/39	4,402,474	4,670,502
FHLMC, 2.648% - 2.673%, 11/01/35 - 5/01/41	2,017,936	2,149,908
FHLMC, 2.673% - 2.70%, 7/01/35 - 7/01/41	4,549,420	4,839,383
FHLMC, 2.726% - 2.843%, 11/01/19 - 1/01/40	4,346,572	4,667,764
FHLMC, 2.898% - 5.634%, 6/01/24 - 1/01/41	4,657,457	4,954,556
FHLMC, 5.739% - 6.288%, 7/01/36 - 10/01/37	1,290,238	1,372,859
		58,386,940
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.8%
FHLMC Gold 15 Year, 3.50%, 11/01/20	2,049,756	2,166,525
FHLMC Gold 15 Year, 3.50%, 11/01/20	3,837,191	4,055,676
FHLMC Gold 15 Year, 3.50%, 1/01/21	2,738,293	2,894,581
FHLMC Gold 15 Year, 3.50%, 3/01/26	4,941,157	5,210,591
FHLMC Gold 15 Year, 4.00%, 7/01/20	5,604,168	5,975,860
FHLMC Gold 15 Year, 4.00%, 10/01/20	7,011,016	7,455,638
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23	1,354,897	1,477,008
FHLMC Gold 15 Year, 6.00%, 10/01/21 - 10/01/23	3,705,204	4,112,993
FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31	549,755	649,673

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

FHLMC Gold 30 Year, 9.50%, 3/01/21	5,832	5,897
		34,004,442
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 27.4%
FNMA, 1.192% - 1.70%, 6/01/21 - 11/01/44	4,446,422	4,602,389
FNMA, 1.74% - 1.792%, 11/01/32 - 5/01/34	2,958,694	3,105,504
FNMA, 1.793% - 1.84%, 3/01/30 - 12/01/35	3,883,334	4,054,166
FNMA, 1.847%, 1/01/35	5,430,890	5,793,494
FNMA, 1.865% - 1.925%, 6/01/18 - 3/01/43	4,276,679	4,511,458
FNMA, 1.925% - 1.972%, 10/01/24 - 12/01/36	3,447,393	3,669,070
FNMA, 1.975% - 2.035%, 6/01/18 - 11/01/40	4,293,003	4,521,068
FNMA, 2.04% - 2.136%, 5/01/19 - 2/01/37	4,651,659	4,911,786
FNMA, 2.14%, 2/01/36	181,458	194,000
FNMA, 2.143%, 2/01/36	7,069,006	7,412,005
FNMA, 2.144% - 2.193%, 11/01/22 - 2/01/36	4,605,262	4,869,672
FNMA, 2.195% - 2.269%, 11/01/17 - 8/01/37	4,742,069	5,011,958
FNMA, 2.272% - 2.327%, 10/01/18 - 9/01/39	4,508,476	4,787,137
FNMA, 2.328% - 2.358%, 5/01/32 - 11/01/42	4,401,445	4,642,737
FNMA, 2.358% - 2.393%, 9/01/24 - 8/01/41	4,425,493	4,696,764
FNMA, 2.393% - 2.402%, 9/01/31 - 12/01/36	1,668,054	1,755,151
FNMA, 2.403% - 2.410%, 8/01/33 - 7/01/42	4,425,205	4,692,827
FNMA, 2.410% - 2.453%, 3/01/25 - 5/01/38	3,802,786	4,045,749
FNMA, 2.455% - 2.473%, 4/01/22 - 12/01/36	4,299,644	4,585,821
FNMA, 2.481% - 2.485%, 11/01/34 - 12/01/37	1,368,398	1,441,423
FNMA, 2.488%, 10/01/36	4,996,563	5,310,833
FNMA, 2.49% - 2.54%, 11/01/27 - 5/01/48	3,629,976	3,859,054
FNMA, 2.54% - 2.56%, 7/01/33 - 12/01/36	4,373,892	4,667,573
FNMA, 2.56%, 11/01/36	855,984	906,603
FNMA, 2.561%, 6/01/35	9,992,139	10,675,980
FNMA, 2.562% - 2.626%, 8/01/26 - 2/01/39	3,338,807	3,573,426
FNMA, 2.63%, 4/01/36	5,070,614	5,396,196
FNMA, 2.633% - 2.648%, 2/01/36 - 5/01/48	4,426,183	4,747,998
FNMA, 2.649% - 3.341%, 9/01/17 - 4/01/44	4,590,397	4,876,735
FNMA, 3.388% - 4.412%, 9/01/18 - 3/01/50	4,686,074	4,997,522
FNMA, 4.57% - 6.19%, 9/01/18 - 6/01/38	4,164,210	4,436,861
		136,752,960
Federal National Mortgage Association (FNMA) Fixed Rate 9.3%
FNMA 15 Year, 3.50%, 10/01/25	7,988,052	8,441,961
FNMA 15 Year, 3.50%, 1/01/26	5,081,982	5,371,016
FNMA 15 Year, 3.50%, 2/01/26	2,646,572	2,797,068
FNMA 15 Year, 4.00%, 8/01/25	3,151,184	3,371,495
FNMA 15 Year, 4.00%, 11/01/25 - 2/01/26	4,027,847	4,308,381
FNMA 15 Year, 4.50%, 5/01/16	9,361,959	9,957,470
FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19	140,272	150,411
FNMA 15 Year, 5.00%, 2/01/18 - 6/01/23	1,422,263	1,538,092
FNMA 15 Year, 5.50%, 8/01/15 - 1/01/25	2,963,584	3,236,794
FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17	333,046	345,633
FNMA 15 Year, 6.50%, 10/01/16	7,545	7,579
FNMA 15 Year, 7.00%, 7/01/14	119	121
FNMA 15 Year, 7.50%, 1/01/15	3,991	4,071
FNMA 30 Year, 5.00%, 3/01/38	1,345,017	1,472,576
FNMA 30 Year, 6.00%, 9/01/39	4,555,674	5,071,642
FNMA 30 Year, 6.50%, 8/01/38	208,854	233,504
FNMA 30 Year, 9.00%, 1/01/17	34,128	36,317
FNMA 30 Year, 9.50%, 11/01/16 - 6/01/22	39,763	41,556
		46,385,687
[b]Government National Mortgage Association (GNMA) Adjustable Rate
0.0%†
GNMA, 1.625%, 10/20/35	57,325	59,624

Government National Mortgage Association (GNMA) Fixed Rate 0.2%
GNMA I SF 15 Year, 6.50%, 4/15/14 - 7/15/14	8,749	8,796
GNMA I SF 15 Year, 7.50%, 10/15/14	3,261	3,293
GNMA I SF 30 Year, 5.00%, 3/15/39	274,794	302,179
GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33	260,741	290,469

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
GNMA I SF 30 Year, 6.00%, 3/15/33	92,814	106,853
GNMA I SF 30 Year, 8.00%, 11/15/16	9,012	9,064
GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17	94,771	97,243
GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31	223,719	269,607
GNMA II SF 30 Year, 9.00%, 8/20/16	19,875	20,000
GNMA II SF 30 Year, 9.50%, 6/20/16	7,374	7,422
		1,114,926
Total Mortgage-Backed Securities (Cost $272,998,066)		276,704,579
Total Investments before Short Term Investments (Cost $488,539,163)		493,588,282

Short Term Investments (Cost $4,496,773) 0.9%
	Shares
Money Market Funds 0.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	4,496,773	4,496,773
Total Investments (Cost $493,035,936) 99.7%		498,085,055
Other Assets, less Liabilities 0.3%		1,457,819
Net Assets 100.0%		$499,542,874

† Rounds to less than 0.1% of net assets.
a Principal amount of security is adjusted for inflation.
b The coupon rate shown represents the rate at period end.
c Non-income producing.
d The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

MF - Multi-Family
SF - Single Family

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Low Duration Total Return Fund	Country	Shares/Units		Value
Common Stocks and Other Equity Interests 0.8%
Diversified Financials 0.8%
PowerShares Senior Loan Portfolio, ETF	United States	650,000		$16,191,500
Materials 0.0%†
[a,b] NewPage Corp., Litigation Trust	United States	500,000		—
[a] NewPage Holdings Inc.	United States	1,000		120,000
				120,000
Total Common Stocks and Other Equity Interests (Cost $16,370,115)				16,311,500
		Principal Amount*
Corporate Bonds 37.9%
Automobiles & Components 0.5%
Ford Motor Credit Co. LLC, senior note,
7.00%, 4/15/15	United States	6,200,000		6,646,295
2.375%, 1/16/18	United States	3,000,000		3,040,566
[c] Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	700,000		742,644
				10,429,505
Banks 7.8%
AIB Mortgage Bank, secured note,
2.625%, 7/29/16	Ireland	3,000,000	EUR	4,177,551
4.875%, 6/29/17	Ireland	5,500,000	EUR	8,212,978
3.125%, 9/10/18	Ireland	3,100,000	EUR	4,393,924
Australia & New Zealand Banking Group Ltd., senior note, 1.25%, 1/10/17	Australia	11,000,000		11,033,000
[c,d] Banco Bradesco SA/Cayman Islands, senior note, 144A, FRN, 2.339%, 5/16/14	Brazil	3,000,000		3,006,600
[e] Banco Popolare SpA, senior note, Reg S, 4.75%, 3/31/16	Italy	3,000,000	EUR	4,275,106
Bank of Ireland Mortgage Bank, secured note,
2.75%, 3/22/18	Ireland	7,700,000	EUR	10,794,144
[e] FRN, 3.25%, 6/22/16	Ireland	2,500,000	EUR	3,471,683
Bank of Montreal, 0.80%, 11/06/15	Canada	4,000,000		4,021,749
Bank of Nova Scotia, senior note,
2.05%, 10/07/15	Canada	2,000,000		2,055,062
1.10%, 12/13/16	Canada	12,600,000		12,625,994
Barclays Bank PLC, senior note, 5.20%, 7/10/14	United Kingdom	400,000		408,336
BB&T Corp., senior note,
5.70%, 4/30/14	United States	500,000		506,321
2.05%, 6/19/18	United States	1,000,000		1,004,216
[d,e] FRN, 0.893%, 2/01/19	United States	2,000,000		1,998,538
[d] BBVA U.S. Senior SAU, senior note, FRN, 2.364%, 5/16/14	Spain	3,000,000		3,016,815
BNP Paribas SA, senior note, 2.70%, 8/20/18	France	3,500,000		3,581,095
CIT Group Inc.,
4.25%, 8/15/17	United States	500,000		520,625
senior note, 5.00%, 5/15/17	United States	500,000		535,000
senior note, 5.25%, 3/15/18	United States	2,000,000		2,137,500
First Horizon National Corp., senior note, 5.375%, 12/15/15	United States	2,000,000		2,145,646
[c] HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	3,000,000		3,104,250
[c,d] ING Bank NV, senior note, 144A, FRN, 1.886%, 9/25/15	Netherlands	3,800,000		3,881,035
[e] Intesa Sanpaolo SpA, secured note, Reg S, 2.25%, 9/24/18	Italy	4,500,000	EUR	6,261,319
Nykredit Realkredit AS, secured note,
2.00%, 4/01/14	Denmark	45,000,000	DKK	8,157,729
2.00%, 1/01/16	Denmark	17,000,000	DKK	3,171,878
4.00%, 1/01/16	Denmark	8,000,000	DKK	1,547,933
PNC Bank NA, senior note, 1.125%, 1/27/17	United States	4,200,000		4,208,375
PNC Funding Corp., senior note,
5.40%, 6/10/14	United States	750,000		763,201
2.70%, 9/19/16	United States	1,200,000		1,252,664
Realkredit Danmark AS, secured note, 10S, 4.00%, 1/01/16	Denmark	8,000,000	DKK	1,547,658
Regions Financial Corp., senior note,
7.75%, 11/10/14	United States	282,000		297,445
2.00%, 5/15/18	United States	4,500,000		4,407,907
[d] Royal Bank of Canada, senior note, FRN, 0.612%, 3/08/16	Canada	3,000,000		3,009,684

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
The Royal Bank of Scotland PLC,
[c] senior note, 144A, 4.875%, 8/25/14	United Kingdom	3,000,000		3,068,205
sub. note, 6.934%, 4/09/18	United Kingdom	2,500,000	EUR	3,822,864
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	3,000,000		3,109,350
UniCredit SpA, senior secured note, 3.375%, 10/31/17	Italy	2,700,000	EUR	3,923,706
[d] Union Bank NA, senior note, FRN, 0.996%, 9/26/16	United States	2,400,000		2,422,346
[d] Wachovia Corp., sub. note, FRN, 0.609%, 10/15/16	United States	14,723,000		14,675,828
[d,e] Yorkshire Building Society, secured note, Reg S, FRN, 2.277%, 3/23/16	United Kingdom	3,300,000	GBP	5,560,043
				162,115,303
Capital Goods 0.9%
[c] Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	1,000,000		1,100,000
The Boeing Co., senior note, 0.95%, 5/15/18	United States	1,500,000		1,463,079
Case New Holland Inc., senior note, 7.875%, 12/01/17	United States	500,000		588,125
John Deere Capital Corp.,
[d] FRN, 0.339%, 10/08/14	United States	4,000,000		4,004,136
senior note, 1.30%, 3/12/18	United States	1,700,000		1,679,367
senior note, 1.95%, 12/13/18	United States	3,750,000		3,769,609
USG Corp., senior note, 6.30%, 11/15/16	United States	5,000,000		5,387,500
				17,991,816
Commercial & Professional Services 0.1%
Republic Services Inc., senior note, 3.80%, 5/15/18	United States	1,035,000		1,112,017
Consumer Durables & Apparel 0.6%
Centex Corp., senior note, 6.50%, 5/01/16	United States	5,000,000		5,550,000
D.R. Horton Inc.,
senior bond, 5.625%, 1/15/16	United States	2,400,000		2,588,880
senior note, 4.75%, 5/15/17	United States	1,500,000		1,597,500
Toll Brothers Finance Corp., senior note, 4.95%, 3/15/14	United States	3,000,000		3,014,250
				12,750,630
Consumer Services 0.4%
Caesars Entertainment Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	2,500,000		2,550,000
Carnival Corp., senior note, 3.95%, 10/15/20	United States	3,400,000		3,495,227
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	1,500,000		1,608,750
Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000		791,253
				8,445,230
Diversified Financials 6.6%
Ally Financial Inc., senior note,
5.50%, 2/15/17	United States	2,000,000		2,167,500
4.75%, 9/10/18	United States	1,500,000		1,573,125
[e] American Express Credit Corp., senior note, Reg S, 5.375%, 10/01/14	United States	1,000,000	GBP	1,692,383
[c] American Honda Finance Corp., senior note, 144A, 1.60%, 2/16/18	Japan	3,500,000		3,488,870
Bank of America Corp., senior note,
[d] FRN, 1.279%, 1/15/19	United States	12,671,000		12,783,747
L, 7.375%, 5/15/14	United States	500,000		509,525
[c] Banque PSA Finance SA, senior note, 144A, 3.375%, 4/04/14	France	2,000,000		2,005,000
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	3,250,000		3,302,484
[d] Citigroup Inc., sub. note, FRN, 0.512%, 6/09/16	United States	11,200,000		11,018,224
CNH Capital LLC, senior note, 3.875%, 11/01/15	United States	1,500,000		1,548,750
[d] Fifth Third Bank, senior note, FRN, 0.747%, 11/18/16	United States	11,000,000		11,049,075
GE Capital European Funding,
senior bond, 4.625%, 7/04/14	United States	3,000,000	EUR	4,118,051
[e] senior note, Reg S, 2.00%, 2/27/15	United States	3,000,000	EUR	4,108,684
General Electric Capital Corp.,
5.90%, 5/13/14	United States	500,000		507,756
senior note, 3.35%, 10/17/16	United States	2,000,000		2,128,384
The Goldman Sachs Group Inc., senior note,
5.125%, 10/16/14	United States	3,000,000	EUR	4,174,233
3.30%, 5/03/15	United States	1,000,000		1,030,680
[d] FRN, 1.341%, 11/15/18	United States	5,000,000		5,025,680
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	2,000,000	EUR	2,773,826
JPMorgan Chase & Co., senior note,
3.70%, 1/20/15	United States	11,000,000		11,314,424
4.75%, 3/01/15	United States	750,000		782,746
[d] FRN, 1.139%, 1/25/18	United States	8,000,000		8,102,648

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
[e] Reg S, 6.125%, 4/01/14	United States	1,500,000	EUR	2,040,858
[d] JPMorgan Chase Bank NA, sub. note, FRN, 0.574%, 6/13/16	United States	1,500,000		1,491,501
Morgan Stanley, senior note,
4.50%, 2/23/16	United States	2,000,000	EUR	2,884,976
[d] FRN, 1.519%, 4/25/18	United States	7,000,000		7,117,439
[c] Nuveen Investments Inc., senior note, 144A, 9.125%, 10/15/17	United States	1,500,000		1,545,000
[c] Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	500,000		508,594
[c] Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	12,795,050		13,202,841
SLM Corp., senior note,
8.45%, 6/15/18	United States	800,000		930,000
5.50%, 1/15/19	United States	2,500,000		2,567,172
Springleaf Finance Corp., senior note, I, 5.40%, 12/01/15	United States	7,000,000		7,367,500
[c] Stone Street Trust, senior note, 144A, 5.902%, 12/15/15	United States	2,000,000		2,161,092
				137,022,768
Energy 3.0%
Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14	United States	1,000,000		1,018,960
[c] BG Energy Capital PLC, senior note, 144A, 2.875%, 10/15/16	United Kingdom	3,500,000		3,648,277
BP Capital Markets PLC, senior note, 0.70%, 11/06/15	United Kingdom	4,000,000		4,016,260
Canadian Natural Resources Ltd., senior note, 1.45%, 11/14/14	Canada	1,500,000		1,510,644
CGG, senior note, 9.50%, 5/15/16	France	500,000		526,250
Chesapeake Energy Corp., senior note,
9.50%, 2/15/15	United States	2,300,000		2,489,750
6.50%, 8/15/17	United States	1,000,000		1,127,500
Chevron Corp., senior note, 1.104%, 12/05/17	United States	6,000,000		5,950,674
[c] CNPC General Capital Ltd., senior note, 144A, 1.95%, 4/16/18	China	1,500,000		1,471,950
[c] CNPC HK Overseas Capital Ltd., senior note, 144A, 3.125%, 4/28/16	China	2,000,000		2,073,400
ConocoPhillips, 4.75%, 2/01/14	United States	18,000		18,000
[c] Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,500,000		1,593,750
Ensco PLC, senior note, 3.25%, 3/15/16	United States	2,000,000		2,092,680
Enterprise Products Operating LLC, senior note, 1.25%, 8/13/15	United States	3,800,000		3,829,488
Kinder Morgan Energy Partners LP, senior note, 3.50%, 3/01/16	United States	2,000,000		2,099,900
[c] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,500,000		2,737,500
[c] LUKOIL International Finance BV, senior note, 144A, 3.416%, 4/24/18	Russia	2,300,000		2,295,113
[e] ONGC Videsh Ltd., senior note, Reg S, 2.50%, 5/07/18	India	2,000,000		1,907,680
Peabody Energy Corp., senior note, 7.375%, 11/01/16	United States	3,000,000		3,390,000
[c] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	1,300,000		1,319,117
Petrohawk Energy Corp., senior note, 10.50%, 8/01/14	United States	500,000		500,000
Phillips 66, senior note, 1.95%, 3/05/15	United States	2,400,000		2,436,593
[c,d] Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,500,000		1,485,000
[c] Schlumberger Norge AS, 144A, 1.95%, 9/14/16	United States	2,500,000		2,563,827
[c] Sinopec Group Overseas Development 2013 Ltd., senior note, 144A, 2.50%, 10/17/18	China	2,800,000		2,818,088
[d] Statoil ASA, senior note, FRN, 0.699%, 11/08/18	Norway	6,900,000		6,941,745
[c] Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	1,000,000		1,028,766
				62,890,912
Food & Staples Retailing 1.4%
Costco Wholesale Corp., senior note, 0.65%, 12/07/15	United States	5,500,000		5,526,537
CVS Caremark Corp., senior note, 1.20%, 12/05/16	United States	10,000,000		10,056,700
The Kroger Co., senior note, 1.20%, 10/17/16	United States	5,000,000		5,013,745
Safeway Inc., senior note, 3.40%, 12/01/16	United States	2,700,000		2,831,528
[c] Tesco PLC, senior note, 144A, 2.00%, 12/05/14	United Kingdom	3,800,000		3,839,539
Wal-Mart Stores Inc.,
3.20%, 5/15/14	United States	500,000		504,224
senior note, 0.60%, 4/11/16	United States	1,000,000		1,003,115
[c] Woolworths Ltd., senior note, 144A, 2.55%, 9/22/15	Australia	260,000		267,413
				29,042,801
Food, Beverage & Tobacco 2.8%
Altria Group Inc., 7.75%, 2/06/14	United States	100,000		100,020
Anheuser-Busch InBev Worldwide Inc., senior note, 1.375%, 7/15/17	Belgium	1,200,000		1,201,224
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	2,000,000		2,119,390
Coca-Cola Femsa SAB de CV, senior note, 2.375%, 11/26/18	Mexico	5,500,000		5,511,797
Constellation Brands Inc., senior note,
8.375%, 12/15/14	United States	5,000,000		5,287,500
7.25%, 5/15/17	United States	6,600,000		7,656,000
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	6,864,000		7,619,040

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
[c] Heineken NV, senior note, 144A, 0.80%, 10/01/15	Netherlands	4,500,000		4,515,188
Ingredion Inc., senior note, 3.20%, 11/01/15	United States	1,500,000		1,554,714
[c] Japan Tobacco Inc., senior note, 144A, 2.10%, 7/23/18	Japan	5,000,000		5,036,875
Kraft Foods Group Inc., senior note,
1.625%, 6/04/15	United States	1,000,000		1,014,144
2.25%, 6/05/17	United States	7,000,000		7,196,630
Lorillard Tobacco Co., senior note, 3.50%, 8/04/16	United States	8,000,000		8,439,896
[d] Mondelez International Inc., senior note, FRN, 0.757%, 2/01/19	United States	500,000		497,686
Reynolds American Inc., senior note, 1.05%, 10/30/15	United States	1,000,000		1,004,016
				58,754,120
Health Care Equipment & Services 0.7%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	1,000,000		993,992
Baxter International Inc., senior note, 1.85%, 6/15/18	United States	4,200,000		4,216,338
CareFusion Corp., senior note, 5.125%, 8/01/14	United States	750,000		766,630
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	1,600,000		1,621,640
Express Scripts Holding Co., senior note, 2.75%, 11/21/14	United States	1,400,000		1,425,130
Laboratory Corp. of America Holdings, 2.20%, 8/23/17	United States	1,000,000		1,017,339
McKesson Corp., senior note, 1.40%, 3/15/18	United States	2,000,000		1,970,244
Medco Health Solutions Inc., senior note, 2.75%, 9/15/15	United States	1,500,000		1,549,750
				13,561,063
Household & Personal Products 0.3%
Avon Products Inc., senior note, 2.375%, 3/15/16	United States	3,750,000		3,821,333
Colgate-Palmolive Co., senior note, 0.90%, 5/01/18	United States	2,200,000		2,145,376
				5,966,709
Insurance 1.3%
MetLife Inc., senior note, 1.756%, 12/15/17	United States	1,500,000		1,506,239
[c] Metropolitan Life Global Funding I, senior note, 144A, 2.00%, 1/09/15	United States	5,000,000		5,078,855
[c] New York Life Global Funding, secured note, 144A, 2.10%, 1/02/19	United States	10,000,000		10,047,135
[d] Prudential Financial Inc., senior note, FRN, 1.021%, 8/15/18	United States	10,000,000		10,046,580
				26,678,809
Materials 1.3%
[c] Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	400,000		405,878
ArcelorMittal, senior note,
4.25%, 3/01/16	Luxembourg	2,000,000		2,075,000
5.00%, 2/25/17	Luxembourg	1,500,000		1,580,625
[c] Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	2,000,000		2,182,500
The Dow Chemical Co., senior note, 2.50%, 2/15/16	United States	2,000,000		2,061,236
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	100,000		101,250
[c] FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	800,000		854,000
6.875%, 2/01/18	Australia	2,000,000		2,107,500
[c] Incitec Pivot Ltd., senior note, 144A, 4.00%, 12/07/15	Australia	2,000,000		2,096,050
[c] Ineos Group Holdings SA, senior note, 144A, 6.50%, 8/15/18	Switzerland	1,500,000	EUR	2,081,613
[c] Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	500,000	EUR	716,807
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	3,000,000		3,165,000
Rio Tinto Finance USA PLC, senior note, 1.625%, 8/21/17	United Kingdom	2,500,000		2,514,975
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	United States	2,100,000		2,299,500
[c] Xstrata Finance Canada Ltd., secured note, 144A, 2.05%, 10/23/15	Canada	3,000,000		3,036,699
				27,278,633
Media 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 2.40%, 3/15/17	United States	2,900,000		2,976,833
DISH DBS Corp., senior note,
7.75%, 5/31/15	United States	700,000		759,500
7.125%, 2/01/16	United States	500,000		551,250
4.25%, 4/01/18	United States	2,000,000		2,045,000
The New York Times Co., senior note, 6.625%, 12/15/16	United States	2,000,000		2,220,000
Time Warner Inc., 3.15%, 7/15/15	United States	1,000,000		1,035,199
Viacom Inc.,
4.375%, 9/15/14	United States	350,000		358,206
senior note, 2.50%, 9/01/18	United States	2,500,000		2,556,897

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[d] The Walt Disney Co., FRN, 0.231%, 2/11/15	United States	4,500,000		4,500,288
				17,003,173
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
[d] AbbVie Inc., senior note, FRN, 0.998%, 11/06/15	United States	7,000,000		7,070,259
Actavis Inc., senior note, 1.875%, 10/01/17	United States	3,000,000		2,996,856
Amgen Inc., senior note, 2.125%, 5/15/17	United States	2,500,000		2,566,397
Celgene Corp., senior note,
2.45%, 10/15/15	United States	2,000,000		2,058,966
2.30%, 8/15/18	United States	3,000,000		3,032,685
Gilead Sciences Inc., senior note, 2.40%, 12/01/14	United States	4,200,000		4,266,205
[c] inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	600,000		633,000
Life Technologies Corp., senior note, 3.50%, 1/15/16	United States	2,000,000		2,097,764
Mylan Inc., senior note, 1.35%, 11/29/16	United States	3,700,000		3,708,724
[e] Sanofi, senior note, Reg S, 3.125%, 10/10/14	France	2,000,000	EUR	2,748,254
Teva Pharmaceutical Finance II BV/III LLC, senior note, 3.00%, 6/15/15	Israel	1,500,000		1,547,136
Thermo Fisher Scientific Inc., senior note, 1.30%, 2/01/17	United States	10,000,000		9,995,630
Zoetis Inc., senior note,
1.15%, 2/01/16	United States	1,800,000		1,810,755
1.875%, 2/01/18	United States	1,200,000		1,201,297
				45,733,928
Real Estate 1.0%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	5,100,000		5,279,709
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	4,900,000		5,222,346
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000		426,023
HCP Inc., senior note, 3.75%, 2/01/19	United States	5,500,000		5,813,962
Hospitality Properties Trust, senior note, 5.625%, 3/15/17	United States	3,000,000		3,269,016
				20,011,056
Retailing 0.5%
Dollar General Corp., senior note,
4.125%, 7/15/17	United States	400,000		432,113
1.875%, 4/15/18	United States	2,000,000		1,986,238
[c] Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,200,000	EUR	1,579,761
[c] Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,000,000		1,010,955
Home Depot Inc., senior note, 2.25%, 9/10/18	United States	4,900,000		5,017,316
				10,026,383
Semiconductors & Semiconductor Equipment 0.3%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	5,200,000		5,247,486
Software & Services 0.6%
Oracle Corp., senior note,
3.75%, 7/08/14	United States	500,000		507,328
[d] FRN, 0.819%, 1/15/19	United States	12,000,000		12,061,944
				12,569,272
Technology Hardware & Equipment 1.6%
[c] Alcatel-Lucent USA Inc., senior note, 144A, 4.625%, 7/01/17	France	2,000,000		2,016,250
[d] Apple Inc., FRN, 0.492%, 5/03/18	United States	16,000,000		15,989,920
[d] Hewlett-Packard Co., senior note, FRN, 1.794%, 9/19/14	United States	3,000,000		3,022,566
Juniper Networks Inc., senior note, 3.10%, 3/15/16	United States	2,000,000		2,073,588
[c,d] NBCUniversal Enterprise Inc., 144A, FRN, 0.924%, 4/15/18	United States	7,500,000		7,519,028
[d] Xerox Corp., senior note, FRN, 1.059%, 5/16/14	United States	3,000,000		3,004,605
				33,625,957
Telecommunication Services 1.2%
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 8.50%, 11/15/18	United States	3,500,000		4,486,069
Embarq Corp., senior note, 7.082%, 6/01/16	United States	3,000,000		3,386,112
[c] Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	United States	3,500,000		4,235,000
Telefonica Emisiones SAU, senior note,
4.949%, 1/15/15	Spain	1,500,000		1,554,766
3.192%, 4/27/18	Spain	2,300,000		2,370,265
[c] Telefonica Movil Chile SA, senior note, 144A, 2.875%, 11/09/15	Chile	2,000,000		2,048,040
Verizon Communications Inc., senior note,
1.95%, 3/28/14	United States	2,000,000		2,004,966
0.70%, 11/02/15	United States	1,000,000		999,024
3.65%, 9/14/18	United States	1,700,000		1,811,534

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[c] Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	1,500,000	1,584,375
			24,480,151
Transportation 0.2%
[c] Aviation Capital Group Corp., senior note, 144A, 3.875%, 9/27/16	United States	3,700,000	3,822,056
Utilities 1.8%
Duke Energy Corp., senior note,
6.30%, 2/01/14	United States	750,000	750,000
2.10%, 6/15/18	United States	5,100,000	5,145,278
[c] GDF Suez, senior note, 144A, 1.625%, 10/10/17	France	1,000,000	1,003,530
Georgia Power Co., senior note, 12D, 0.625%, 11/15/15	United States	1,000,000	1,001,564
[c] Korea East West Power Co. Ltd., senior note, 144A, 2.50%, 7/16/17	South Korea	1,700,000	1,721,624
[c] Korea Gas Corp., senior note, 144A, 2.875%, 7/29/18	South Korea	3,300,000	3,354,730
[c] Korea Hydro & Nuclear Power Co. Ltd., senior note, 144A, 2.875%, 10/02/18	South Korea	7,600,000	7,666,462
[c] Korea Western Power Co. Ltd., senior note, 144A,
3.125%, 5/10/17	South Korea	5,200,000	5,370,430
2.875%, 10/10/18	South Korea	1,700,000	1,718,309
PG&E Corp., senior note, 5.75%, 4/01/14	United States	500,000	504,000
The Southern Co., senior note, 2.45%, 9/01/18	United States	7,000,000	7,193,592
[c] State Grid Overseas Investment 2013 Ltd., senior note, 144A, 1.75%, 5/22/18	China	2,000,000	1,961,580
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	900,000	884,025
			38,275,124
Total Corporate Bonds (Cost $772,321,109)			784,834,902
[e] Senior Floating Rate Interests 6.1%
Capital Goods 0.6%
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	2,878,187	2,907,256
Terex Corp., Term Loan, 3.50%, 4/28/17	United States	3,389,955	3,432,330
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	3,061,289	3,086,640
[f] Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	3,099,406	3,126,525
			12,552,751
Commercial & Professional Services 0.4%
ARAMARK Corp.,
Extended Synthetic L/C, 3.519%, 7/26/16	United States	32,619	32,769
Synthetic L/C-3, 3.519%, 7/26/16	United States	4,435	4,459
Term Loan B Extended, 3.747%, 7/26/16	United States	272,120	273,365
U.S. Term C Loan, 3.747%, 7/26/16	United States	183,774	184,749
U.S. Term D Loan, 4.00%, 8/22/19	United States	3,480,965	3,507,055
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	3,848,307	3,867,548
			7,869,945
Consumer Services 0.2%
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/25/20	United States	3,415,509	3,443,834
P.F. Chang's China Bistro Inc., Term Loan, 4.25%, 6/22/19	United States	890,658	901,780
			4,345,614
Diversified Financials 0.4%
Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	78,751	78,856
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%,
7/22/20	United States	4,029,250	4,083,375
[f] Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	4,007,737	4,064,098
			8,226,329
Energy 0.1%
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	3,089,418	3,127,650
Food, Beverage & Tobacco 0.2%
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	3,762,084	3,786,538
Health Care Equipment & Services 0.8%
Community Health Systems Inc.,
[f] 2021 Term D Loan, 5.50%, 1/27/21	United States	400,500	405,148
2017 Term E Loan, 3.487% - 3.497%, 1/25/17	United States	7,986,118	8,056,619
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	1,364,194	1,374,589
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	5,014,585	5,062,620

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

U.S. Renal Care Inc., Tranche B-2 Term Loan, 5.50%, 7/03/19	United States	977,215		987,395
				15,886,371
Household & Personal Products 0.3%
[f] FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	3,500,456		3,548,587
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	3,305,753		3,328,480
				6,877,067
Materials 1.3%
[f] American Rock Salt Co. LLC, Initial Loan, 4.75%, 4/25/17	United States	2,622,546		2,643,854
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%, 5/29/20	United States	5,507,398		5,572,799
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	2,507,854		2,531,052
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	472,744		482,051
[f] FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	United States	1,310,455		1,326,836
[f] Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	2,356,265		2,372,043
[f] MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	1,905,749		1,922,821
OCI Beaumont LLC, Term B-2 Loans, 6.25%, 8/20/19	United States	465,231		475,117
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	2,648,732		2,680,185
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	3,950,325		4,001,557
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	2,070,695		2,098,304
				26,106,619
Media 0.1%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	526,100		532,279
Entravision Communications Corp., Tranche B Term Loans, 3.50%, 5/31/20	United States	345,859		345,139
UPC Financing Partnership, Facility AF, 4.00%, 1/31/21	Netherlands	238,300		240,038
Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20	United States	331,908		334,854
				1,452,310
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International Inc.,
Series E Tranche B Term Loan, 4.50%, 8/05/20	Canada	2,054,009		2,077,437
Series E-1 Tranche B Term Loan, 5.25%, 8/05/20	Canada	191,150		193,181
				2,270,618
Retailing 0.8%
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	3,769,346		3,810,330
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,343,770		2,364,278
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	3,083,796		3,130,040
The Neiman Marcus Group Ltd. Inc., Term Loan, 5.00%, 10/25/20	United States	641,428		649,756
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25% - 5.50%, 7/27/19	United States	3,235,245		3,258,244
[g] Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	2,976,477		2,986,043
				16,198,691
Software & Services 0.4%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	3,533,030		3,543,089
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	4,319,740		4,368,855
				7,911,944
Technology Hardware & Equipment 0.1%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	1,577,046		1,572,200
Telecommunication Services 0.2%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	4,635,360		4,677,658
Transportation 0.1%
Delta Air Lines Inc., Term Loan B, 3.50%, 4/20/17	United States	1,539,529		1,553,635
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 6.50%, 10/16/20	United States	1,141,689		1,133,126
				2,686,761
Total Senior Floating Rate Interests (Cost $124,620,807)				125,549,066
Foreign Government and Agency Securities 4.1%
[d] The Export-Import Bank of Korea, senior note, FRN, 0.992%, 1/14/17	South Korea	1,300,000		1,306,955
Government of Hungary,
7.75%, 8/24/15	Hungary	4,100,000	HUF	18,812
5.50%, 12/22/16	Hungary	750,880,000	HUF	3,339,319
A, 8.00%, 2/12/15	Hungary	12,870,000	HUF	58,161
A, 6.75%, 11/24/17	Hungary	3,910,000	HUF	18,215
A, 5.50%, 12/20/18	Hungary	28,710,000	HUF	125,857
[e] Reg S, 6.75%, 7/28/14	Hungary	300,000	EUR	416,005

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Government of Indonesia,
FR51, 11.25%, 5/15/14	Indonesia	17,100,000,000		IDR	1,419,728
[c] senior bond, 144A, 7.50%, 1/15/16	Indonesia	3,000,000			3,316,875
Government of Ireland, 4.60%, 4/18/16	Ireland	2,559,000		EUR	3,735,471
Government of Korea, senior note, 5.75%, 4/16/14	South Korea	210,000			212,204
Government of Malaysia,
3.434%, 8/15/14	Malaysia	5,830,000		MYR	1,746,648
3.741%, 2/27/15	Malaysia	3,455,000		MYR	1,039,855
3.835%, 8/12/15	Malaysia	6,560,000		MYR	1,981,036
4.72%, 9/30/15	Malaysia	16,150,000		MYR	4,948,516
3.197%, 10/15/15	Malaysia	1,255,000		MYR	375,356
senior note, 3.172%, 7/15/16	Malaysia	1,250,000		MYR	372,778
Government of Mexico,
7.00%, 6/19/14	Mexico	706,500	[g]	MXN	5,352,933
9.50%, 12/18/14	Mexico	451,300	[g]	MXN	3,541,938
6.00%, 6/18/15	Mexico	4,060	[g]	MXN	31,225
8.00%, 12/17/15	Mexico	396,900	[g]	MXN	3,185,413
6.25%, 6/16/16	Mexico	42,500	[g]	MXN	333,596
7.25%, 12/15/16	Mexico	670,000	[g]	MXN	5,395,559
Government of Poland,
5.50%, 4/25/15	Poland	1,754,000		PLN	574,018
6.25%, 10/24/15	Poland	403,000		PLN	134,578
5.00%, 4/25/16	Poland	16,225,000		PLN	5,334,749
[d] FRN, 2.72%, 1/25/17	Poland	1,338,000		PLN	422,891
[d] FRN, 2.72%, 1/25/21	Poland	1,356,000		PLN	419,286
Strip, 7/25/15	Poland	4,579,000		PLN	1,391,120
Strip, 1/25/16	Poland	11,786,000		PLN	3,513,680
[c] Government of Serbia, senior note, 144A, 5.25%, 11/21/17	Serbia	1,800,000			1,827,000
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	10,000		SGD	7,955
Government of Sri Lanka,
A, 7.00%, 3/01/14	Sri Lanka	470,000		LKR	3,594
A, 11.25%, 7/15/14	Sri Lanka	11,700,000		LKR	91,011
A, 11.75%, 3/15/15	Sri Lanka	80,000		LKR	638
A, 6.50%, 7/15/15	Sri Lanka	2,060,000		LKR	15,484
A, 11.00%, 8/01/15	Sri Lanka	13,400,000		LKR	106,832
A, 6.40%, 8/01/16	Sri Lanka	1,500,000		LKR	10,996
A, 8.00%, 11/15/18	Sri Lanka	3,780,000		LKR	27,790
A, 9.00%, 5/01/21	Sri Lanka	4,890,000		LKR	36,055
B, 11.75%, 4/01/14	Sri Lanka	450,000		LKR	3,465
B, 6.60%, 6/01/14	Sri Lanka	500,000		LKR	3,816
C, 8.50%, 4/01/18	Sri Lanka	2,890,000		LKR	21,713
D, 8.50%, 6/01/18	Sri Lanka	1,960,000		LKR	14,760
Government of the Philippines, senior note, 1.625%, 4/25/16	Philippines	1,230,000		PHP	26,600
The Korea Development Bank, senior note, 3.00%, 3/17/19	South Korea	3,500,000			3,569,965
Korea Monetary Stabilization Bond,
senior bond, 3.47%, 2/02/14	South Korea	771,290,000		KRW	713,292
senior bond, 3.59%, 4/02/14	South Korea	1,133,560,000		KRW	1,049,964
senior bond, 2.47%, 4/02/15	South Korea	2,210,200,000		KRW	2,038,796
senior bond, 2.80%, 8/02/15	South Korea	6,330,230,000		KRW	5,859,234
senior bond, 2.81%, 10/02/15	South Korea	160,000,000		KRW	148,181
senior note, 3.28%, 6/02/14	South Korea	1,343,890,000		KRW	1,245,508
senior note, 2.57%, 6/09/14	South Korea	63,000,000		KRW	58,255
senior note, 2.82%, 8/02/14	South Korea	636,100,000		KRW	588,839
senior note, 2.78%, 10/02/14	South Korea	2,536,000,000		KRW	2,347,447
senior note, 2.84%, 12/02/14	South Korea	1,517,560,000		KRW	1,405,413
senior note, 2.74%, 2/02/15	South Korea	389,480,000		KRW	360,426
senior note, 2.76%, 6/02/15	South Korea	1,334,100,000		KRW	1,234,704
[c] Korea National Oil Corp., senior note, 144A, 2.875%, 11/09/15	South Korea	2,000,000			2,061,350
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	636,530,000		KRW	591,624
3.25%, 6/10/15	South Korea	420,970,000		KRW	392,090
2.75%, 12/10/15	South Korea	1,527,740,000		KRW	1,412,264
3.00%, 12/10/16	South Korea	960,000,000		KRW	891,061
Letra Tesouro Nacional, Strip, 1/01/15	Brazil	10	[h]	BRL	3,745

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
[i] Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/16	Brazil	789[h]	BRL	767,150
5/15/17	Brazil	150[h]	BRL	144,996
8/15/18	Brazil	1,010[h]	BRL	964,710
Total Foreign Government and Agency Securities (Cost $85,657,284)				84,109,500
U.S. Government and Agency Securities 25.0%
U.S. Treasury Bond,
11.25%, 2/15/15	United States	3,000,000		3,343,302
4.50%, 2/15/16	United States	40,000,000		43,379,680
U.S. Treasury Note,
2.375%, 2/28/15	United States	18,000,000		18,425,034
4.125%, 5/15/15	United States	34,000,000		35,713,294
2.125%, 5/31/15	United States	44,200,000		45,331,741
1.875%, 6/30/15	United States	65,200,000		66,735,786
0.25%, 7/15/15	United States	5,000,000		5,003,710
1.75%, 7/31/15	United States	20,000,000		20,456,640
4.25%, 8/15/15	United States	34,000,000		36,101,098
0.25%, 9/15/15	United States	50,000,000		50,007,800
4.50%, 11/15/15	United States	47,000,000		50,526,833
1.375%, 11/30/15	United States	50,000,000		50,988,300
2.00%, 4/30/16	United States	50,000,000		51,759,750
5.125%, 5/15/16	United States	14,000,000		15,497,888
1.50%, 7/31/16	United States	15,000,000		15,370,320
[j] Index Linked, 1.25%, 4/15/14	United States	6,057,487		6,093,692
[j] Index Linked, 0.125%, 4/15/16	United States	3,167,915		3,267,777
Total U.S. Government and Agency Securities (Cost $517,437,906)				518,002,645
Asset-Backed Securities and Commercial Mortgage-Backed Securities
18.9%
Banks 8.8%
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	United States	8,350,000		8,946,829
2006-4, AJ, 5.695%, 7/10/46	United States	3,587,000		3,767,561
2006-4, AM, 5.675%, 7/10/46	United States	710,000		775,119
Bear Stearns Commercial Mortgage Securities Inc.,
[d] 2006-PW11, AJ, FRN, 5.452%, 3/11/39	United States	3,641,000		3,816,951
[d] 2006-PW12, AJ, FRN, 5.75%, 9/11/38	United States	1,770,000		1,841,668
2006-PW13, AJ, 5.611%, 9/11/41	United States	7,000,000		7,189,731
[d] 2007-PW16, AM, FRN, 5.713%, 6/11/40	United States	2,100,000		2,361,846
Bear Stearns Commercial Mortgage Securities Trust,
[d] 2005-T20, A3, FRN, 5.137%, 10/12/42	United States	924,251		936,220
2006-PW13, A4, 5.54%, 9/11/41	United States	3,600,000		3,919,183
[d] 2007-PW16, A4, FRN, 5.706%, 6/11/40	United States	1,710,000		1,925,430
Capital One Multi-Asset Execution Trust, 2006-A6, A3, 5.05%, 12/17/18	United States	6,100,000		6,639,923
[d] CD Commercial Mortgage Trust, 2005-CD1,
A3, FRN, 5.222%, 7/15/44	United States	441,210		445,013
AJ, FRN, 5.219%, 7/15/44	United States	3,258,000		3,446,047
Citibank Credit Card Issuance Trust,
2003-A7, A7, 4.15%, 7/07/17	United States	2,900,000		3,052,221
2005-A9, A9, 5.10%, 11/20/17	United States	6,200,000		6,697,256
[e] 2006-A3, A3, FRN, 5.30%, 3/15/18	United States	2,160,000		2,366,950
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,850,000		1,834,345
[d] 2007-C6, AM, FRN, 5.885%, 6/10/17	United States	7,000,000		7,782,558
[d] Countrywide Asset-Backed Certificates,
2001-BC3, A, FRN, 0.638%, 12/25/31	United States	1,857		1,364
2002-3, 1A1, FRN, 0.898%, 5/25/32	United States	1,795		1,703
2004-1, M1, FRN, 0.908%, 3/25/34	United States	629,000		601,460
2004-7, MV3, FRN, 1.208%, 12/25/34	United States	1,086,943		1,081,895
2004-14, M1, FRN, 0.668%, 6/25/35	United States	1,171,368		1,156,954
2005-14, 3A2, FRN, 0.398%, 4/25/36	United States	313,767		314,061
Credit Suisse First Boston Mortgage Securities Corp.,
2004-6, 3A1, 5.00%, 9/25/19	United States	2,732,192		2,874,441
[d] 2004-AR3, 5A1, FRN, 0.267%, 4/25/34	United States	2,840,591		2,937,311
2004-C5, A1A, 4.71%, 11/15/37	United States	7,323,170		7,497,905

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
[d] Granite Master Issuer PLC,
2006-3, A3, FRN, 0.237%, 12/20/54	United Kingdom	1,618,899	1,600,606
2007-2, 4A1, FRN, 0.249%, 12/17/54	United Kingdom	4,200,385	4,152,501
Greenwich Capital Commercial Funding Corp.,
2005-GG5, A5, 5.224%, 4/10/37	United States	7,155,000	7,538,075
[d] 2006-GG7, AJ, FRN, 5.867%, 7/10/38	United States	6,800,000	7,042,675
[d] 2006-GG7, AM, FRN, 5.82%, 7/10/38	United States	660,000	722,813
JPMorgan Chase Commercial Mortgage Securities Corp.,
2004-LN2, A2, 5.115%, 7/15/41	United States	1,730,746	1,749,521
[d] 2006-CB14, AM, FRN, 5.446%, 12/12/44	United States	4,300,000	4,622,377
2006-CB17, AM, 5.464%, 12/12/43	United States	2,350,000	2,459,880
[d] 2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	7,000,000	7,102,246
LB-UBS Commercial Mortgage Trust,
[c,d] 2003-C7, L, 144A, FRN, 5.224%, 7/15/37	United States	692,855	694,646
2005-C3, A5, 4.739%, 7/15/30	United States	3,427,625	3,558,290
2006-C1, A4, 5.156%, 2/15/31	United States	1,500,000	1,599,038
[d] 2006-C1, AJ, FRN, 5.276%, 2/15/41	United States	967,000	976,069
[d] 2006-C4, AJ, FRN, 5.886%, 6/15/38	United States	4,000,000	4,248,172
[d] Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.391%, 11/12/37	United States	1,750,000	1,851,658
[d] MLCC Mortgage Investors Inc., 2005-1, 2A2, FRN, 2.297%, 4/25/35	United States	1,016,791	990,240
[d] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 0.893%, 1/25/35	United States	632,196	609,227
Morgan Stanley Capital I Trust,
[c,d] 2004-HQ3, J, 144A, FRN, 5.317%, 1/13/41	United States	2,200,000	2,198,253
2005-T17, A5, 4.78%, 12/13/41	United States	6,878,667	7,023,789
[d] 2006-HQ8, A4, FRN, 5.417%, 3/12/44	United States	3,420,000	3,647,432
[d] 2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	7,000,000	7,205,789
[d] Wachovia Bank Commercial Mortgage Trust,
[c] 2003-C7, F, 144A, FRN, 5.004%, 10/15/35	United States	1,500,000	1,517,766
2005-C17, B, FRN, 5.287%, 3/15/42	United States	3,000,000	3,110,054
2006-C23, AJ, FRN, 5.515%, 1/18/45	United States	8,000,000	8,506,980
2006-C27, AM, FRN, 5.795%, 7/17/45	United States	2,755,000	3,015,047
2006-C28, AM, FRN, 5.603%, 10/15/48	United States	330,000	357,898
[d] Wachovia Commercial Mortgage Securities Inc. Pass-Through Certificates, 2003-C9, D,
FRN, 5.209%, 12/15/35	United States	1,233,483	1,232,775
[d] Wells Fargo Mortgage Backed Securities Trust,
2004-V, 2A1, FRN, 2.632%, 10/25/34	United States	2,833,444	2,893,321
2004-W, A9, FRN, 2.762%, 11/25/34	United States	287,006	297,648
2005-AR, 1A1, FRN, 2.61%, 2/25/35	United States	3,459,094	3,510,590
2005-AR10, 2A3, FRN, 2.616%, 6/25/35	United States	1,587,349	1,591,908
			181,839,229
Capital Goods 0.0%†
[c,d] Holmes Master Issuer PLC, 2010-1A, A2, 144A, FRN, 1.639%, 10/15/54	United Kingdom	519,938	521,292
Commercial & Professional Services 0.1%
[c] Anthracite CDO II Ltd., 2002-2A, D, 144A, 6.97%, 12/24/37	United States	1,509,138	1,513,476
[d] Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, FRN, 0.878%, 7/25/30	United States	592,221	590,157
			2,103,633
Diversified Financials 9.9%
[d] Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.863%, 10/25/35	United States	575,164	575,404
[c] ABSC Manufactured Housing Contract Resecuritization Trust, 2004-0K1, A4, 144A,
5.019%, 4/16/30	United States	3,110,927	3,181,802
[d] American Home Mortgage Investment Trust, 2004-3, 4A, FRN, 1.849%, 10/25/34	United States	5,628,357	5,560,246
[d] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates,
2004-R4, M1, FRN, 0.983%, 6/25/34	United States	1,899,351	1,861,099
2004-R7, A1, FRN, 0.598%, 8/25/34	United States	1,790,590	1,764,570
[c] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,900,000	1,808,893
[c] ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	United States	4,000,062	4,077,355
[d] Argent Securities Inc., 2005-W2, A2C, FRN, 0.518%, 10/25/35	United States	1,155,000	1,052,615
[d] Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.791%, 8/28/44	United States	1,294,273	1,279,426
[d] Bear Stearns Alt-A Trust,
2004-10, 1A3, FRN, 1.158%, 9/25/34	United States	4,659,077	4,652,993
2004-13, A2, FRN, 1.038%, 11/25/34	United States	203,541	193,187
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
1A6, 5.351%, 2/25/35	United States	438,930	442,923
[d] 2A2, FRN, 0.658%, 2/25/35	United States	13,246	11,969

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
[d] Commercial Mortgage Trust,
2005-GG5, AM, FRN, 5.277%, 4/10/37	United States	7,255,000	7,692,077
2007-C9, A1A, FRN, 6.01%, 12/10/49	United States	8,909,199	9,959,419
[c] Countryplace Manufactured Housing Contract Trust, 2005-A3, 144A, 4.80%, 12/15/35	United States	157,617	161,375
[d] Countrywide Home Loans,
04-11, 2A1, FRN, 2.255%, 7/25/34	United States	5,375,189	5,330,755
2004-6, 1A1, FRN, 2.687%, 5/25/34	United States	4,099,422	4,119,812
[c] Crest Ltd.,
2003-2A, C2, 144A, 5.709%, 12/28/38	United States	5,000,000	5,057,605
[d] 2004-1A, A, 144A, FRN, 0.565%, 1/28/20	United States	591,796	585,381
[d] 2004-1A, B1, 144A, FRN, 0.725%, 1/28/40	United States	5,606,650	5,299,434
[c] CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	United States	2,500,000	2,472,445
[c,d] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.467%, 10/20/43	United States	3,248,846	3,098,180
[d] Discover Card Execution Note Trust, 2010-A2, A2, FRN, 0.74%, 3/15/18	United States	5,000,000	5,034,565
[c] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	630,000	634,058
Ford Credit Auto Owner Trust, 2012-A, A4, 1.15%, 6/15/17	United States	3,470,000	3,503,175
[c,d] Fosse Master Issuer PLC, 2011-1A, A2, 144A, FRN, 1.637%, 10/18/54	United Kingdom	2,785,876	2,800,302
[c] G-Force LLC, 2005-RRA,
A2, 144A, 4.83%, 8/22/36	United States	163,118	163,083
B, 144A, 5.09%, 8/22/36	United States	2,000,000	2,016,500
[d] GCCFC Commercial Mortgage Trust, 2006-GG7, A1A, FRN, 6.11%, 7/10/38	United States	6,316,049	6,874,615
[c,d] Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.642%, 11/01/17	United States	2,000,000	1,948,842
GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	1,615,000	788,738
Green Tree Financial Corp., 1999-3, A7, 6.74%, 2/01/31	United States	666,013	672,229
[d] GSAA Home Equity Trust,
05-5, M3, FRN, 1.103%, 2/25/35	United States	5,950,000	5,462,760
FRN, 0.528%, 6/25/35	United States	904,876	859,231
[d] GSAMP Trust, 2005-HE3, M2, FRN, 1.163%, 6/25/35	United States	2,220,729	2,136,829
[c] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	570,000	574,348
[c,d] Hilton USA Trust, 2013-HLF, AFL, 144A, FRN, 1.168%, 11/05/30	United States	6,000,000	6,011,628
[d] JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7, A4, FRN, 5.873%,
4/15/45	United States	880,000	962,415
[d] JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.308%, 5/25/36	United States	377,014	370,147
[c,d] Kildare Securities Ltd., 2007-1A, A2, 144A, FRN, 0.361%, 12/10/43	Ireland	2,788,496	2,761,186
[c,d] LB-UBS Commercial Mortgage Trust, 2004-C7, H, 144A, FRN, 5.239%, 10/15/36	United States	980,000	1,008,121
[c,d] LNR CDO Ltd., 2003-1A, DFL, 144A, FRN, 2.257%, 7/23/36	Cayman Islands	1,350,000	1,317,384
[d] Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.628%, 8/25/35	United States	1,686,401	1,640,728
[c,d] Mach One Trust Commercial Mortgage-Backed, 2004-1A,
F, 144A, FRN, 5.923%, 5/28/40	United States	1,700,000	1,729,750
G, 144A, FRN, 6.82%, 5/28/40	United States	3,500,000	3,566,342
[d] Master Adjustable Rate Mortgage Trust,
2007-1, I2A2, FRN, 0.318%, 1/25/47	United States	3,447,203	3,391,069
2007-3, 12A2, FRN, 0.358%, 5/25/47	United States	1,110,548	1,086,825
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 2/25/18	United States	1,300,243	1,346,168
2003-6, 2A1, 5.00%, 8/25/18	United States	2,806,028	2,944,523
2003-9, 1A1, 5.50%, 12/25/18	United States	1,210,965	1,272,296
2004-4, 5A1, 5.50%, 4/25/19	United States	3,002,020	3,159,047
[d] 2004-11, 2A1, FRN, 5.561%, 11/25/19	United States	2,784,709	2,937,211
[d] Merrill Lynch Mortgage Investors Trust Inc.,
2003-E, A1, FRN, 0.778%, 10/25/28	United States	1,886,061	1,858,443
2003-G, A2, FRN, 1.027%, 1/25/29	United States	1,883,580	1,886,460
[d] ML-CFC Commercial Mortgage Trust, 2006-3, A1A, FRN, 5.409%, 7/12/46	United States	3,064,554	3,357,615
[c,d] Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.588%, 12/24/39	United States	2,180,586	2,087,802
[d] Ownit Mortgage Loan Asset-Backed Certificates, 2005-2, M4, FRN, 1.088%, 3/25/36	United States	3,100,000	2,988,110
[d] Park Place Securities Inc., 2005-WCW1, M1, FRN, 0.608%, 9/25/35	United States	1,895,000	1,804,427
[d] Park Place Securities Inc. Asset-Backed Pass-Through Certificates,
2004-MCW1, M1, FRN, 1.096%, 10/25/34	United States	601,945	599,217
2004-WHQ2, M2, FRN, 1.103%, 2/25/35	United States	3,207,436	3,185,368
[c,d] Pegasus 2006-1 Ltd., 2006-1A, A1, 144A, FRN, 0.558%, 7/25/49	United States	2,900,000	2,570,850
[d] RAAC, 04-SP1, AII, FRN, 0.508%, 3/25/34	United States	1,118,402	1,059,789
[d] Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.48%, 6/25/34	United States	785,161	818,475
[c,d] Seawall SPC, 2006-1A, C1, 144A, FRN, 1.407%, 4/15/46	United States	1,000,000	987,500
[d] Sequoia Mortgage Trust, 2003-4,
1A1, FRN, 0.777%, 7/20/33	United States	275,363	258,359

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
1A2, FRN, 0.995%, 7/20/33	United States	477,726		447,773
[d] Structured Asset Investment Loan Trust, 2004-BNC2, A2, FRN, 1.198%, 12/25/34	United States	3,984,515		3,919,581
[d] Structured Asset Securities Corp., 2006-WF1, A5, FRN, 0.458%, 2/25/36	United States	1,900,870		1,863,734
[d,e] Talisman 6 Finance, Reg S, FRN, 0.462%, 10/22/16	Ireland	2,453,323	EUR	3,155,882
[d] Thornburg Mortgage Securities Trust, 2007-4, 1A1, FRN, 2.341%, 9/25/37	United States	1,379,470		1,360,900
[c,d] Trade MAPS Ltd., 2013-1A, A, 144A, FRN, 0.861%, 12/10/18	Ireland	8,500,000		8,500,382
Vanderbilt Acquistion Loan Trust, 2002-1, M1, 7.33%, 5/07/32	United States	398,106		435,583
[c,d] Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.572%, 7/11/21	United States	2,000,000		1,922,400
WAMU Mortgage Pass-Through Certificates,
05-AR13, A1A1, 0.448%, 10/25/45	United States	7,589,305		7,191,398
05-AR19, A1A1, FLTG, 0.428%, 12/25/45	United States	5,675,936		5,335,295
[d] 2005-AR8, 2A1A, FRN, 0.448%, 7/25/45	United States	2,145,154		2,033,241
[d] Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, 2004-1, A3, FRN,
0.528%, 4/25/34	United States	1,980,000		1,875,359
[d] Wells Fargo Mortgage Backed Securities,
05-AR9, 2A2, FRN, 2.641%, 10/25/33	United States	377,027		373,323
2004-I Trust, 04-I, 2A1, FRN, 2.654%, 6/25/34	United States	2,767,842		2,762,160
				203,852,506
Real Estate 0.1%
[d] Citigroup Mortgage Loan Trust Inc., 2006-WFH3, A3, FRN, 0.308%, 10/25/36	United States	985,095		980,418
[d] Novastar Home Equity Loan, 2004-4, M4, FRN, 1.808%, 3/25/35	United States	2,000,000		1,983,394
				2,963,812
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $386,775,902)				391,280,472
Mortgage-Backed Securities 4.4%
[d] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.0%
FHLMC, 1.78% - 6.345%, 11/01/17 - 9/01/41	United States	18,476,601		19,694,704
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	322,158		351,412
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	118,945		128,640
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	475,564		517,320
				997,372
[d] Federal National Mortgage Association (FNMA) Adjustable Rate 2.5%
FNMA, 1.192% - 2.390%, 3/01/17 - 10/01/44	United States	19,572,230		20,608,021
FNMA, 2.393% - 2.595%, 5/01/18 - 5/01/38	United States	15,251,325		16,197,977
FNMA, 2.596% - 6.220%, 8/01/15 - 3/01/50	United States	14,040,482		14,949,748
				51,755,746
Federal National Mortgage Association (FNMA) Fixed Rate 0.9%
FNMA 15 Year, 3.50%, 10/01/25	United States	2,892,218		3,056,564
FNMA 15 Year, 4.00%, 12/01/25	United States	4,747,016		5,071,837
FNMA 15 Year, 4.50%, 5/01/16 - 6/01/25	United States	9,156,002		9,770,427
FNMA 30 Year, 5.00%, 3/01/38	United States	134,719		147,495
				18,046,323
[d] Government National Mortgage Association (GNMA) Adjustable Rate
0.0%†
GNMA, 1.625%, 4/20/26 - 9/20/26	United States	42,563		44,289
Total Mortgage-Backed Securities (Cost $89,186,680)				90,538,434
Municipal Bonds 1.4%
Acalanes UHSD, GO, Contra Costa County, Refunding, 1.427%, 8/01/18	United States	1,000,000		975,520
Alabama State Public School and College Authority Revenue, Capital Improvement
Bonds, 5.00%, 12/01/25	United States	1,500,000		1,670,025
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	3,000,000		3,115,530
[d] California State Judgment Trust COP, FRN, 1.589%, 6/01/15	United States	1,535,000		1,496,395
California State Public Works Board Lease Revenue, Various Capital Projects, Series E,
3.183%, 12/01/14	United States	3,035,000		3,069,811
Colorado State ISD, GO, Mitchell and Scurry Counties, Unlimited Tax School Building,
PSF Guarantee, 5.00%, 8/15/43	United States	350,000		373,779
Florida Hurricane Carastrophe Fund Finance Corp. Revenue, Series A, 2.107%, 7/01/18	United States	2,000,000		1,989,820
Illinois State GO,
4.026%, 3/01/14	United States	2,000,000		2,004,740
Build America Bonds, 4.55%, 7/01/14	United States	1,000,000		1,016,140

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Minnesota State GO, Series C, 2.50%, 8/01/18	United States	1,500,000			1,545,735
Modesto Irrigation District Financing Authority Revenue, Domestic Water Project,
Refunding, Series G, AGMC Insured, 5.00%, 9/01/21	United States	1,000,000			1,164,730
Puerto Rico Sales Tax FICO Sales Tax Revenue, Refunding, Series A, NATL RE, FGIC
Insured, zero cpn., 8/01/45	United States	4,305,000			508,507
Rhode Island State and Providence Plantations GO, Consolidated Capital Development
Loan of 2012, Refunding, Series A, 5.00%, 8/01/19	United States	2,500,000			2,940,625
Riverside County RDA Tax Allocation, Housing, Series A-T,
5.00%, 10/01/14	United States	1,030,000			1,039,208
6.00%, 10/01/15	United States	1,075,000			1,109,045
6.25%, 10/01/16	United States	1,140,000			1,189,043
University of California Revenues, General, Series AK, 5.00%, 5/15/48	United States	2,750,000			3,256,000
Total Municipal Bonds (Cost $27,932,633)					28,464,653
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Calls - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy Protection on CDX.NA.HY.21, Premium Rate 5.00%, Strike Price $99, Expires
3/19/14	FBCO	16,000,000			19,600

Currency Options 0.0%†
USD/KRW, May Strike Price $1072.65, Expires 5/28/14	CITI	10,000,000			278,360
					297,960
Puts - Over-the-Counter
Currency Options 0.0%†
EUR/PLN, April Strike Price 4.23 PLN, Expires 4/28/14	BZWS	3,870,831		EUR	59,914
EUR/SEK, May Strike Price 8.955 SEK, Expires 5/23/14	BZWS	9,200,000		EUR	293,970
EUR/USD, February Strike Price $1.32, Expires 2/06/14	CITI	20,500,000		EUR	6,774
					360,658
Total Options Purchased (Cost $1,368,878)					658,618
Total Investments before Short Term Investments (Cost $2,021,671,314)					2,039,749,790
	Country	Principal Amount*
Short Term Investments 1.4%
Foreign Government and Agency Securities 0.8%
[k] Bank of Negara Monetary Notes, 2/06/14 - 11/06/14	Malaysia	18,226,000		MYR	5,396,595
Government of Hungary, 5.50%, 2/12/14	Hungary	1,500,000		HUF	6,484
[k] Hungary Treasury Bills, 3/05/14 - 6/25/14	Hungary	237,560,000		HUF	1,023,645
Korea Monetary Stabilization Bond, senior bond,
2.55%, 5/09/14	South Korea	553,000,000		KRW	511,363
2.72%, 9/09/14	South Korea	64,000,000		KRW	59,217
[k] Malaysia Treasury Bill, 5/30/14	Malaysia	90,000		MYR	26,641
[k] Mexico Treasury Bills, 4/03/14 - 4/30/14	Mexico	571,900	[l]	MXN	424,371
[k] Monetary Authority of Singapore Treasury Bill, 2/03/14	Singapore	870,000		SGD	681,444
[k] Philippine Treasury Bills, 2/05/14 - 11/05/14	Philippines	39,275,000		PHP	861,740
[k] Singapore Treasury Bills, 2/21/14 - 5/30/14	Singapore	8,298,000		SGD	6,495,282
Total Foreign Government and Agency Securities (Cost $16,050,805)					15,486,782
Total Investments before Money Market Funds (Cost $2,037,722,119)					2,055,236,572
		Shares
Money Market Funds (Cost $12,466,865) 0.6%
[a,m] Institutional Fiduciary Trust Money Market Portfolio	United States	12,466,865			12,466,865

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Total Investments (Cost $2,050,188,984) 100.0%			2,067,703,437
Options Written (0.0)%†			(114,080)
Other Assets, less Liabilities 0.0%†			520,520
Net Assets 100.0%			$2,068,109,877
	Counterparty	Notional Amount*
Options Written (Premiums received $105,890) (0.0)%†
Calls - Over-the-Counter
Currency Options (0.0)%†
USD/KRW, May Strike Price $1123.85, Expires 5/28/14	CITI	10,000,000	(114,080)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January
31, 2014, the aggregate value of these securities was $230,353,707, representing 11.14% of net assets.
d The coupon rate shown represents the rate at period end.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2014, the aggregate value of these securities was $32,166,214, representing 1.56% of net assets.
f A portion or all of the security purchased on a when-issued or delayed delivery basis.
g Principal amount is stated in 100 Mexican Peso Units.
h Principal amount is stated in 1,000 Brazilian Real Units.
i Redemption price at maturity is adjusted for inflation.
j Principal amount of security is adjusted for inflation.
k The security is traded on a discount basis with no stated coupon rate.
l Principal amount is stated in 10 Mexican Peso Units.
m The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At January 31, 2014, the fund had the following financial futures contracts outstanding. See Note 3.
Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 2 Year Note	Long	1,184	260,720,500	3/31/14	$-	$(22,361)
U.S. Treasury 5 Year Note	Short	546	65,861,250	3/31/14	120,018	-
U.S. Treasury 10 Year Bond	Short	5	667,969	3/20/14	-	(15,794)
U.S. Treasury 10 Year Note	Short	344	43,258,000	3/20/14	-	(165,548)
Ultra Long Term U.S. Treasury Bond	Short	17	2,444,813	3/20/14	-	(90,355)
Unrealized appreciation (depreciation)					120,018	(294,058)
Net unrealized appreciation (depreciation)						$(174,040)

At January 31, 2014, the fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	3,300,000	$4,471,665	2/03/14	$	- $	(20,787)

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Euro	DBAB	Sell	3,300,000	4,483,545	2/03/14	32,667	-
Japanese Yen	DBAB	Buy	49,843,920	487,328	2/04/14	510	-
Japanese Yen	DBAB	Sell	49,843,920	547,856	2/04/14	60,018	-
Euro	DBAB	Buy	5,000,000	6,790,397	2/05/14	-	(46,639)
Euro	DBAB	Sell	5,000,000	6,768,500	2/05/14	24,742	-
Euro	DBAB	Buy	2,116,000	2,826,579	2/06/14	27,784	(404)
Euro	DBAB	Sell	2,116,000	2,744,142	2/06/14	-	(109,817)
Indian Rupee	JPHQ	Buy	60,155,900	949,511	2/06/14	8,660	-
Indian Rupee	JPHQ	Sell	60,155,900	947,188	2/06/14	-	(10,983)
Canadian Dollar	CITI	Buy	259,000	256,405	2/11/14	-	(23,819)
Chilean Peso	BZWS	Buy	315,400,000	639,497	2/11/14	-	(72,397)
Canadian Dollar	DBAB	Buy	194,000	191,467	2/12/14	-	(17,256)
Japanese Yen	HSBC	Sell	77,220,000	830,215	2/12/14	74,412	-
Japanese Yen	JPHQ	Sell	77,183,000	830,254	2/12/14	74,813	-
Japanese Yen	CITI	Sell	102,300,000	1,107,053	2/13/14	105,771	-
Japanese Yen	JPHQ	Sell	51,220,000	553,449	2/13/14	52,122	-
Canadian Dollar	DBAB	Buy	130,000	128,180	2/14/14	-	(11,446)
Japanese Yen	JPHQ	Sell	51,250,000	553,504	2/18/14	51,872	-
Canadian Dollar	DBAB	Buy	260,000	256,115	2/19/14	-	(22,672)
Japanese Yen	CITI	Sell	51,090,000	553,530	2/19/14	53,463	-
Japanese Yen	GSCO	Sell	51,310,000	553,527	2/19/14	51,306	-
Malaysian Ringgit	DBAB	Buy	462,000	146,439	2/19/14	-	(8,549)
Canadian Dollar	BZWS	Buy	262,000	255,805	2/21/14	-	(20,577)
Canadian Dollar	BZWS	Buy	131,000	127,511	2/24/14	-	(9,905)
Canadian Dollar	BZWS	Buy	211,000	204,339	2/25/14	-	(14,916)
Canadian Dollar	DBAB	Buy	132,000	127,949	2/25/14	-	(9,448)
Japanese Yen	BZWS	Sell	25,620,000	276,752	2/25/14	25,977	-
Euro	DBAB	Sell	298,775	395,091	2/25/14	-	(7,884)
Canadian Dollar	BZWS	Buy	185,000	178,904	2/26/14	-	(12,826)
Euro	BZWS	Sell	2,400	3,200	2/26/14	-	(37)
Euro	UBSW	Sell	15,642	20,903	2/26/14	-	(194)
Euro	BZWS	Sell	138,443	184,925	2/27/14	-	(1,802)
Japanese Yen	BZWS	Sell	51,190,000	553,498	2/27/14	52,434	-
Japanese Yen	DBAB	Sell	17,117,000	187,001	2/27/14	19,454	-
Euro	UBSW	Sell	66,188	88,643	2/28/14	-	(629)
Canadian Dollar	HSBC	Buy	132,000	127,398	3/06/14	-	(8,921)
Canadian Dollar	BZWS	Buy	165,000	158,881	3/07/14	-	(10,789)
Canadian Dollar	HSBC	Buy	144,000	138,414	3/07/14	-	(9,169)
Euro	DBAB	Sell	419,300	544,130	3/18/14	-	(21,410)
Euro	JPHQ	Sell	125,800	164,829	3/19/14	-	(4,846)
Singapore Dollar	DBAB	Buy	429,000	336,355	3/19/14	-	(328)
Singapore Dollar	HSBC	Buy	490,000	392,770	3/19/14	-	(8,963)
Singapore Dollar	JPHQ	Buy	304,000	237,270	3/19/14	847	-
Euro	JPHQ	Sell	210,000	272,998	3/20/14	-	(10,244)
Chilean Peso	JPHQ	Buy	191,826,250	387,920	3/21/14	-	(44,534)
Euro	JPHQ	Sell	210,000	271,747	3/21/14	-	(11,495)
Euro	JPHQ	Sell	210,000	272,764	3/24/14	-	(10,479)
Euro	JPHQ	Sell	168,000	217,494	3/25/14	-	(9,101)
Euro	DBAB	Sell	3,416,550	4,385,725	3/26/14	-	(222,438)
Australian Dollar	DBAB	Buy	4,918,691	5,021,000	3/31/14	-	(733,907)

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Australian Dollar	DBAB	Sell	4,918,691	4,576,957	3/31/14	289,864	-
Euro	DBAB	Sell	3,430,424	4,423,257	3/31/14	-	(203,631)
Euro	DBAB	Sell	2,185,000	2,808,053	4/03/14	-	(139,038)
Danish Krone	DBAB	Sell	45,900,000	8,381,265	4/09/14	79,040	-
Euro	DBAB	Sell	1,689,780	2,217,025	4/10/14	-	(62,133)
Chilean Peso	MSCO	Buy	33,100,000	67,668	4/14/14	-	(8,572)
Swiss Franc	DBAB	Buy	12,938	14,116	4/16/14	164	-
Swiss Franc	DBAB	Sell	12,938	14,378	4/16/14	98	-
Chilean Peso	MSCO	Buy	29,660,000	60,217	4/21/14	-	(7,302)
Euro	DBAB	Buy	2,627,321	3,506,685	4/22/14	37,051	-
Euro	DBAB	Sell	3,140,425	4,125,212	4/22/14	-	(110,599)
Chilean Peso	JPHQ	Buy	29,522,000	59,430	4/28/14	-	(6,801)
Euro	DBAB	Sell	200,000	264,700	5/05/14	-	(5,064)
Japanese Yen	DBAB	Sell	524,380,500	5,400,000	5/07/14	265,073	-
Euro	DBAB	Sell	500,000	656,375	5/09/14	-	(18,041)
Euro	DBAB	Buy	2,750,000	3,727,625	5/12/14	-	(18,316)
Euro	DBAB	Sell	2,750,000	3,632,750	5/12/14	-	(76,559)
Euro	DBAB	Sell	316,000	408,019	5/19/14	-	(18,220)
Japanese Yen	MSCO	Sell	211,800,000	2,078,427	5/19/14	4,234	-
Canadian Dollar	DBAB	Buy	1,250,640	1,200,000	5/28/14	-	(79,746)
Euro	DBAB	Sell	920,219	1,193,939	5/28/14	-	(47,328)
Euro	GSCO	Sell	420,000	541,527	5/30/14	-	(25,005)
Euro	DBAB	Sell	715,423	930,980	6/05/14	-	(34,056)
Euro	DBAB	Sell	1,962,500	2,576,910	6/09/14	-	(70,331)
Japanese Yen	BZWS	Sell	93,460,000	960,375	6/10/14	44,968	-
Japanese Yen	HSBC	Sell	99,540,000	1,029,029	6/10/14	54,071	-
Japanese Yen	JPHQ	Sell	67,500,000	686,000	6/10/14	24,863	-
Japanese Yen	DBAB	Sell	33,000,000	343,407	6/11/14	20,181	-
Japanese Yen	JPHQ	Sell	92,220,000	960,389	6/11/14	57,122	-
Japanese Yen	JPHQ	Sell	38,900,000	411,706	6/17/14	30,676	-
Euro	DBAB	Sell	833,056	1,112,630	6/18/14	-	(11,109)
Singapore Dollar	DBAB	Buy	461,900	368,048	6/18/14	-	(6,212)
Euro	DBAB	Sell	12,786,000	17,590,979	6/20/14	343,419	-
Singapore Dollar	HSBC	Buy	369,000	293,090	6/20/14	-	(4,027)
Euro	DBAB	Sell	934,000	1,226,211	6/27/14	-	(33,717)
Chilean Peso	DBAB	Buy	371,700,000	697,635	6/30/14	-	(39,277)
Chilean Peso	DBAB	Sell	371,700,000	692,888	6/30/14	34,531	-
Euro	DBAB	Sell	1,455,100	1,900,943	7/03/14	-	(61,951)
Euro	DBAB	Sell	3,463,648	4,710,145	7/08/14	37,726	-
Euro	DBAB	Sell	163,358	210,781	7/09/14	-	(9,588)
Euro	DBAB	Buy	1,058,505	1,435,016	7/17/14	-	(7,080)
Euro	DBAB	Sell	1,058,505	1,393,734	7/17/14	-	(34,202)
Euro	BZWS	Sell	1,692,000	2,240,885	7/28/14	-	(41,691)
Chilean Peso	MSCO	Buy	614,647,000	1,161,574	7/29/14	-	(76,128)
Euro	DBAB	Sell	330,000	437,366	7/29/14	-	(7,819)
Euro	BZWS	Sell	1,953,780	2,594,327	8/04/14	-	(41,452)
Euro	CITI	Sell	35,024	46,627	8/08/14	-	(623)
Euro	DBAB	Sell	549,468	735,353	8/08/14	-	(5,925)
Euro	CITI	Sell	4,238	5,647	8/11/14	-	(70)
Euro	DBAB	Sell	43,385	57,595	8/15/14	-	(936)

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Euro	MSCO	Sell	150,593	199,836	8/15/14	-	(3,332)
Euro	DBAB	Sell	1,629,600	2,173,932	8/20/14	-	(24,619)
Euro	BZWS	Sell	12,954	17,366	8/25/14	-	(111)
Euro	DBAB	Sell	745,657	1,000,000	8/27/14	-	(6,014)
Euro	JPHQ	Sell	29,904	39,989	8/27/14	-	(357)
Japanese Yen	DBAB	Sell	137,620,000	1,400,000	8/27/14	51,220	-
Malaysian Ringgit	JPHQ	Buy	90,000	26,799	8/27/14	-	(230)
Philippine Peso	JPHQ	Buy	94,860,000	2,137,449	8/29/14	-	(61,303)
Euro	DBAB	Sell	282,500	372,812	9/05/14	-	(8,338)
Euro	BZWS	Sell	24,226	32,366	9/19/14	-	(321)
Euro	BZWS	Sell	16,837	22,793	9/24/14	75	-
Euro	DBAB	Sell	202,911	274,660	9/29/14	871	-
British Pound Sterling	DBAB	Sell	1,053,750	1,642,796	10/01/14	-	(86,216)
Euro	DBAB	Sell	2,187,500	2,820,781	10/17/14	-	(130,999)
Euro	HSBC	Sell	6,000	8,148	10/20/14	52	-
Malaysian Ringgit	JPHQ	Buy	108,000	33,384	10/20/14	-	(1,589)
Chilean Peso	CITI	Buy	47,586,000	91,336	10/24/14	-	(8,012)
Japanese Yen	DBAB	Sell	59,567,300	613,976	10/29/14	29,794	-
Chilean Peso	DBAB	Buy	457,429,000	867,707	10/31/14	-	(67,257)
Euro	DBAB	Sell	82,500	110,938	11/03/14	-	(393)
Japanese Yen	JPHQ	Sell	55,436,000	560,582	11/13/14	16,810	-
Euro	MSCO	Sell	150,590	202,662	11/17/14	-	(567)
Singapore Dollar	MSCO	Buy	2,682,949	2,152,645	11/17/14	-	(50,423)
Euro	DBAB	Sell	893,017	1,210,752	11/18/14	5,577	-
Euro	JPHQ	Sell	2,600,000	3,531,032	11/18/14	22,191	-
Malaysian Ringgit	DBAB	Buy	93,480	28,686	11/19/14	-	(1,209)
Japanese Yen	JPHQ	Sell	172,318,944	1,727,482	11/20/14	37,047	-
Malaysian Ringgit	HSBC	Buy	48,000	14,742	11/20/14	-	(634)
Euro	DBAB	Sell	761,324	1,031,595	11/28/14	4,102	-
Euro	MSCO	Sell	827,000	1,120,387	12/04/14	4,228	-
Japanese Yen	DBAB	Sell	340,400,000	3,306,941	12/22/14	-	(33,762)
Malaysian Ringgit	DBAB	Buy	134,200	40,060	1/07/15	-	(713)
British Pound Sterling	DBAB	Sell	3,387,851	5,542,186	1/09/15	-	(11,245)
Euro	CITI	Sell	352,000	476,992	1/09/15	1,842	-
Euro	DBAB	Sell	12,770,113	17,374,381	1/09/15	136,563	-
Japanese Yen	DBAB	Sell	4,431,243,920	42,581,038	1/09/15	-	(917,731)
Euro	DBAB	Sell	1,727,000	2,251,851	2/06/15	-	(79,632)
Swiss Franc	DBAB	Buy	462,938	512,099	4/16/15	1,519	-
Swiss Franc	DBAB	Sell	462,938	521,150	4/16/15	7,529	-
Euro	DBAB	Sell	4,600,000	6,061,420	6/05/15	-	(151,848)
Euro	DBAB	Sell	82,500	110,798	11/03/15	-	(709)
Euro	DBAB	Sell	1,727,000	2,259,908	2/05/16	-	(75,231)
Euro	DBAB	Sell	2,360,000	3,106,468	3/01/16	-	(84,917)
Euro	DBAB	Sell	2,300,000	3,021,510	4/07/16	-	(89,234)
Euro	DBAB	Sell	3,300,000	4,453,350	8/05/16	-	(12,201)
Euro	DBAB	Buy	2,082,500	2,764,519	11/03/16	54,608	-
Euro	DBAB	Sell	2,082,500	2,795,756	11/03/16	-	(23,371)
Unrealized appreciation (depreciation)						2,413,961	(4,796,185)
Net unrealized appreciation (depreciation)							$(2,382,224)
[a]May be comprised of multiple contracts using the same currency and settlement date.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)

At January 31, 2014, the fund had the following credit default swap contracts outstanding. See Note 3.
Credit Default Swaps
						Upfront
				Periodic		Premiums
	Counter-	Notional		Payment	Expiration	Paid	Unrealized	Unrealized	Market
Description	party[a]	Amount[b]		Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[c]
OTC Swaps
Contracts to Buy Protection
Single Name
Centex Corp.	FBCO	1,000,000		5.00%	6/20/16	$(59,714)	$-	$(56,608)	$(116,322)
Centex Corp.	JPHQ	4,000,000		5.00%	6/20/16	(285,903)	-	(179,383)	(465,286)
Constellation Brands
Inc.	GSCO	5,000,000		5.00%	12/20/14	(192,982)	-	(24,585)	(217,567)
Constellation Brands
Inc.	DBAB	6,600,000		5.00%	6/20/17	(809,610)	-	(146,343)	(955,953)
Dean Foods Co.	DBAB	4,255,000		5.00%	6/20/16	(327,952)	-	(87,384)	(415,336)
Dean Foods Co.	JPHQ	2,609,000		5.00%	6/20/16	(184,341)	-	(70,327)	(254,668)
D.R. Horton Inc.	CITI	1,500,000		5.00%	6/20/17	(138,658)	-	(64,141)	(202,799)
D.R. Horton Inc.	JPHQ	2,400,000		5.00%	3/20/16	(197,809)	-	(34,720)	(232,529)
Embarq Corp.	BZWS	3,000,000		5.00%	6/20/16	(184,858)	-	(126,432)	(311,290)
First Data Corp.	BZWS	3,690,000		5.00%	3/20/15	(114,797)	-	(53,363)	(168,160)
First Data Corp.	DBAB	650,000		5.00%	3/20/15	(17,758)	-	(11,864)	(29,622)
Ford Motor Credit Co.	GSCO	5,000,000		5.00%	6/20/15	(305,774)	-	(15,236)	(321,010)
Government of
Indonesia	FBCO	3,000,000		5.00%	3/20/13	(241,005)	-	(4,995)	(246,000)
Government of Ireland	MSCO	2,000,000	EUR	1.00%	3/20/15	146,495	-	(166,960)	(20,465)
Hospitality Properties
Trust	BOFA	3,000,000		5.00%	3/20/17	(363,107)	-	(17,272)	(380,379)
Merrill Lynch & Co. Inc.	FBCO	2,000,000		1.00%	9/20/17	3,489	-	(33,414)	(29,925)
Pactiv LLC	BZWS	2,100,000		5.00%	6/20/17	(169,232)	-	(23,598)	(192,830)
Springleaf Finance
Corp.	GSCO	7,000,000		5.00%	12/20/15	(224,204)	-	(276,214)	(500,418)
Tenet Healthcare Corp.	BZWS	5,600,000		5.00%	12/20/16	(488,944)	-	(36,467)	(525,411)
The New York Times
Co.	GSCO	2,000,000		5.00%	12/20/16	(99,807)	-	(150,596)	(250,403)
Toll Brothers Inc.	GSCO	2,500,000		5.00%	3/20/14	(10,956)	-	(5,113)	(16,069)
Toll Brothers Inc.	MSCO	500,000		5.00%	3/20/14	(1,935)	-	(1,279)	(3,214)
USG Corp.	GSCO	5,000,000		5.00%	12/20/16	(265,267)	-	(223,076)	(488,343)
Contracts to Sell Protection[d]
Single Name
Bank of America Corp.	FBCO	2,000,000		1.00%	9/20/17	(3,489)	24,612	-	21,123	A-
Berkshire Hathaway
Inc.	BOFA	2,700,000		1.00%	9/20/17	22,043	10,136	-	32,179	AA
Berkshire Hathaway
Inc.	BZWS	5,000,000		1.00%	9/20/17	(53,570)	134,461	-	80,891	AA
Berkshire Hathaway
Inc.	GSCO	1,400,000		1.00%	9/20/17	(488)	23,137	-	22,649	AA
First Data Corp.	BZWS	3,600,000		5.00%	3/20/16	32,650	135,539	-	168,189	B-
First Data Corp.	DBAB	500,000		5.00%	3/20/16	(1,880)	34,646	-	32,766	B-
Government of Brazil	BZWS	4,100,000		1.00%	3/20/19	(187,672)	-	(20,024)	(207,696)	BBB
Government of China	BOFA	2,200,000		1.00%	3/20/19	(2,659)	5,384	-	2,725	AA-
Government of China	CITI	3,000,000		1.00%	3/20/19	42,256	-	(32,265)	9,991	AA-
Government of China	JPHQ	2,200,000		1.00%	3/20/19	5,338	-	(2,613)	2,725	AA-
Government of	BZWS	2,500,000		1.00%	3/20/16	(126,963)	-	(30,096)	(157,059)	BB+

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Indonesia
Government of
Lithuania	FBCO	250,000	1.00%	6/20/16	(5,352)	7,784	-	2,432	BB+
Tenet Healthcare Corp.	BZWS	4,000,000	5.00%	6/20/18	262,129	29,138	-	291,267	BBB+
Traded Index
CMBX.NA.AJ.2	FBCO	1,750,000	1.09%	3/15/49	(252,474)	57,783	-	(194,691)	Non
									Investment
									Grade

LCDX.NA.20	FBCO	7,524,000	2.50%	6/20/18	184,388	129,810	-	314,198	Non
									Investment
									Grade

LCDX.NA.21	FBCO	1,300,000	2.50%	12/20/18	48,954	7,515	-	56,469	Non
									Investment
									Grade

MCDX.NA.21	CITI	6,500,000	1.00%	12/20/18	(119,753)	-	(1,475)	(121,228)	Investment
									Grade
OTC Swaps unrealized appreciation (depreciation)						599,945	(1,895,843)
Net unrealized appreciation (depreciation)							$(1,295,898)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary as collateral for each applicable counterparty at year end:

Collateral
Posted
Counterparty	(Received)
BOFA	$370,000
BZWS	710,000
CITI	300,000
DBAB	4,560,000
FBCO	90,000
GSCO	1,890,000
JPHQ	830,000
MSCO	40,000
Total collateral	$8,790,000

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At January 31, 2014, the fund had the following cross currency swap contracts outstanding. See Note 3.
Cross Currency Swaps

	Counter	Expiration	Notional		Unrealized		Unrealized
Description	party	Date	Amount		Appreciation		Depreciation
Receive Fixed semi-annual 4.50%			2,747,819	USD
	CITI	1/01/16				$-	$(147,765)
Pay Fixed annual 4.00%			16,000,000	DKK

Receive Fixed semi-annual 2.47%			2,953,953	USD
	DBAB	1/04/16				-	(116,573)
Pay Fixed annual 2.00%			17,000,000	DKK

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Receive Float quarterly 3 month USD BBA LIBOR + 1.825%		6,760,000	USD
CITI	3/23/18			-	(76,344)
Pay Fixed annual 2.75%		5,000,000	EUR
Total unrealized appreciation (depreciation)				-	(340,682)
Net unrealized appreciation (depreciation)					$(340,682)

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO Credit Suisse Group AG
GSCO The Goldman Sachs Group, Inc.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

BRL	- Brazilian Real
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
SGD	- Singapore Dollar

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CD	-	Certificate of Deposit
CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
COP	-	Certificate of Participation
ETF	-	Exchange Traded Fund
FGIC	-	Financial Guaranty Insurance Co.
FICO	- Financing Corp.
FRN	-	Floating Rate Note
GO	- General Obligation
ISD	-	Independent School District
L/C	-	Letter of Credit
NATL	-	National Public Financial Guarantee Corp.
NATL
RE	-	National Public Financial Guarantee Corp. Reinsured
PSF	-	Permanent School Fund
RDA	- Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Real Return Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 13.8%
Energy 4.3%
Anadarko Petroleum Corp.	United States	29,700	$2,396,493
Chevron Corp.	United States	17,500	1,953,525
Devon Energy Corp.	United States	15,000	888,300
Exxon Mobil Corp.	United States	26,077	2,403,256
Halliburton Co.	United States	27,400	1,342,874
Marathon Oil Corp.	United States	33,200	1,088,628
National Oilwell Varco Inc.	United States	14,700	1,102,647
Noble Energy Inc.	United States	15,900	991,047
Occidental Petroleum Corp.	United States	12,500	1,094,625
Peabody Energy Corp.	United States	43,200	736,560
Schlumberger Ltd.	United States	19,350	1,694,480
[a]Southwestern Energy Co.	United States	24,900	1,013,181
[a]Weatherford International Ltd.	United States	70,700	957,278
			17,662,894
Materials 2.6%
BHP Billiton Ltd., ADR	Australia	19,100	1,221,445
The Dow Chemical Co.	United States	38,100	1,733,931
Freeport-McMoRan Copper & Gold Inc., B	United States	74,346	2,409,554
Goldcorp Inc.	Canada	112,400	2,797,636
Nucor Corp.	United States	22,100	1,068,535
Potash Corp. of Saskatchewan Inc.	Canada	46,300	1,450,116
			10,681,217
Real Estate 6.9%
SPDR Dow Jones REIT ETF	United States	383,000	28,357,320
Total Common Stocks and Other Equity Interests (Cost $46,285,008)			56,701,431
		Principal Amount*
Corporate Bonds 6.8%
Banks 0.3%
[b]CIT Group Inc., secured note, 144A, 5.50%, 2/15/19	United States	1,200,000	1,284,000
Consumer Services 0.3%
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	300,000	321,750
8.625%, 2/01/19	United States	500,000	591,250
7.75%, 3/15/22	United States	200,000	226,000
			1,139,000
Diversified Financials 0.3%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,200,000	1,414,500
Energy 1.8%
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,000,000	1,120,000
6.125%, 2/15/21	United States	200,000	216,500
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	United States	400,000	420,500
8.25%, 4/01/20	United States	100,000	108,875
6.375%, 3/01/21	United States	400,000	418,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,000,000	1,131,250
[b]Linn Energy LLC/Finance Corp., senior note, 144A, 6.25%, 11/01/19	United States	1,000,000	1,020,000
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	1,000,000	1,015,000
[b]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	United States	1,000,000	1,002,500
[b]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	900,000	994,500
			7,447,125
Food, Beverage & Tobacco 0.3%
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,000,000	1,040,000
Health Care Equipment & Services 0.3%
HCA Inc., senior secured note, 5.875%, 3/15/22	United States	1,200,000	1,266,000
Materials 1.1%
ArcelorMittal, senior note, 6.75%, 2/25/22	Luxembourg	1,200,000	1,294,410

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
[b]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	112,000	116,550
6.875%, 2/01/18	Australia	800,000	843,000
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	200,000	213,750
8.75%, 12/15/20	Canada	600,000	669,000
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	1,200,000	1,266,000
			4,402,710
Media 0.6%
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	1,000,000	1,095,000
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	1,200,000	1,323,000
			2,418,000
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
[b]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	United States	1,000,000	1,118,750
Semiconductors & Semiconductor Equipment 0.2%
[b]Freescale Semiconductor Inc., secured note, 144A, 5.00%, 5/15/21	United States	1,000,000	997,500
Software & Services 0.3%
[b]First Data Corp., senior secured note, 144A, 7.375%, 6/15/19	United States	1,000,000	1,070,000
Telecommunication Services 0.8%
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	600,000	598,500
senior note, 7.875%, 1/15/27	United States	400,000	392,000
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20	Luxembourg	1,000,000	1,090,000
[b]Sprint Nextel Corp., senior note, 144A, 7.00%, 3/01/20	United States	1,200,000	1,359,000
			3,439,500
Utilities 0.2%
[b]TCEH Co. LLC/TCEH Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	1,000,000	742,500
Total Corporate Bonds (Cost $26,395,245)			27,779,585
[c]Senior Floating Rate Interests 4.6%
Capital Goods 0.3%
[d]Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	282,387	285,239
Terex Corporation, Term Loan, 3.50%, 4/28/17	United States	492,740	498,899
[d]TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	412,915	416,334
[d]Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	292,217	294,774
			1,495,246
Commercial & Professional Services 0.3%
ARAMARK Corporation,
Extended Synthetic L/C, 3.519%, 7/26/16	United States	28,698	28,829
Term Loan B Extended, 3.747%, 7/26/16	United States	239,089	240,183
U.S. Term C Loan, 3.747%, 7/26/16	United States	3,863	3,883
U.S. Term D Loan, 4.00%, 8/22/19	United States	284,652	286,786
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	527,820	530,459
			1,090,140
Consumer Services 0.1%
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/25/20	United States	225,669	227,540
P.F. Chang's China Bistro Inc., Term Loan, 4.25%, 6/22/19	United States	76,706	77,664
			305,204
Diversified Financials 0.2%
Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	31,835	31,878
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	478,800	485,232
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	331,065	335,721
			852,831
Energy 0.1%
[d]Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	203,682	206,202
Food, Beverage & Tobacco 0.1%
Del Monte Foods Company, Initial Term Loans, 4.00%, 3/08/18	United States	467,340	470,378
Health Care Equipment & Services 0.4%
Community Health Systems Inc.,
2017 Term E Loan, 3.487% - 3.497%, 1/25/17	United States	452,636	456,632
[d] 2021 Term D Loan, 5.50%, 1/27/21	United States	60,800	61,506
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	427,277	430,532

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
[d] Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	432,493		436,636
U.S. Renal Care Inc., Tranche B-2 Term Loan, 5.50%, 7/03/19	United States	150,341		151,907
				1,537,213
Household & Personal Products 0.3%
[d]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	665,146		674,292
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	507,925		511,417
				1,185,709
Materials 1.2%
American Rock Salt Co. LLC, Initial Loan, 4.75%, 4/25/17	United States	451,370		455,037
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%, 5/29/20	United States	781,527		790,808
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	557,301		562,456
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	105,054		107,123
[d]FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	United States	293,358		297,025
[d]Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	515,644		519,097
[d]MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	420,039		423,802
OCI Beaumont LLC, Term B-2 Loans, 6.25%, 8/20/19	United States	91,662		93,609
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	243,750		246,644
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	947,173		959,456
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	574,953		582,619
				5,037,676
Media 0.1%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	80,900		81,850
Entravision Communications Corporation, Tranche B Term Loans, 3.50%, 5/31/20	United States	121,354		121,102
UPC Financing Partnership, Facility AF, 4.00%, 1/31/21	Netherlands	95,300		95,995
Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20	United States	105,994		106,935
				405,882
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International Inc.,
Series E Tranche B Term Loan, 4.50%, 8/05/20	Canada	338,400		342,260
Series E-1 Tranche B Term Loan, 5.25%, 8/05/20	Canada	19,846		20,057
				362,317
Retailing 0.6%
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	391,348		395,603
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	452,601		456,561
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	360,695		366,104
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	553,036		556,967
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	565,735		567,554
The Neiman Marcus Group Ltd. Inc., Term Loan, 5.00%, 10/25/20	United States	109,638		111,062
				2,453,851
Software & Services 0.4%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	1,130,000		1,133,217
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	703,533		711,532
				1,844,749
Technology Hardware & Equipment 0.1%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	250,489		249,719
Telecommunication Services 0.2%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	1,006,850		1,016,037
Transportation 0.1%
Delta Air Lines Inc., Second New Term Loan, 3.50%, 4/20/17	United States	145,387		146,720
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 6.50%, 10/16/20	United States	271,786		269,747
				416,467
Total Senior Floating Rate Interests (Cost $18,743,239)				18,929,621
Foreign Government and Agency Securities 17.7%
Government of Hungary, senior note,
6.375%, 3/29/21	Hungary	620,000		661,850
[e] Reg S, 3.50%, 7/18/16	Hungary	60,000	EUR	83,561
[e] Reg S, 4.375%, 7/04/17	Hungary	150,000	EUR	210,825
[e] Reg S, 5.75%, 6/11/18	Hungary	435,000	EUR	632,910
[e] Reg S, 3.875%, 2/24/20	Hungary	180,000	EUR	242,508
Government of Ireland, senior bond, 4.40%, 6/18/19	Ireland	1,200,000	EUR	1,816,273
Government of Malaysia,
3.434%, 8/15/14	Malaysia	2,305,000	MYR	690,570
3.741%, 2/27/15	Malaysia	14,275,000	MYR	4,296,363
3.835%, 8/12/15	Malaysia	3,560,000	MYR	1,075,074

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
4.72%, 9/30/15	Malaysia	180,000		MYR	55,154
3.197%, 10/15/15	Malaysia	2,395,000		MYR	716,317
senior bond, 3.814%, 2/15/17	Malaysia	6,100,000		MYR	1,843,033
senior note, 3.172%, 7/15/16	Malaysia	600,000		MYR	178,933
Government of Mexico, 7.00%, 6/19/14	Mexico	853,000	[f]	MXN	6,462,918
Government of Poland,
6.25%, 10/24/15	Poland	11,600,000		PLN	3,873,721
[c] FRN, 2.72%, 1/25/17	Poland	15,515,000		PLN	4,903,697
[c] FRN, 2.72%, 1/25/21	Poland	15,738,000		PLN	4,866,316
Government of Sweden, 6.75%, 5/05/14	Sweden	45,250,000		SEK	7,013,216
Korea Monetary Stabilization Bond,
senior bond, 3.47%, 2/02/14	South Korea	219,430,000		KRW	202,930
senior bond, 3.59%, 4/02/14	South Korea	322,490,000		KRW	298,708
senior bond, 2.47%, 4/02/15	South Korea	137,700,000		KRW	127,021
senior bond, 2.80%, 8/02/15	South Korea	275,650,000		KRW	255,141
senior note, 3.28%, 6/02/14	South Korea	382,370,000		KRW	354,378
senior note, 2.82%, 8/02/14	South Korea	1,574,200,000		KRW	1,457,240
senior note, 2.78%, 10/02/14	South Korea	6,276,800,000		KRW	5,810,116
senior note, 2.84%, 12/02/14	South Korea	2,223,570,000		KRW	2,059,250
senior note, 2.76%, 6/02/15	South Korea	379,500,000		KRW	351,226
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	606,880,000		KRW	564,065
3.25%, 6/10/15	South Korea	101,000,000		KRW	94,071
2.75%, 12/10/15	South Korea	491,700,000		KRW	454,534
3.00%, 12/10/16	South Korea	9,258,500,000		KRW	8,593,629
[g]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	Mexico	466,178	[h]	MXN	3,832,853
[g]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15	Brazil	4,600	[i]	BRL	4,544,834
8/15/16	Brazil	1,343	[i]	BRL	1,305,809
8/15/18	Brazil	1,270	[i]	BRL	1,213,051
5/15/45	Brazil	1,680	[i]	BRL	1,443,827
Total Foreign Government and Agency Securities (Cost $75,456,866)					72,585,922
U.S. Government and Agency Securities 49.2%
[j]U.S. Treasury Note, Index Linked,
1.25%, 4/15/14	United States	46,697,717			46,976,829
2.00%, 7/15/14	United States	1,236,543			1,262,675
1.625%, 1/15/15	United States	9,765,501			10,061,513
0.50%, 4/15/15	United States	28,502,024			29,176,724
1.875%, 7/15/15	United States	49,730,183			52,447,838
2.00%, 1/15/16	United States	38,753,954			41,389,532
1.625%, 1/15/18	United States	18,914,089			20,774,460
Total U.S. Government and Agency Securities (Cost $200,584,722)					202,089,571
Total Investments before Short Term Investments (Cost $367,465,080)					378,086,130
Short Term Investments 7.4%
Foreign Government and Agency Securities 3.8%
[k]Bank of Negara Monetary Notes, 2/06/14 - 11/06/14	Malaysia	28,253,000		MYR	8,379,717
Korea Monetary Stabilization Bond,
senior bond, 2.55%, 5/09/14	South Korea	157,500,000		KRW	145,641
senior note, 2.57%, 6/09/14	South Korea	369,000,000		KRW	341,205
[k]Malaysia Treasury Bill, 5/30/14	Malaysia	300,000		MYR	88,803

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[k]Singapore Treasury Bills, 2/21/14 - 5/16/14	Singapore	8,565,000	SGD	6,705,959
Total Foreign Government and Agency Securities (Cost $16,218,943)				15,661,325
Total Investments before Repurchase Agreements (Cost $383,684,023)				393,747,455
Repurchase Agreements (Cost $14,640,503) 3.6%
[l]Joint Repurchase Agreement, 0.015%, 2/03/14 (Maturity Value $14,640,521)	United States	14,640,503		14,640,503
BNP Paribas Securities Corp. (Maturity Value $1,524,078)
Credit Suisse Securities (USA) LLC (Maturity Value $4,572,088)
Deutsche Bank Securities Inc. (Maturity Value $2,943,477)
HSBC Securities (USA) Inc. (Maturity Value $3,200,418)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,486,013)
Morgan Stanley & Co. LLC (Maturity Value $914,447)
Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%, 2/13/14
- 12/27/33; U.S. Government Agency Securities, Strips, 6/01/17; [k]U.S.
Treasury Bills, 3/20/14 - 12/11/14; U.S. Treasury Bonds, 7.25% - 9.875%,
11/15/15 - 11/15/18; U.S. Treasury Bonds, Index Linked, 0.125%,
4/15/16; U.S. Treasury Notes, 0.125% - 4.75%, 3/31/14 - 12/31/18; and U.S.
Treasury Notes, Index Linked, 0.125% - 2.625%, 7/15/14 - 1/15/19
(valued at $14,936,252)
Total Investments (Cost $398,324,526) 99.5%				408,387,958

Other Assets, less Liabilities 0.5%				2,150,740
Net Assets 100.0%				$410,538,698

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $10,548,300, representing 2.57% of net assets.
c The coupon rate shown represents the rate at period end.
d A portion or all of the security purchased on a delayed delivery basis.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2014, the aggregate value of these securities was $1,169,804, representing 0.28% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g Redemption price at maturity is adjusted for inflation.
h Principal amount is stated in 100 Unidad de Inversion Units.
i Principal amount is stated in 1,000 Brazilian Real Units.
j Principal amount of security is adjusted for inflation.
k The security is traded on a discount basis with no stated coupon rate.
l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2014, all repurchase agreements had been entered into on that date.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
At January 31, 2014, the fund had the following forward exchange contracts outstanding. See Note 3.

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Indian Rupee	DBAB	Buy	110,401,000	$1,715,233	2/20/14	$36,932	$-
Indian Rupee	DBAB	Sell	110,401,000	1,751,007	2/20/14	-	(1,158)
Euro	DBAB	Sell	7,044,000	9,228,344	2/28/14	-	(272,310)
Euro	DBAB	Sell	1,121,244	1,475,277	3/03/14	-	(37,012)
Australian Dollar	DBAB	Buy	7,425,842	7,580,300	3/31/14	-	(1,107,993)
Australian Dollar	DBAB	Sell	7,425,842	6,950,542	3/31/14	478,235	-
Chilean Peso	DBAB	Buy	2,927,500,000	5,928,514	4/04/14	-	(696,163)
Chilean Peso	DBAB	Sell	2,598,690,000	4,926,636	4/04/14	281,971	-
Euro	DBAB	Sell	1,200,000	1,594,332	8/01/14	-	(24,532)
Chilean Peso	JPHQ	Buy	1,159,473,700	2,182,333	8/20/14	-	(139,160)
Euro	MSCO	Sell	3,683,000	4,949,842	11/13/14	-	(20,461)
	Unrealized appreciation (depreciation)					797,138	(2,298,789)
	Net unrealized appreciation (depreciation)						$(1,501,651)
[a] May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

DBAB - Deutsche Bank AG
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley

Currency

BRL - Brazilian Real
EUR - Euro
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Selected Portfolio

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
FRN - Floating Rate Note
L/C - Letter of Credit
REIT - Real Estate Investment Trust
SPDR - S&P Depositary Receipt

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Total Return Fund	Country	Shares/Warrants		Value
Common Stocks and Other Equity Interests 0.1%
Automobiles & Components 0.0%†
General Motors Co.	United States	4,667		$168,385
[a] General Motors Co., wts., 7/10/16	United States	4,244		113,103
[a] General Motors Co., wts., 7/10/19	United States	4,244		80,127
				361,615
Consumer Services 0.1%
[a,b,c] Turtle Bay Resort	United States	1,550,568		2,015,738
Materials 0.0%†
[a] NewPage Holdings Inc.	United States	5,000		600,000
Total Common Stocks and Other Equity Interests (Cost $3,801,838)				2,977,353
Preferred Stocks 0.4%
Banks 0.3%
U.S. Bancorp, 6.00%, pfd., G	United States	640,000		17,638,400
Diversified Financials 0.1%
Citigroup Capital XIII, 8.75%, pfd.	United States	93,000		2,523,090
GMAC Capital Trust I, 8.125%, pfd.	United States	30,800		843,304
				3,366,394
Total Preferred Stocks (Cost $19,095,000)				21,004,794
		Principal Amount*
Corporate Bonds 37.8%
Automobiles & Components 0.4%
Ford Motor Credit Co. LLC, senior note,
5.00%, 5/15/18	United States	3,000,000		3,329,814
8.125%, 1/15/20	United States	5,000,000		6,321,185
5.75%, 2/01/21	United States	1,000,000		1,135,662
5.875%, 8/02/21	United States	1,175,000		1,342,994
[d] Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	4,400,000		4,668,048
				16,797,703
Banks 4.8%
AIB Mortgage Bank, secured note,
4.875%, 6/29/17	Ireland	19,500,000	EUR	29,118,739
3.125%, 9/10/18	Ireland	9,400,000	EUR	13,323,510
[d] Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	8,500,000		8,085,625
[e] Banco Popolare SpA, senior note, Reg S, 4.75%, 3/31/16	Italy	9,700,000	EUR	13,822,843
Bank of Ireland Mortgage Bank, secured note,
2.75%, 3/22/18	Ireland	7,100,000	EUR	9,953,042
[f]FRN, 3.25%, 6/22/16	Ireland	12,000,000	EUR	16,664,077
Barclays Bank PLC, senior note, 5.125%, 1/08/20	United Kingdom	8,000,000		9,048,680
BB&T Corp.,
senior note, 6.85%, 4/30/19	United States	6,800,000		8,349,149
sub. note, 3.95%, 3/22/22	United States	10,000,000		10,211,320
CIT Group Inc., senior note, 5.00%,
5/15/17	United States	22,500,000		24,075,000
8/15/22	United States	6,000,000		5,995,374
Discover Bank, sub. note, 8.70%, 11/18/19	United States	948,000		1,194,084
[d] HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	7,500,000		7,760,625
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	United Kingdom	3,000,000		3,590,325
[e]HSBK(Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	3,850,000		4,199,849
[d,f] ING Bank NV, senior note, 144A, FRN, 1.886%, 9/25/15	Netherlands	14,000,000		14,298,550
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	1,269,000		1,338,503
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,100,000		1,135,063
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	4,000,000	EUR	6,116,582
[d] Shinhan Bank, senior note, 144A, 1.875%, 7/30/18	South Korea	10,000,000		9,772,100
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	6,000,000		6,771,180

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[f,g] Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	15,600,000		14,664,000
				219,488,220
Capital Goods 0.9%
[d] Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	3,000,000		3,300,000
General Electric Co., senior note, 2.70%, 10/09/22	United States	7,600,000		7,289,061
NBCUniversal Media LLC, senior bond, 2.875%, 1/15/23	United States	16,200,000		15,326,966
[d] Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23	Australia	14,000,000		13,699,854
				39,615,881
Consumer Durables & Apparel 1.2%
Centex Corp., senior note, 6.50%, 5/01/16	United States	19,795,000		21,972,450
D.R. Horton Inc., senior bond, 5.625%, 1/15/16	United States	7,000,000		7,550,900
Lennar Corp., senior note, 5.60%, 5/31/15	United States	7,692,000		8,115,060
The Ryland Group Inc., senior note, 5.375%, 1/15/15	United States	4,750,000		4,916,250
Toll Brothers Finance Corp., senior note,
4.95%, 3/15/14	United States	6,923,000		6,955,884
5.15%, 5/15/15	United States	2,010,000		2,105,475
Visant Corp., senior note, 10.00%, 10/01/17	United States	3,000,000		2,910,000
				54,526,019
Consumer Services 0.3%
Caesars Entertainment Operating Co. Inc., senior secured note, first lien,
11.25%, 6/01/17	United States	2,000,000		2,040,000
9.00%, 2/15/20	United States	3,000,000		2,917,500
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	4,000,000		4,290,000
6.75%, 10/01/20	United States	400,000		432,000
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000		3,395,712
				13,075,212
Diversified Financials 5.0%
Ally Financial Inc., senior note,
6.25%, 12/01/17	United States	500,000		556,875
7.50%, 9/15/20	United States	6,000,000		7,072,500
American Express Centurion Bank, senior note, 5.95%, 6/12/17	United States	800,000		914,989
[e] American Express Credit Corp., senior note, Reg S, 5.375%, 10/01/14	United States	4,400,000	GBP	7,446,485
Bank of America Corp.,
[g]junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	6,000,000		6,706,662
senior note, 4.75%, 8/01/15	United States	8,000,000		8,441,464
senior note, 5.625%, 10/14/16	United States	8,400,000		9,356,214
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000		5,738,154
Citigroup Inc.,
senior note, 8.125%, 7/15/39	United States	4,400,000		6,340,787
sub. note, 3.50%, 5/15/23	United States	20,000,000		18,546,900
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000		894,942
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	10,000,000		9,146,500
Discover Financial Services, senior note, 3.85%, 11/21/22	United States	3,052,000		2,962,082
General Electric Capital Corp., senior note,
5.625%, 5/01/18	United States	500,000		578,216
6.00%, 8/07/19	United States	8,000,000		9,469,432
A, 8.50%, 4/06/18	United States	135,000,000	MXN	11,201,208
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	800,000		942,000
[d] Hutchison Whampoa International 11 Ltd., senior note, 144A, 3.50%, 1/13/17	Hong Kong	9,500,000		9,957,330
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	10,000,000	EUR	13,869,130
JPMorgan Chase & Co.,
[g]junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	6,500,000		7,196,819
senior note, 4.25%, 10/15/20	United States	9,000,000		9,662,283
senior note, 3.25%, 9/23/22	United States	11,400,000		11,085,679
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000		3,444,384
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	United States	12,000,000		14,331,660
Morgan Stanley, senior note,
6.00%, 4/28/15	United States	2,140,000		2,273,872
5.50%, 1/26/20	United States	10,000,000		11,313,320
[d] Nuveen Investments Inc., senior note, 144A, 9.125%, 10/15/17	United States	3,000,000		3,090,000
[d] Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	14,348,000		14,805,285

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
SLM Corp., senior note,
8.45%, 6/15/18	United States	3,400,000	3,952,500
5.50%, 1/15/19	United States	1,400,000	1,437,617
[d] Temasek Financial I Ltd., senior bond, 144A, 2.375%, 1/23/23	Singapore	9,500,000	8,828,302
Textron Financial Corp., senior note, 5.125%, 8/15/14	United States	5,126,000	5,244,641
			226,808,232
Energy 5.1%
Anadarko Petroleum Corp., senior note, 6.45%, 9/15/36	United States	2,260,000	2,655,760
Apache Corp., senior bond, 4.25%, 1/15/44	United States	19,800,000	18,340,087
CGG, senior note,
7.75%, 5/15/17	France	300,000	309,000
6.50%, 6/01/21	France	5,000,000	5,112,500
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	2,000,000	2,105,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	3,000,000	3,204,375
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	4,000,000	4,480,000
6.125%, 2/15/21	United States	500,000	541,250
5.75%, 3/15/23	United States	3,000,000	3,138,750
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000	12,445,650
[d] CNPC General Capital Ltd., senior note, 144A, 3.95%, 4/19/22	China	14,000,000	13,664,056
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	6,000,000	6,787,500
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	6,000,000	6,440,568
Enterprise Products Operating LLC,
junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	United States	3,500,000	3,888,370
senior note, 3.35%, 3/15/23	United States	17,000,000	16,575,799
[d] Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	5,000,000	5,228,125
[d] Gaz Capital SA (OJSC Gazprom), loan participation,
senior bond, 144A, 6.212%, 11/22/16	Luxembourg	2,800,000	3,100,440
senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000	9,586,350
Kinder Morgan Energy Partners LP, senior bond, 3.45%, 2/15/23	United States	9,700,000	9,175,870
[d] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	5,000,000	5,475,000
[d] Linn Energy LLC/Finance Corp., senior note, 144A, 6.25%, 11/01/19	United States	5,000,000	5,100,000
[d] LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	19,000,000	17,576,900
National Oilwell Varco Inc., senior bond, 2.60%, 12/01/22	United States	27,000,000	25,673,760
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	6,000,000	6,090,000
[d] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	7,600,000	7,711,758
Plains All American Pipeline LP, senior note, 5.75%, 1/15/20	United States	5,000,000	5,827,255
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	600,000	660,000
6.625%, 5/01/21	United States	3,500,000	3,841,250
6.75%, 2/01/22	United States	500,000	550,625
6.875%, 2/15/23	United States	1,000,000	1,110,000
[d] Sabine Pass Liquefaction LLC, senior secured note, 144A, 5.625%, 4/15/23	United States	5,000,000	4,775,000
[d] Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	5,000,000	5,525,000
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000	639,650
Valero Energy Corp., senior note, 9.375%, 3/15/19	United States	9,000,000	11,851,299
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,900,000	5,047,064
			234,234,011
Food & Staples Retailing 1.2%
[d] Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	17,000,000	15,647,395
CVS Caremark Corp.,
2.75%, 12/01/22	United States	9,400,000	8,886,140
senior note, 5.75%, 6/01/17	United States	585,000	667,014
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000	15,556,079
Safeway Inc., senior bond, 3.95%, 8/15/20	United States	6,000,000	6,059,586
[d] Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	7,200,000	7,795,296
			54,611,510
Food, Beverage & Tobacco 1.8%
Altria Group Inc.,
senior bond, 4.00%, 1/31/24	United States	4,000,000	4,007,592
senior note, 9.70%, 11/10/18	United States	1,879,000	2,508,232
[d] Barry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	1,500,000	1,524,375

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	United States	8,000,000		8,477,560
senior note, 5.10%, 7/15/15	United States	680,000		719,207
Constellation Brands Inc., senior note, 7.25%, 5/15/17	United States	7,000,000		8,120,000
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	11,506,000		12,771,660
[d] Heineken NV, senior bond, 144A, 2.75%, 4/01/23	Netherlands	10,000,000		9,285,200
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	10,000,000		10,039,660
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	16,000,000		16,331,824
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	8,400,000		8,532,653
				82,317,963
Health Care Equipment & Services 1.5%
Baxter International Inc., senior bond, 3.20%, 6/15/23	United States	9,000,000		8,832,078
Coventry Health Care Inc.,
senior bond, 5.45%, 6/15/21	United States	5,000,000		5,699,205
senior note, 6.30%, 8/15/14	United States	4,750,000		4,895,630
DENTSPLY International Inc., senior note, 4.125%, 8/15/21	United States	15,000,000		15,380,385
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	10,000,000		10,883,690
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	3,600,000		3,843,000
HCA Inc., senior note,
6.50%, 2/15/16	United States	5,054,000		5,508,860
5.875%, 5/01/23	United States	5,000,000		5,106,250
Medco Health Solutions Inc.,
7.125%, 3/15/18	United States	4,500,000		5,386,671
senior note, 4.125%, 9/15/20	United States	3,500,000		3,717,872
				69,253,641
Household & Personal Products 0.4%
Avon Products Inc., senior bond, 5.00%, 3/15/23	United States	12,000,000		11,678,964
Energizer Holdings Inc., senior note, 4.70%, 5/24/22	United States	5,000,000		5,164,785
				16,843,749
Insurance 1.7%
Aflac Inc.,
senior bond, 3.625%, 6/15/23	United States	17,500,000		17,445,190
senior note, 8.50%, 5/15/19	United States	6,000,000		7,780,740
The Allstate Corp.,
junior sub. note, 5.75% to 8/14/23, FRN thereafter, 8/15/53	United States	4,750,000		4,820,656
senior bond, 3.15%, 6/15/23	United States	4,000,000		3,906,340
CNA Financial Corp., senior note, 5.85%, 12/15/14	United States	10,000,000		10,446,500
[d] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000		12,745,632
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	4,000,000		4,160,000
[d] Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN
thereafter, 3/15/72	Japan	3,400,000		3,937,574
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	7,000,000		7,210,000
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	United States	5,700,000		6,654,505
				79,107,137
Materials 2.6%
[d] Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	10,500,000		9,948,855
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	6,000,000		6,292,590
[d] Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	1,000,000		1,120,000
[d] Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	4,000,000		4,365,000
[d] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.875%, 4/01/22	Australia	6,000,000		6,502,500
[d] Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	United States	15,000,000		14,079,435
[d] Ineos Finance PLC, senior secured note, 144A, 7.50%, 5/01/20	Switzerland	1,000,000		1,095,625
[d] Ineos Group Holdings SA,
secured note, second lien, 144A, 7.875%, 2/15/16	Switzerland	673,657	EUR	910,898
senior note, 144A, 6.50%, 8/15/18	Switzerland	2,500,000	EUR	3,469,356
[d] Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	2,000,000	EUR	2,867,227
LYB International Finance BV, senior note, 4.00%, 7/15/23	Netherlands	6,600,000		6,646,035
Lyondellbasell Industries NV, senior note, 5.75%, 4/15/24	United States	11,800,000		13,552,088
[d] PTT Global Chemical PCL, senior bond, 144A, 4.25%, 9/19/22	Thailand	4,600,000		4,327,381
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000		5,635,011
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	900,000		924,750
senior note, 9.00%, 4/15/19	United States	200,000		214,250

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

senior note, 8.25%, 2/15/21	United States	4,000,000		4,270,000
senior secured note, 7.125%, 4/15/19	United States	2,500,000		2,656,250
RPM International Inc., 6.50%, 2/15/18	United States	5,000,000		5,776,960
[d] RPM U.K. GP, 144A, 6.70%, 11/01/15	United States	1,000,000		1,084,083
[d] Sealed Air Corp., senior note, 144A, 6.50%, 12/01/20	United States	5,000,000		5,412,500
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	United States	12,000,000		13,140,000
[d] Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	7,000,000		7,224,280
				121,515,074
Media 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,
7.25%, 10/30/17	United States	500,000		530,625
8.125%, 4/30/20	United States	1,000,000		1,092,500
6.50%, 4/30/21	United States	1,000,000		1,050,000
Clear Channel Communications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	7,000,000		7,105,000
senior secured note, first lien, 9.00%, 12/15/19	United States	141,000		144,525
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,500,000		1,548,750
senior sub. note, 7.625%, 3/15/20	United States	1,500,000		1,590,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 3.80%, 3/15/22	United States	20,000,000		19,582,880
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	3,000,000		2,820,000
senior note, 6.75%, 6/01/21	United States	3,000,000		3,210,000
The New York Times Co., senior note, 6.625%, 12/15/16	United States	11,700,000		12,987,000
News America Inc.,
3.00%, 9/15/22	United States	13,400,000		12,872,026
senior bond, 7.90%, 12/01/95	United States	500,000		601,378
senior deb., 7.25%, 5/18/18	United States	2,000,000		2,439,580
senior note, 6.90%, 8/15/39	United States	1,800,000		2,217,397
Time Warner Inc.,
7.70%, 5/01/32	United States	550,000		731,695
6.10%, 7/15/40	United States	8,600,000		9,729,636
Viacom Inc., senior bond, 4.25%, 9/01/23	United States	1,000,000		1,026,008
				81,279,000
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	15,000,000		14,408,955
Actavis Inc., senior note, 3.25%, 10/01/22	United States	5,000,000		4,765,000
Gilead Sciences Inc., senior note, 4.50%, 4/01/21	United States	14,100,000		15,543,671
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000		13,941,233
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	20,000,000		19,265,920
				67,924,779
Real Estate 1.4%
American Tower Corp., senior bond,
3.50%, 1/31/23	United States	17,700,000		16,813,071
5.00%, 2/15/24	United States	4,400,000		4,647,077
Digital Realty Trust LP, 5.875%, 2/01/20	United States	6,400,000		7,052,493
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000		2,265,324
Health Care REIT Inc., senior note, 4.125%, 4/01/19	United States	13,000,000		13,855,894
Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17	United States	5,000,000		5,622,295
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	14,500,000		16,403,415
				66,659,569
Retailing 0.1%
[d] Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	3,500,000	EUR	4,607,637
[d] Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,500,000		1,516,433
				6,124,070
Semiconductors & Semiconductor Equipment 0.6%
Freescale Semiconductor Inc., senior note,
8.05%, 2/01/20	United States	3,000,000		3,277,500
10.75%, 8/01/20	United States	2,380,000		2,742,950

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000		20,757,682
				26,778,132
Software & Services 0.2%
[d] First Data Corp., senior secured bond, 144A, 8.25%, 1/15/21	United States	7,000,000		7,455,000
Technology Hardware & Equipment 0.2%
Apple Inc., senior note, 2.40%, 5/03/23	United States	4,600,000		4,225,716
Juniper Networks Inc., senior note, 4.60%, 3/15/21	United States	5,000,000		5,092,570
				9,318,286
Telecommunication Services 2.3%
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 8.50%, 11/15/18	United States	6,300,000		8,074,924
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	5,000,000		4,950,000
Embarq Corp., senior note, 7.082%, 6/01/16	United States	22,500,000		25,395,840
Frontier Communications Corp., senior note,
8.75%, 4/15/22	United States	3,000,000		3,288,750
7.125%, 1/15/23	United States	2,000,000		1,995,000
GTE Corp., senior bond, 6.84%, 4/15/18	United States	750,000		880,555
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	5,000,000		5,178,125
senior note, 7.50%, 4/01/21	Luxembourg	1,000,000		1,106,250
[d] Nokia Siemens Networks Finance BV, senior note, 144A, 7.125%, 4/15/20	Netherlands	3,000,000	EUR	4,600,081
Sprint Nextel Corp., senior note,
6.00%, 11/15/22	United States	7,000,000		6,912,500
[d]144A, 7.00%, 3/01/20	United States	3,000,000		3,397,500
Telefonica Emisiones SAU, senior note,
4.949%, 1/15/15	Spain	1,500,000		1,554,766
4.57%, 4/27/23	Spain	9,000,000		9,122,625
Verizon Communications Inc., senior bond, 6.40%, 9/15/33	United States	18,800,000		22,137,865
Verizon New York Inc., senior deb., B, 7.375%, 4/01/32	United States	1,000,000		1,171,315
[d] Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	3,500,000		3,696,875
[d,h] Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%,
7/15/17	Italy	1,375,381	EUR	1,919,972
				105,382,943
Transportation 0.2%
[d] Aviation Capital Group, 144A, 7.125%, 10/15/20	United States	6,000,000		6,758,622
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	163,226		191,736
[d] DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000		3,820,731
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%, 1/02/19	United States	357,993		408,102
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	224,681		246,792
				11,425,983
Utilities 2.6%
Baltimore Gas & Electric Co., senior bond, 3.35%, 7/01/23	United States	9,500,000		9,405,656
Dominion Resources Inc., senior note, 8.875%, 1/15/19	United States	3,650,000		4,697,006
[d,g] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	24,000,000		23,230,848
[d] Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000		5,519,745
Georgia Power Co., senior note, 4.30%, 3/15/42	United States	9,000,000		8,546,436
[d] Korea East West Power Co. Ltd., senior note, 144A, 2.50%, 7/16/17	South Korea	6,800,000		6,886,496
[d] Korea Hydro & Nuclear Power Co. Ltd., senior note, 144A, 3.00%, 9/19/22	South Korea	7,200,000		6,843,830
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000		2,544,729
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	339,063		364,255
Pacific Gas & Electric Co.,
4.45%, 4/15/42	United States	10,000,000		9,714,830
senior bond, 3.25%, 6/15/23	United States	9,500,000		9,219,484
Sempra Energy, senior note, 2.875%, 10/01/22	United States	18,800,000		17,760,755
[d] State Grid Overseas Investment 2013 Ltd., senior note, 144A, 3.125%, 5/22/23	China	10,400,000		9,712,144
[d] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	5,000,000		3,712,500
				118,158,714
Total Corporate Bonds (Cost $1,679,072,476)				1,728,700,828
[f] Senior Floating Rate Interests 5.4%
Automobiles & Components 0.0%†
August LuxUK Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	63,563		65,310
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	United States	20,813		21,385

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%,
1/29/18	United States	725,116	695,205
			781,900
Capital Goods 0.4%
Air Distribution Technologies (Tomkins Air Distribution), Second Lien Initial Loan,
9.25%, 5/09/20	United States	251,298	256,638
[i] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	15,682	14,742
[j] Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	3,368,870	3,402,896
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	156,142	157,020
Terex Corporation, Term Loan, 3.50%, 4/28/17	United States	4,310,886	4,364,772
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	4,635,256	4,673,641
[j] Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	3,486,140	3,516,644
			16,386,353
Commercial & Professional Services 0.3%
[j] Altegrity Inc.,
Term Loan B, 6.00%, 2/21/15	United States	306,373	299,097
Tranche D Term Loan, 7.75%, 2/21/15	United States	1,155,131	1,146,468
ARAMARK Corp.,
Extended Synthetic L/C, 3.519%, 7/26/16	United States	198,027	198,932
Synthetic L/C-3, 3.519%, 7/26/16	United States	89,844	90,321
Term Loan B Extended, 3.747%, 7/26/16	United States	1,652,497	1,660,057
U.S. Term C Loan, 3.747%, 7/26/16	United States	1,115,060	1,120,976
U.S. Term D Loan, 4.00%, 8/22/19	United States	3,347,810	3,372,902
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	4,839,068	4,863,263
Pacific Industrial Services US Finco LLC (Spotless), Second Lien Initial Term Loan,
8.75%, 4/02/19	United States	7,300	7,496
			12,759,512
Consumer Services 0.2%
Caesars Entertainment Operating Co. Inc., Term Loan B-4, 9.50%, 10/31/16	United States	680,367	688,234
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/25/20	United States	2,850,194	2,873,831
P.F. Chang's China Bistro Inc., Term Loan, 4.25%, 6/22/19	United States	1,601,617	1,621,619
[c,h] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 3/01/15	United States	3,918,703	3,712,971
			8,896,655
Diversified Financials 0.2%
Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	361,888	362,372
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	1,673,952	1,696,438
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	7,030,737	7,129,610
			9,188,420
Energy 0.2%
Bowie Resource Holdings LLC, 2nd Lien Initial Term Loan, 11.75%, 2/16/21	United States	337,415	337,415
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	6,360,741	6,439,455
			6,776,870
Food & Staples Retailing 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	226,800	221,697
Food, Beverage & Tobacco 0.2%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	180,000	182,981
Del Monte Foods Company, Initial Term Loans, 4.00%, 3/08/18	United States	10,548,031	10,616,594
			10,799,575
Health Care Equipment & Services 0.5%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	550,000	562,833
Community Health Systems Inc.,
2017 Term E Loan, 3.487% - 3.497%, 1/25/17	United States	9,119,139	9,199,643
[j]2021 Term D Loan, 5.50%, 1/27/21	United States	734,800	743,329
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	3,573,580	3,600,810
[j]Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	6,689,700	6,753,781
Surgery Centers Holdings Inc., Incremental Second Lien Term Loan, 10.75%, 4/10/20	United States	3,700	3,678

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

U.S. Renal Care Inc., Tranche B-2 Term Loan, 5.50%, 7/03/19	United States	1,793,565	1,812,249
			22,676,323
Household & Personal Products 0.3%
[j] FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	7,725,591	7,831,818
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	6,058,059	6,099,708
			13,931,526
Materials 1.3%
[j] American Rock Salt Co. LLC, Initial Loan, 4.75%, 4/25/17	United States	4,924,854	4,964,869
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	8,394,339	8,494,022
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	1,568,007	1,612,107
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	7,038,710	7,103,818
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	1,326,835	1,352,958
[j] FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	United States	2,590,584	2,622,966
[j] Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	3,874,508	3,900,451
[j] MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	5,297,872	5,345,330
OCI Beaumont LLC, Term B-2 Loans, 6.25%, 8/20/19	United States	1,087,870	1,110,987
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	5,147,544	5,208,671
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	322,548	330,209
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	12,243,699	12,402,488
Road Infrastructure Investment LLC (Ennis Flint), Second Lien Term Loan, 10.25%,
9/30/18	United States	762,071	771,597
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	5,155,429	5,224,166
			60,444,639
Media 0.1%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	964,300	975,626
Entravision Communications Corp., Tranche B Term Loans, 3.50%, 5/31/20	United States	1,249,948	1,247,344
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	146,822	150,921
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	17,823	18,314
UPC Financing Partnership, Facility AF, 4.00%, 1/31/21	Netherlands	871,000	877,351
Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20	United States	1,469,341	1,482,381
			4,751,937
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International Inc.,
Series E Tranche B Term Loan, 4.50%, 8/05/20	Canada	4,886,652	4,942,389
Series E-1 Tranche B Term Loan, 5.25%, 8/05/20	Canada	451,038	455,830
			5,398,219
Retailing 0.7%
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	8,894,238	8,990,945
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	4,093,531	4,129,350
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	2,624,799	2,664,160
The Neiman Marcus Group Ltd. Inc., Term Loan, 5.00%, 10/25/20	United States	1,330,009	1,347,276
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	5,004,404	5,039,981
[j] Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	7,912,105	7,937,534
			30,109,246
Software & Services 0.4%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	9,916,039	9,944,270
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	8,311,778	8,406,283
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	467,548	476,898
			18,827,451
Technology Hardware & Equipment 0.1%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	4,426,244	4,412,642
Telecommunication Services 0.3%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	12,784,451	12,901,109
Transportation 0.1%
Delta Air Lines Inc., Second New Term Loan, 3.50%, 4/20/17	United States	2,011,378	2,029,808
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 6.50%, 10/16/20	United States	3,011,980	2,989,390
YRC Worldwide Inc., U.S. Tranche Term Loan, 10.50%, 3/21/15	United States	511,337	509,952
			5,529,150
Total Senior Floating Rate Interests (Cost $242,221,066)			244,793,224

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Foreign Government and Agency Securities 8.5%
The Export-Import Bank of Korea, senior note,
1.25%, 11/20/15	South Korea	5,000,000			5,024,625
4.00%, 1/29/21	South Korea	6,500,000			6,777,615
[e] Government of Ghana, Reg S, 8.50%, 10/04/17	Ghana	300,000			313,464
Government of Hungary,
7.75%, 8/24/15	Hungary	28,900,000		HUF	132,600
5.50%, 12/22/16	Hungary	3,092,050,000		HUF	13,750,989
6.00%, 1/11/19	Hungary	1,820,000		EUR	2,684,856
A, 8.00%, 2/12/15	Hungary	91,860,000		HUF	415,123
A, 6.75%, 11/24/17	Hungary	27,960,000		HUF	130,257
A, 5.50%, 12/20/18	Hungary	205,390,000		HUF	900,378
[e]Reg S, 6.75%, 7/28/14	Hungary	1,400,000		EUR	1,941,357
[e]senior note, Reg S, 3.50%, 7/18/16	Hungary	115,000		EUR	160,159
[e]senior note, Reg S, 4.375%, 7/04/17	Hungary	215,000		EUR	302,182
[e]senior note, Reg S, 5.75%, 6/11/18	Hungary	695,000		EUR	1,011,200
[e]senior note, Reg S, 3.875%, 2/24/20	Hungary	285,000		EUR	383,971
[d] Government of Iceland, 144A, 5.875%, 5/11/22	Iceland	2,640,000			2,760,463
Government of Ireland,
5.90%, 10/18/19	Ireland	1,522,000		EUR	2,467,771
4.50%, 4/18/20	Ireland	3,243,000		EUR	4,914,951
5.00%, 10/18/20	Ireland	2,107,000		EUR	3,288,124
senior bond, 4.50%, 10/18/18	Ireland	269,000		EUR	408,198
senior bond, 4.40%, 6/18/19	Ireland	739,000		EUR	1,118,521
senior bond, 5.40%, 3/13/25	Ireland	10,374,640		EUR	16,401,587
[d] Government of Lithuania, 144A,
6.75%, 1/15/15	Lithuania	3,720,000			3,914,370
7.375%, 2/11/20	Lithuania	4,670,000			5,596,995
Government of Malaysia,
3.434%, 8/15/14	Malaysia	65,965,000		MYR	19,762,889
3.741%, 2/27/15	Malaysia	14,550,000		MYR	4,379,130
3.835%, 8/12/15	Malaysia	16,200,000		MYR	4,892,192
4.72%, 9/30/15	Malaysia	1,720,000		MYR	527,025
3.197%, 10/15/15	Malaysia	14,200,000		MYR	4,247,058
Government of Mexico,
7.00%, 6/19/14	Mexico	970,800	[k]	MXN	7,355,452
9.50%, 12/18/14	Mexico	1,828,490	[k]	MXN	14,350,538
6.00%, 6/18/15	Mexico	43,520	[k]	MXN	334,704
8.00%, 12/17/15	Mexico	2,335,540	[k]	MXN	18,744,418
6.25%, 6/16/16	Mexico	501,510	[k]	MXN	3,936,507
7.25%, 12/15/16	Mexico	1,654,390	[k]	MXN	13,322,923
Government of Peru, senior bond, 7.84%, 8/12/20	Peru	4,279,000		PEN	1,696,707
Government of Poland,
5.50%, 4/25/15	Poland	13,215,000		PLN	4,324,772
5.00%, 4/25/16	Poland	3,390,000		PLN	1,114,625
[f]FRN, 2.72%, 1/25/17	Poland	859,000		PLN	271,497
[f]FRN, 2.72%, 1/25/21	Poland	871,000		PLN	269,320
senior note, 6.375%, 7/15/19	Poland	4,500,000			5,276,970
Strip, 7/25/14	Poland	240,000		PLN	75,316
Strip, 1/25/16	Poland	102,440,000		PLN	30,539,738
[d] Government of Serbia, senior note, 144A, 4.875%, 2/25/20	Serbia	6,000,000			5,718,750
Government of Singapore,
senior bond, 0.25%, 2/01/14	Singapore	2,100,000		SGD	1,644,866
senior note, 1.125%, 4/01/16	Singapore	750,000		SGD	596,649
Government of Sri Lanka,
A, 7.00%, 3/01/14	Sri Lanka	8,480,000		LKR	64,850
A, 11.25%, 7/15/14	Sri Lanka	212,700,000		LKR	1,654,529
A, 11.75%, 3/15/15	Sri Lanka	1,400,000		LKR	11,171
A, 6.50%, 7/15/15	Sri Lanka	35,020,000		LKR	263,225
A, 11.00%, 8/01/15	Sri Lanka	241,800,000		LKR	1,927,752
A, 6.40%, 8/01/16	Sri Lanka	23,800,000		LKR	174,462
A, 8.00%, 11/15/18	Sri Lanka	86,100,000		LKR	632,991
A, 9.00%, 5/01/21	Sri Lanka	89,150,000		LKR	657,327
B, 11.75%, 4/01/14	Sri Lanka	8,440,000		LKR	64,982
B, 6.60%, 6/01/14	Sri Lanka	8,600,000		LKR	65,633

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

B, 6.40%, 10/01/16	Sri Lanka	18,900,000		LKR	137,756
B, 8.50%, 7/15/18	Sri Lanka	18,990,000		LKR	142,446
C, 8.50%, 4/01/18	Sri Lanka	50,980,000		LKR	383,021
D, 8.50%, 6/01/18	Sri Lanka	65,480,000		LKR	493,111
Government of the Philippines, senior note, 1.625%, 4/25/16	Philippines	6,200,000		PHP	134,083
[d] Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	Ukraine	2,370,000			2,053,012
[l] Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	187,608,771		UYU	8,303,114
[d] Government of Vietnam, 144A,
6.875%, 1/15/16	Vietnam	150,000			160,659
6.75%, 1/29/20	Vietnam	5,120,000			5,536,000
Korea Monetary Stabilization Bond,
senior bond, 3.47%, 2/02/14	South Korea	6,835,350,000		KRW	6,321,360
senior bond, 3.59%, 4/02/14	South Korea	10,045,910,000		KRW	9,305,057
senior bond, 2.47%, 4/02/15	South Korea	4,101,900,000		KRW	3,783,792
senior bond, 2.80%, 8/02/15	South Korea	20,907,710,000		KRW	19,352,089
senior bond, 2.81%, 10/02/15	South Korea	1,442,000,000		KRW	1,335,485
senior note, 3.28%, 6/02/14	South Korea	11,910,090,000		KRW	11,038,193
senior note, 2.82%, 8/02/14	South Korea	681,200,000		KRW	630,588
senior note, 2.78%, 10/02/14	South Korea	2,715,600,000		KRW	2,513,693
senior note, 2.84%, 12/02/14	South Korea	2,278,170,000		KRW	2,109,815
senior note, 2.74%, 2/02/15	South Korea	3,530,680,000		KRW	3,267,300
senior note, 2.76%, 6/02/15	South Korea	24,098,900,000		KRW	22,303,433
Korea Treasury Bond,
senior bond, 3.50%, 6/10/14	South Korea	1,761,420,000		KRW	1,633,880
senior note, 3.25%, 12/10/14	South Korea	3,998,620,000		KRW	3,716,523
senior note, 3.25%, 6/10/15	South Korea	3,634,290,000		KRW	3,384,964
senior note, 2.75%, 12/10/15	South Korea	2,942,150,000		KRW	2,719,764
senior note, 3.00%, 12/10/16	South Korea	29,870,000,000		KRW	27,724,976
Letra Tesouro Nacional, Strip, 1/01/15	Brazil	27	[m]	BRL	10,112
[n] Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15	Brazil	840[m] BRL			829,926
8/15/18	Brazil	13,695[m] BRL			13,080,896
[d] Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero
cpn., 5/31/18	Peru	653,577			601,811
Russia Foreign Bond, senior bond,
[d]144A, 7.50%, 3/31/30	Russia	4,037,605			4,658,488
[e]Reg S, 7.50%, 3/31/30	Russia	6,663,800			7,688,526
Total Foreign Government and Agency Securities (Cost $387,659,544)					389,052,597
U.S. Government and Agency Securities 19.5%
U.S. Treasury Bond,
4.50%, 5/15/17	United States	83,000,000			92,833,591
5.00%, 5/15/37	United States	5,500,000			6,877,150
4.625%, 2/15/40	United States	35,000,000			41,715,625
4.75%, 2/15/41	United States	38,000,000			46,205,644
4.375%, 5/15/41	United States	10,000,000			11,481,250
3.125%, 11/15/41	United States	18,300,000			16,818,835
3.00%, 5/15/42	United States	23,900,000			21,358,761
U.S. Treasury Note,
2.25%, 3/31/16	United States	10,000,000			10,400,000
4.875%, 8/15/16	United States	67,600,000			75,012,205
3.00%, 9/30/16	United States	35,000,000			37,247,665
3.125%, 10/31/16	United States	68,000,000			72,664,392
4.625%, 11/15/16	United States	21,700,000			24,098,024
4.625%, 2/15/17	United States	92,000,000			102,756,088
4.75%, 8/15/17	United States	42,000,000			47,586,336
4.25%, 11/15/17	United States	70,000,000			78,323,420
3.75%, 11/15/18	United States	51,600,000			57,181,262
3.625%, 8/15/19	United States	51,000,000			56,289,261
3.625%, 2/15/20	United States	26,000,000			28,712,736
[l]Index Linked, 2.00%, 1/15/16	United States	8,161,817			8,716,886
[l]Index Linked, 0.125%, 4/15/16	United States	52,798,577			54,462,947
Total U.S. Government and Agency Securities (Cost $893,420,022)					890,742,078

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 13.4%
Banks 8.8%
Banc of America Commercial Mortgage Trust,
2006-4, AJ, 5.695%, 7/10/46	United States	20,562,000	21,597,040
2006-4, AM, 5.675%, 7/10/46	United States	7,350,000	8,024,124
[f]2007-3, AM, FRN, 5.618%, 6/10/49	United States	17,730,000	19,584,567
Bear Stearns Commercial Mortgage Securities Inc.,
[f]2006-PW11, AJ, FRN, 5.439%, 3/11/39	United States	19,594,000	20,540,880
[f]2006-PW12, AJ, FRN, 5.75%, 9/11/38	United States	3,286,000	3,419,052
2006-PW13, AJ, 5.611%, 9/11/41	United States	18,023,000	18,511,504
[f]2007-PW16, AM, FRN, 5.706%, 6/11/40	United States	11,110,000	12,495,289
Bear Stearns Commercial Mortgage Securities Trust,
2007-PW15, A4, 5.331%, 2/11/44	United States	10,105,634	11,003,378
[f]2007-PW16, A4, FRN, 5.706%, 6/11/40	United States	21,845,000	24,597,088
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	15,876,000	15,741,657
[f]2007-C6, AM, FRN, 5.706%, 6/10/17	United States	16,830,000	18,711,493
[f] Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	14,197,500	13,467,105
[f] Countrywide Asset-Backed Certificates,
2004-1, M1, FRN, 0.908%, 3/25/34	United States	3,395,000	3,246,353
2005-14, 3A2, FRN, 0.398%, 4/25/36	United States	398,701	399,075
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1, 5.00%, 9/25/19	United States	1,984,938	2,088,281
[d,f] Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, FRN, 5.371%,
3/26/36	United States	9,965,699	10,357,540
FHLMC, 2643, OG, 5.00%, 7/15/32	United States	2,694,897	2,748,952
[f] FNMA, 2005-122, FN, FRN, 0.508%, 1/25/36	United States	1,235,028	1,224,407
Greenwich Capital Commercial Funding Corp.,
[f]2006-GG7, AJ, FRN, 5.82%, 7/10/38	United States	18,910,000	19,584,851
[f]2006-GG7, AM, FRN, 5.82%, 7/10/38	United States	4,685,000	5,130,878
2007-GG9, A4, 5.444%, 3/10/39	United States	22,885,000	25,284,836
[f] GS Mortgage Securities Corp. II, 1997-GL, X2, IO, FRN, 0.29%, 7/13/30	United States	30,137	29
JPMorgan Chase Commercial Mortgage Securities Corp.,
[f]2006-CB14, AM, FRN, 5.447%, 12/12/44	United States	8,000,000	8,599,772
[f]2006-CB14, B, FRN, 5.537%, 12/12/44	United States	8,000,000	3,354,562
2006-CB17, AM, 5.464%, 12/12/43	United States	16,790,000	17,575,058
[f]2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	18,983,000	19,260,275
[f] LB-UBS Commercial Mortgage Trust, 2006-C4, AJ, FRN, 5.857%, 6/15/38	United States	11,540,000	12,255,976
[f] Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, FRN, 0.898%, 3/25/28	United States	2,805,013	2,750,511
[f] Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.282%, 11/12/37	United States	8,000,000	8,464,720
[f] Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, FRN, 1.358%, 5/25/33	United States	4,649,601	4,361,433
2005-WMC, M2, FRN, 0.893%, 1/25/35	United States	3,793,173	3,655,363
Morgan Stanley Capital I Trust,
[d]2005-RR6, AJ, 144A, 5.233%, 5/24/43	United States	4,880,000	4,891,151
[f]2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	14,956,000	15,395,682
[f]2007-IQ16, AM, FRN, 6.099%, 12/12/49	United States	21,470,000	24,373,163
[f] Wachovia Bank Commercial Mortgage Trust,
2006-C23, AJ, FRN, 5.515%, 1/18/45	United States	7,675,000	8,161,384
FRN, 5.727%, 5/15/16	United States	6,683,000	6,284,042
Wells Fargo Mortgage Backed Securities Trust,
[f]2004-W, A9, FRN, 2.615%, 11/25/34	United States	3,020,316	3,132,304
2007-3, 3A1, 5.50%, 4/25/37	United States	784,481	810,348
[o] Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	20,045	20,045
			401,104,168
Diversified Financials 4.4%
[f] Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.863%, 10/25/35	United States	3,096,556	3,097,851
[f] American Home Mortgage Investment Trust, 2004-3, 4A, FRN, 1.849%, 10/25/34	United States	3,310,010	3,269,954
[f] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2004-
R4, M1, FRN, 0.983%, 6/25/34	United States	10,228,066	10,022,078
[f] Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN, 1.433%, 1/25/32	United States	75,136	50,938
[d] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	8,740,000	8,320,907
[d,f] ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.238%, 11/25/20	United States	1,090,000	1,057,300

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[f] Argent Securities Inc., 2005-W2, A2C, FRN, 0.518%, 10/25/35	United States	6,225,000		5,673,185
[d,f] Atrium CDO Corp., 10A, C, 144A, FRN, 2.837%, 7/16/25	United States	4,650,000		4,506,147
[f] Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.791%, 8/28/44	United States	6,958,084		6,878,268
[f] Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.038%, 11/25/34	United States	1,870,681		1,775,525
[d,f] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.583%, 3/11/21	United States	1,006,000		938,162
[d,f] Cent CLO LP, 2013-20A, A, 144A, FRN, 1.724%, 1/25/26	United States	3,000,000		2,989,500
[f] Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.658%,
2/25/35	United States	675,545		610,398
[d,f] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.639%, 7/26/21	United States	1,420,000		1,352,266
[d,f] Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.239%, 10/15/21	United States	690,000		670,669
[d] Countryplace Manufactured Housing Contract Trust, 2005-A3, 144A, 4.80%, 12/15/35	United States	854,366		874,735
[d,f] Crest Ltd., 2004-1A, A, 144A, FRN, 0.565%, 1/28/20	United States	1,490,429		1,474,273
[d,f] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.467%, 10/20/43	United States	14,981,194		14,286,441
[d,f] DLJ Mortgage Acceptance Corp., 1997-CF1, S, 144A, IO, FRN, 0.829%, 5/15/30	United States	3,277		9
[d] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	2,920,000		2,938,809
[d] G-Force LLC, 2005-RRA,
A2, 144A, 4.83%, 8/22/36	United States	412,070		411,983
C, 144A, 5.20%, 8/22/36	United States	9,275,000		8,622,040
[d,f] Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.642%, 11/01/17	United States	4,700,000		4,579,778
GMAC Commercial Mortgage Securities Inc.,
[f]2004-C3, D, FRN, 5.044%, 12/10/41	United States	2,300,000		1,400,323
2005-C1, B, 4.936%, 5/10/43	United States	10,285,000		5,023,017
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	United States	4,532,162		5,010,351
1999-3, A7, 6.74%, 2/01/31	United States	2,499,494		2,522,819
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	United States	17,178,969		17,337,772
[f] GSAA Home Equity Trust, 05-5, M3, FRN, 1.103%, 2/25/35	United States	3,550,000		3,259,294
[d] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	2,620,000		2,639,985
[f] Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.133%, 12/25/34	United States	3,775,334		3,397,344
[f] JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16, B, FRN,
5.672%, 5/12/45	United States	11,240,000		8,792,355
[f] JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.308%, 5/25/36	United States	2,032,682		1,995,660
[d,f] Katonah Ltd., 2007-IA, A2L, 144A, FRN, 1.737%, 4/23/22	United States	5,416,684		5,325,642
[d] Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A, 5.35%, 2/10/39	United States	1,661,848		1,564,297
Lehman ABS Corp., 2003-1, A1, 5.00%, 12/25/33	United States	4,591,333		4,685,459
[f] Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.628%, 8/25/35	United States	2,413,399		2,348,035
[d,f] Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.588%, 12/24/39	United States	5,509,902		5,275,456
[e,f] Pacifica CDO Ltd., 2005-5X, A2, Reg S, FRN, 0.689%, 1/26/20	United States	5,000,000		4,872,142
[d,f] Pegasus 2006-1 Ltd., 2006-1A, A1, 144A, FRN, 0.558%, 7/25/49	United States	6,430,000		5,700,195
Residential Asset Securities Corp.,
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,819		8,613
2004-KS1, AI4, 4.213%, 4/25/32	United States	222,016		221,949
[f]2005-AHL2, A2, FRN, 0.418%, 10/25/35	United States	211,188		210,984
[f] SLM Student Loan Trust,
2005-4, A2, FRN, 0.319%, 4/26/21	United States	128,017		127,737
2005-9, A4, FRN, 0.339%, 1/25/23	United States	149,238		149,207
[f] Structured Asset Securities Corp.,
2002-1A, 2A1, FRN, 1.743%, 2/25/32	United States	28,022		28,112
2006-WF1, A5, FRN, 0.458%, 2/25/36	United States	10,222,764		10,023,047
[e,f] Talisman 6 Finance, Reg S, FRN, 0.462%, 10/22/16	Ireland	15,986,384	EUR	20,564,411
[d,f] Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.572%, 7/11/21	United States	1,300,000		1,249,560
[f] Wells Fargo Mortgage Backed Securities 2004-I Trust, 04-I, 2A1, FRN, 2.654%,
6/25/34	United States	1,649,910		1,646,522
[d,f] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.467%, 8/01/22	United States	3,492,539		3,402,374
				203,183,878
Real Estate 0.2%
[d,f] Citigroup Mortgage Loan Trust Inc., 2013-A, A, 144A, FRN, 3.00%, 5/25/42	United States	7,680,241		7,499,011
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $575,302,001)				611,787,057
Mortgage-Backed Securities 20.7%
[f] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 2.213% - 3.275%, 3/01/25 - 10/01/36	United States	4,340,070		4,599,325
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.3%
FHLMC 30 Year, 6.00%, 6/01/37	United States	148,663		164,059
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	170,010		190,338

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

FHLMC 30 Year, 7.00%, 7/01/31	United States	7,579	8,172
FHLMC 30 Year, 8.00%, 2/01/30	United States	55,456	66,781
FHLMC 30 Year, 8.50%, 10/01/24	United States	9,986	11,208
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	118,359	126,636
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	395,701	432,324
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	958,182	1,039,445
[j] FHLMC Gold 30 Year, 3.00%, 2/01/43	United States	80,000,000	77,625,000
[j] FHLMC Gold 30 Year, 4.00%, 2/01/39	United States	55,000,000	57,475,000
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	4,362,420	4,677,755
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	37,373,251	40,613,390
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	4,087,910	4,476,787
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	3,950,716	4,365,602
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	2,998,727	3,377,648
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	186,367	211,220
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	34,848	40,709
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	5,418	6,252
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	20,279	21,384
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	28,080	28,719
			194,958,429
[f] Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 1.737% - 4.828%, 6/01/15 - 3/01/37	United States	10,617,717	11,268,477
Federal National Mortgage Association (FNMA) Fixed Rate 14.9%
[j] FNMA 15 Year, 3.00%, 2/01/28	United States	235,000,000	242,600,769
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	287,933	308,642
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	239,470	256,760
FNMA 15 Year, 5.50%, 6/01/16 - 12/01/23	United States	721,786	788,448
FNMA 15 Year, 6.00%, 5/01/17 - 9/01/22	United States	190,724	205,086
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16	United States	5,295	5,492
[j] FNMA 30 Year, 3.00%, 2/15/43	United States	100,000,000	97,250,000
[j] FNMA 30 Year, 3.50%, 2/01/43	United States	16,000,000	16,237,499
[j] FNMA 30 Year, 4.00%, 1/01/41	United States	257,000,000	269,287,812
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	4,994,842	5,462,420
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	16,161,226	17,951,711
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	24,694,700	27,461,873
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	577,462	645,421
FNMA 30 Year, 7.00%, 11/01/25	United States	4,837	4,966
FNMA 30 Year, 7.50%, 1/01/30	United States	22,301	25,869
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	142,502	172,372
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	141,828	157,399
			678,822,539
[f] Government National Mortgage Association (GNMA) Adjustable Rate
0.0%†
GNMA, 1.625%, 1/20/23 - 10/20/26	United States	76,540	79,660
Government National Mortgage Association (GNMA) Fixed Rate 1.2%
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	537,432	598,476
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	102,839	115,684
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	67,711	78,106
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	200,998	213,060
GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17	United States	53,807	54,635
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	2,328	2,461
[j] GNMA II SF 30 Year, 3.50%, 2/01/43	United States	50,000,000	51,515,625
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	10,914	12,231
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	1,228,057	1,399,696
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	95,129	112,620
GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27	United States	125,972	130,852
			54,233,446
Total Mortgage-Backed Securities (Cost $921,946,943)			943,961,876
Municipal Bonds 5.1%
Alabama Federal Aid Highway Finance Authority Federal Highway Revenue, Grant
Anticipation Bond, 5.00%, 9/01/25	United States	14,000,000	15,741,880
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds,
3.25%, 6/15/22	United States	18,500,000	19,212,435
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000	2,766,338

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[f] California State Judgment Trust COP, FRN, 1.60%, 6/01/15	United States	1,000,000	974,850
California State Public Works Board Lease Revenue, Various Capital Projects, Series
E, 4.029%, 12/01/16	United States	8,850,000	9,199,044
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension
Funding, Series A, 6.899%, 12/01/40	United States	800,000	932,728
Coachella Valley USD, GO, Riverside and Imperial Counties, Election of 2005, Series
D, AGMC Insured, 5.00%, 8/01/37	United States	6,395,000	6,568,560
Colorado State ISD, GO, Mitchell and Scurry Counties, Unlimited Tax School Building
Bonds, PSF Guarantee, 5.00%, 8/15/38	United States	2,600,000	2,821,442
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000	757,113
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works Project,
Series A, 5.00%, 7/01/36	United States	1,355,000	1,439,796
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%,
7/01/20	United States	16,800,000	16,511,376
Hawaii State GO, Series EH, 5.00%, 8/01/30	United States	1,385,000	1,556,269
Illinois State GO, 5.877%, 3/01/19	United States	9,200,000	10,230,768
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A,
5.00%, 1/01/38	United States	10,150,000	10,624,817
Kansas State Development Finance Authority Revenue, Wichita State University
Union Corp. Student Housing Project, Refunding, Series F-1,
5.25%, 6/01/38	United States	3,720,000	3,937,360
5.25%, 6/01/42	United States	3,700,000	3,892,437
5.00%, 6/01/46	United States	4,400,000	4,491,608
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%, 12/01/43	United States	4,950,000	4,991,976
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	United States	3,500,000	3,658,375
Minnesota State GO, State Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	5,760,000	6,335,942
Mississippi State GO, Series B, 5.00%, 12/01/31	United States	1,565,000	1,757,245
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	7,700,000	7,968,345
4/01/43	United States	8,150,000	8,348,045
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	3,300,000	3,533,343
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	4,865,000	5,079,157
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series C, 5.00%, 3/15/29	United States	20,725,000	23,046,200
Puerto Rico Electric Power Authority Power Revenue, Series A, 6.75%, 7/01/36	United States	12,000,000	8,659,920
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.50%,
8/01/44	United States	13,200,000	10,457,040
South Carolina State Public Service Authority Revenue, Refunding, Series B, 5.00%,
12/01/38	United States	4,500,000	4,651,470
University of California Revenues, General, Series AK, 5.00%, 5/15/48	United States	25,000,000	29,600,000
Washington State GO, Various Purpose,
Refunding, Series R-C, 5.00%, 7/01/24	United States	1,800,000	2,114,028
Series D, 5.00%, 2/01/23	United States	1,600,000	1,866,608
Total Municipal Bonds (Cost $232,646,103)			233,726,515
		Shares
Escrow and Litigation Trusts 0.0%†
[a,o] Comfort Co. Inc., Escrow Account	United States	716	—
[a] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500	435
[a] Motors Liquidation Co., GUC Trust, Escrow Account	United States	1,113	34,336
[a,o] NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Escrow and Litigation Trusts (Cost $47,628)			34,771
	Counterparty	Notional Amount*
Options Purchased 0.1%
Calls - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy Protection on CDX.NA.HY.21, Premium Rate 5.00%, Strike Price $99, Expires
3/19/14	FBCO	123,000,000	150,675
Currency Options 0.0%†
USD/KRW, May Strike Price 1,072.65 KRW, Expires 5/28/14	CITI	35,000,000	974,260
USD/JPY, July Strike Price 102.5 JPY, Expires 7/25/14	GSCO	22,350,000	561,656

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
					1,535,916
Puts - Over-the-Counter
Currency Options 0.1%
EUR/PLN, April Strike Price 4.23 PLN, Expires 4/28/14	BZWS	33,347,129			516,156
EUR/SEK, May Strike Price 8.955 SEK, Expires 5/23/14	BZWS	36,800,000			1,175,879
EUR/USD, February Strike Price $1.32, Expires 2/06/14	CITI	110,000,000			36,348
					1,728,383
Total Options Purchased (Cost $7,894,849)					3,414,974
Total Investments before Short Term Investments (Cost $4,963,107,470)					5,070,196,067
Short Term Investments 5.1%
	Country	Principal Amount*
Foreign Government and Agency Securities 1.5%
[p] Bank of Negara Monetary Notes, 2/06/14 - 11/06/14	Malaysia	136,983,000		MYR	40,528,248
Government of Hungary, 5.50%, 2/12/14	Hungary	11,000,000		HUF	47,549
[p] Hungary Treasury Bills, 3/05/14 - 6/25/14	Hungary	1,697,150,000		HUF	7,313,002
Korea Monetary Stabilization Bond, senior bond, 2.55%, 5/09/14	South Korea	4,899,700,000		KRW	4,530,787
[p] Malaysia Treasury Bill, 5/30/14	Malaysia	1,600,000		MYR	473,617
[p] Mexico Treasury Bills, 3/20/14 - 4/30/14	Mexico	8,111,100	[q]	MXN	6,024,534
[p] Philippine Treasury Bills, 2/05/14 - 11/05/14	Philippines	155,910,000		PHP	3,423,221
[p] Singapore Treasury Bills, 4/04/14 - 5/02/14	Singapore	6,895,000		SGD	5,397,587
Total Foreign Government and Agency Securities (Cost $70,871,857)					67,738,545
Total Investments before Money Market Funds (Cost $5,033,979,327)					5,137,934,612
		Shares
Money Market Funds (Cost $166,228,439) 3.6%
[a,r] Institutional Fiduciary Trust Money Market Portfolio	United States	166,228,439			166,228,439
Total Investments (Cost $5,200,207,766) 116.1%					5,304,163,051
Options Written (0.0)%†					(532,821)
Other Assets, less Liabilities (16.1)%					(736,763,732)
Net Assets 100.0%					$4,566,866,498
	Counterparty	Notional Amount*
Options Written (0.0)%†
Calls - Over-the-Counter
Currency Options (0.0)%†
USD/KRW, May Strike Price 1,123.85 KRW, Expires 5/28/14	CITI	35,000,000			(399,280)
USD/JPY, July Strike Price 109 JPY, Expires 7/25/14	GSCO	22,350,000			(133,541)
Total Options Written (Premiums Received $531,535)					$(532,821)

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The security is owned by Delaware Corporation, a wholly-owned subsidiary of the Fund. See Note 8.
c At January 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At January 31, 2014, the aggregate value of these securities was $514,958,152, representing 11.28% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United
States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2014, the aggregate value of these securities was $62,706,589, representing 1.37% of net assets.
f The coupon rate shown represents the rate at period end.
g Perpetual security with no stated maturity date.
h Income may be received in additional securities and/or cash.
i See Note 6 regarding restricted securities.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

j	A portion or all of the security purchased on a delayed delivery or to-be-announced (TBA) basis.
k	Principal amount is stated in 100 Mexican Peso Units.
l	Principal amount of security is adjusted for inflation.
m	Principal amount is stated in 1,000 Brazilian Real Units.
n	Redemption price at maturity is adjusted for inflation.
o	Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2014, the aggregate value of these securities was $20,045, representing less than 0.01% of net assets.
p	The security is traded on a discount basis with no stated coupon rate.
q	Principal amount is stated in 10 Mexican Peso Units.
r	The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At January 31, 2014, the fund had the following financial futures contracts outstanding. See Note 3.
Financial Futures Contracts
				Notional	Expiration	Unrealized	Unrealized
Description		Type	Number of Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 2 Year Bond		Long	71	$5,131	3/31/14	$-	$(5,309)
U.S. Treasury 5 Year Note		Long	667	168,734	3/31/14	-	(170,401)
Net unrealized appreciation (depreciation)							$(175,710)

At January 31, 2014, the fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Japanese Yen	DBAB	Buy	1,337,253,120	$13,074,434	2/04/14	$13,673	$-
Japanese Yen	DBAB	Sell	1,337,253,120	14,698,320	2/04/14	1,610,212	-
Euro	DBAB	Buy	15,172,250	20,532,280	2/06/14	28,897	(97,576)
Euro	DBAB	Sell	15,172,250	19,658,848	2/06/14	-	(804,752)
Indian Rupee	JPHQ	Buy	31,363,000	495,039	2/06/14	4,515	-
Indian Rupee	JPHQ	Sell	31,363,000	493,828	2/06/14	-	(5,726)
Canadian Dollar	CITI	Buy	2,898,000	2,868,966	2/11/14	-	(266,520)
Chilean Peso	BZWS	Buy	1,862,800,000	3,776,967	2/11/14	-	(427,586)
Euro	DBAB	Sell	961,785	1,290,648	2/11/14	-	(6,563)
Canadian Dollar	DBAB	Buy	2,176,000	2,147,587	2/12/14	-	(193,551)
Canadian Dollar	DBAB	Sell	2,176,000	2,108,731	2/12/14	154,695	-
Japanese Yen	HSBC	Sell	720,750,000	7,749,000	2/12/14	694,542	-
Japanese Yen	JPHQ	Sell	720,371,000	7,748,999	2/12/14	698,251	-
Japanese Yen	CITI	Sell	954,750,000	10,331,954	2/13/14	987,140	-
Japanese Yen	JPHQ	Sell	478,100,000	5,166,024	2/13/14	486,521	-
Canadian Dollar	DBAB	Buy	1,452,000	1,431,670	2/14/14	-	(127,839)
Canadian Dollar	DBAB	Sell	910,000	881,698	2/14/14	64,558	-
Japanese Yen	JPHQ	Sell	478,330,000	5,165,997	2/18/14	484,137	-
Canadian Dollar	DBAB	Buy	2,906,000	2,862,575	2/19/14	-	(253,401)
Japanese Yen	CITI	Sell	476,810,000	5,165,956	2/19/14	498,953	-
Japanese Yen	GSCO	Sell	478,870,000	5,165,999	2/19/14	478,832	-
Malaysian Ringgit	DBAB	Buy	21,721,000	6,884,846	2/19/14	-	(401,913)
Canadian Dollar	DBAB	Buy	2,921,000	2,863,276	2/20/14	-	(240,692)
Canadian Dollar	BZWS	Buy	2,932,000	2,862,677	2/21/14	-	(230,275)
Canadian Dollar	BZWS	Buy	1,471,000	1,431,825	2/24/14	-	(111,221)

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Canadian Dollar	BZWS	Buy	2,365,000	2,290,344	2/25/14	-	(167,190)
Canadian Dollar	DBAB	Buy	1,477,000	1,431,673	2/25/14	-	(105,712)
Euro	DBAB	Sell	2,355,122	3,114,343	2/25/14	-	(62,146)
Japanese Yen	BZWS	Sell	239,120,000	2,583,015	2/25/14	242,451	-
Canadian Dollar	BZWS	Buy	2,073,000	2,004,690	2/26/14	-	(143,717)
Euro	BZWS	Sell	934,033	1,245,196	2/26/14	-	(14,588)
Euro	BZWS	Sell	1,538,928	2,055,620	2/27/14	-	(20,022)
Japanese Yen	BZWS	Sell	477,780,000	5,166,055	2/27/14	489,387	-
Japanese Yen	DBAB	Sell	159,911,000	1,747,003	2/27/14	181,741	-
Euro	DBAB	Sell	1,914,000	2,507,531	2/28/14	-	(73,992)
Euro	UBSW	Sell	1,062,724	1,423,264	2/28/14	-	(10,094)
Euro	DBAB	Sell	4,185,977	5,507,699	3/03/14	-	(138,178)
Canadian Dollar	HSBC	Buy	1,483,000	1,431,301	3/06/14	-	(100,229)
Canadian Dollar	BZWS	Buy	1,848,000	1,779,473	3/07/14	-	(120,834)
Canadian Dollar	HSBC	Buy	1,620,000	1,557,153	3/07/14	-	(103,152)
Euro	DBAB	Sell	6,161,134	8,053,835	3/13/14	-	(256,100)
Euro	DBAB	Buy	4,158	5,636	3/18/14	-	(27)
Euro	DBAB	Sell	2,994,700	3,886,252	3/18/14	-	(152,912)
Euro	JPHQ	Sell	898,400	1,177,129	3/19/14	-	(34,608)
Singapore Dollar	DBAB	Buy	2,965,200	2,324,845	3/19/14	-	(2,265)
Singapore Dollar	HSBC	Buy	3,390,000	2,717,326	3/19/14	-	(62,009)
Singapore Dollar	JPHQ	Buy	2,117,000	1,652,306	3/19/14	5,897	-
Euro	JPHQ	Sell	1,497,000	1,946,085	3/20/14	-	(73,027)
Chilean Peso	JPHQ	Buy	824,603,750	1,667,551	3/21/14	-	(191,439)
Euro	JPHQ	Sell	1,497,000	1,937,170	3/21/14	-	(81,943)
Euro	JPHQ	Sell	1,497,000	1,944,416	3/24/14	-	(74,701)
Euro	JPHQ	Sell	1,198,000	1,550,937	3/25/14	-	(64,897)
Euro	DBAB	Sell	2,323,420	3,000,000	3/27/14	-	(133,776)
Australian Dollar	DBAB	Buy	28,961,599	29,564,000	3/31/14	-	(4,321,294)
Australian Dollar	DBAB	Sell	28,961,599	26,370,025	3/31/14	1,127,319	-
Euro	DBAB	Buy	19,392,614	26,377,833	3/31/14	-	(221,458)
Euro	DBAB	Sell	19,392,614	25,005,224	3/31/14	-	(1,151,151)
Euro	DBAB	Buy	3,100,000	4,048,240	4/03/14	132,987	-
Euro	DBAB	Sell	6,935,117	8,912,665	4/03/14	-	(441,302)
Chilean Peso	DBAB	Buy	1,315,860,000	2,664,763	4/04/14	-	(312,913)
Chilean Peso	DBAB	Sell	1,090,000,000	2,088,523	4/04/14	140,355	-
Euro	DBAB	Buy	4,042,013	5,497,946	4/10/14	-	(46,119)
Euro	DBAB	Sell	4,042,013	5,303,201	4/10/14	-	(148,625)
Chilean Peso	MSCO	Buy	630,480,000	1,288,930	4/14/14	-	(163,274)
Swiss Franc	DBAB	Buy	370,875	404,664	4/16/14	4,703	-
Swiss Franc	DBAB	Sell	370,875	411,320	4/16/14	1,953	-
Chilean Peso	MSCO	Buy	564,920,000	1,146,929	4/21/14	-	(139,079)
Euro	DBAB	Buy	21,467,764	28,764,111	4/22/14	241,426	(49,774)
Euro	DBAB	Sell	21,467,764	28,193,978	4/22/14	-	(761,786)
Chilean Peso	JPHQ	Buy	562,321,000	1,132,000	4/28/14	-	(129,538)
Euro	BZWS	Sell	11,680,000	15,233,138	4/30/14	-	(520,963)
Euro	DBAB	Sell	603,000	787,283	4/30/14	-	(26,050)
Swedish Krona	DBAB	Buy	658,122,387	100,033,803	5/06/14	286,916	-
Swedish Krona	DBAB	Sell	658,122,387	99,861,268	5/06/14	213,894	(673,344)
Japanese Yen	DBAB	Buy	2,067,000,000	20,314,420	5/07/14	132,407	(206,001)

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Japanese Yen	DBAB	Sell	3,107,440,000	32,000,000	5/07/14	1,570,800	-
Singapore Dollar	MSCO	Buy	13,200,000	10,632,214	5/08/14	-	(292,565)
Euro	DBAB	Sell	1,600,000	2,100,400	5/09/14	-	(57,731)
Euro	DBAB	Sell	585,912	756,530	5/19/14	-	(33,782)
Singapore Dollar	JPHQ	Buy	21,730,000	17,381,219	5/21/14	-	(359,568)
Singapore Dollar	JPHQ	Sell	6,280,000	5,006,777	5/21/14	87,496	-
Canadian Dollar	DBAB	Buy	2,397,060	2,300,000	5/28/14	-	(152,847)
Swedish Krona	DBAB	Buy	19,384,470	2,900,000	5/28/14	53,799	-
Swedish Krona	DBAB	Sell	19,384,470	2,984,614	5/28/14	30,815	-
Euro	GSCO	Sell	1,024,000	1,320,294	5/30/14	-	(60,965)
Euro	DBAB	Sell	4,231,115	5,505,950	6/05/14	-	(201,410)
Euro	DBAB	Sell	1,450,000	1,903,959	6/09/14	-	(51,964)
Japanese Yen	BZWS	Sell	425,100,000	4,368,235	6/10/14	204,536	-
Japanese Yen	HSBC	Sell	452,730,000	4,680,251	6/10/14	245,926	-
Japanese Yen	JPHQ	Sell	307,010,000	3,120,133	6/10/14	113,083	-
Japanese Yen	DBAB	Sell	149,900,000	1,559,898	6/11/14	91,673	-
Japanese Yen	JPHQ	Sell	419,460,000	4,368,301	6/11/14	259,816	-
Japanese Yen	JPHQ	Sell	176,900,000	1,872,255	6/17/14	139,502	-
Euro	DBAB	Buy	2,667,574	3,629,100	6/18/14	-	(30,715)
Euro	DBAB	Sell	3,008,443	4,018,076	6/18/14	-	(40,120)
Singapore Dollar	DBAB	Buy	3,192,500	2,543,825	6/18/14	-	(42,935)
Euro	DBAB	Sell	16,345,000	22,487,451	6/20/14	439,010	-
Singapore Dollar	HSBC	Buy	2,551,000	2,026,211	6/20/14	-	(27,842)
Euro	DBAB	Buy	3,326,267	4,508,423	6/27/14	-	(21,424)
Euro	DBAB	Sell	3,758,000	4,933,728	6/27/14	-	(135,661)
Euro	DBAB	Buy	2,078,700	2,817,470	7/03/14	-	(13,356)
Euro	DBAB	Sell	2,078,700	2,715,614	7/03/14	-	(88,500)
Euro	DBAB	Buy	10,304,280	13,969,513	7/17/14	-	(68,923)
Euro	DBAB	Sell	10,304,280	13,567,646	7/17/14	-	(332,944)
Euro	DBAB	Sell	242,213	318,273	7/23/14	-	(8,479)
Euro	DBAB	Sell	381,725	505,785	7/25/14	-	(9,174)
Euro	BZWS	Sell	6,000,000	7,946,400	7/28/14	-	(147,839)
Chilean Peso	MSCO	Buy	3,670,729,000	6,937,029	7/29/14	-	(454,646)
Euro	DBAB	Sell	400,000	530,140	7/29/14	-	(9,477)
Euro	BZWS	Sell	8,373,330	11,118,526	8/04/14	-	(177,653)
Euro	JPHQ	Sell	633,667	838,153	8/06/14	-	(16,711)
Euro	CITI	Sell	477,390	635,549	8/08/14	-	(8,490)
Euro	CITI	Sell	138,480	184,523	8/11/14	-	(2,300)
Euro	DBAB	Sell	3,700,000	4,933,395	8/11/14	-	(58,263)
Euro	DBAB	Sell	1,480,000	1,964,744	8/15/14	-	(31,944)
Euro	MSCO	Sell	1,183,364	1,570,312	8/15/14	-	(26,181)
Euro	DBAB	Buy	3,800,000	5,152,420	8/20/14	-	(25,705)
Euro	DBAB	Sell	4,038,200	5,387,326	8/20/14	-	(60,753)
Euro	BZWS	Sell	1,056,192	1,415,920	8/25/14	-	(9,048)
Euro	JPHQ	Sell	3,445,999	4,608,093	8/27/14	-	(41,130)
Malaysian Ringgit	JPHQ	Buy	12,560,000	3,739,987	8/27/14	-	(32,150)
Euro	DBAB	Sell	809,975	1,071,354	8/28/14	-	(21,440)
Philippine Peso	JPHQ	Buy	566,370,000	12,761,830	8/29/14	-	(366,014)
Euro	BZWS	Sell	267,947	357,977	9/19/14	-	(3,554)
Euro	UBSW	Sell	2,880,000	3,849,408	9/22/14	-	(36,511)

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
Euro	BZWS	Sell	649,831	879,715	9/24/14	2,907	-
Euro	DBAB	Sell	9,457,000	12,770,449	9/30/14	10,005	-
British Pound Sterling	DBAB	Sell	4,636,500	7,228,304	10/01/14	-	(379,349)
Euro	DBAB	Sell	10,525,238	14,281,695	10/08/14	79,503	-
Euro	HSBC	Sell	267,000	362,594	10/20/14	2,305	-
Malaysian Ringgit	JPHQ	Buy	1,626,000	502,612	10/20/14	-	(23,927)
Euro	DBAB	Sell	6,799,883	9,315,364	10/22/14	139,556	-
Chilean Peso	CITI	Buy	906,403,000	1,739,737	10/24/14	-	(152,613)
Japanese Yen	DBAB	Sell	117,763,200	1,213,816	10/29/14	58,903	-
Euro	DBAB	Sell	168,369	227,323	10/30/14	119	-
Chilean Peso	DBAB	Buy	651,808,600	1,236,430	10/31/14	-	(95,837)
Euro	DBAB	Sell	3,725,791	5,085,781	10/31/14	58,013	-
Euro	DBAB	Sell	961,000	1,301,050	11/10/14	4,173	-
Euro	JPHQ	Sell	78,316	104,430	11/12/14	-	(1,259)
Japanese Yen	JPHQ	Sell	857,065,000	8,666,852	11/13/14	259,888	-
Euro	MSCO	Sell	1,183,360	1,592,548	11/17/14	-	(4,454)
Singapore Dollar	MSCO	Buy	14,102,839	11,315,312	11/17/14	-	(265,047)
Malaysian Ringgit	DBAB	Buy	1,339,880	411,170	11/19/14	-	(17,328)
Euro	DBAB	Sell	233,000	315,331	11/20/14	882	-
Euro	JPHQ	Sell	888,264	1,202,367	11/20/14	3,597	-
Japanese Yen	JPHQ	Sell	2,236,935,360	22,425,080	11/20/14	480,925	-
Malaysian Ringgit	HSBC	Buy	790,000	242,629	11/20/14	-	(10,430)
Euro	MSCO	Sell	4,438,000	6,012,425	12/04/14	22,690	-
Euro	DBAB	Sell	159,550	219,405	12/18/14	4,056	-
Malaysian Ringgit	DBAB	Buy	2,028,100	605,403	1/07/15	-	(10,775)
Euro	CITI	Sell	2,584,200	3,501,824	1/09/15	13,525	-
Euro	DBAB	Sell	17,521,789	23,795,606	1/09/15	143,708	-
Japanese Yen	DBAB	Sell	12,186,453,120	117,338,072	1/09/15	-	(2,288,769)
Singapore Dollar	DBAB	Buy	4,730,000	3,702,834	1/09/15	3,780	-
Euro	DBAB	Sell	8,374,000	10,924,894	2/06/15	-	(380,164)
Swiss Franc	DBAB	Buy	13,270,875	14,680,171	4/16/15	43,587	-
Swiss Franc	DBAB	Sell	13,270,875	14,914,055	4/16/15	190,296	-
Euro	DBAB	Sell	31,500,000	41,507,550	6/05/15	-	(1,039,829)
Euro	DBAB	Sell	1,710,278	2,198,391	6/22/15	-	(111,868)
Euro	DBAB	Sell	8,374,000	10,963,814	2/05/16	-	(358,975)
Euro	DBAB	Sell	10,260,000	13,583,727	8/05/16	-	(300,081)
	Unrealized appreciation (depreciation)					14,165,236	(23,669,263)
	Net unrealized appreciation (depreciation)						$(9,504,027)

aMay be comprised of multiple contracts using the same currency and settlement date.

At January 31, 2014, the fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Counter-		Periodic
	partya/	Notional	Payment	Expiration	Upfront Premiums Paid	Unrealized	Unrealized
Description	Exchange	Amount[b]	Rate	Date	(Received)	Appreciation	Depreciation	Market Value	Rating[c]
Centrally Cleared Swaps
Contracts to Buy Protection
Traded Index

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
CDX.NA.IG.20	ICE	15,000,000		1.00%	6/20/18	$(188,032)	$-	$(48,894)	$(236,926)
CDX.NA.IG.21	ICE	15,000,000		1.00%	12/20/18	(211,862)	11,745	-	(200,117)
Centrally Cleared Swaps unrealized appreciation (depreciation)							11,745	(48,894)

OTC Swaps
Contracts to Buy Protection
Single Name
Centex Corp.	JPHQ	12,000,000		5.00%	6/20/16	(857,710)	-	(538,148)	(1,395,858)
Centex Corp.	FBCO	7,795,000		5.00%	6/20/16	(465,469)	-	(441,257)	(906,726)
CIT Group Inc.	GSCO	22,500,000		5.00%	6/20/17	(2,388,660)	-	(380,474)	(2,769,134)
CNA Financial Corp.	GSCO	10,000,000		5.00%	12/20/14	(289,357)	-	(146,863)	(436,220)
Constellation Brands Inc.	BZWS	5,000,000		5.00%	6/20/17	(517,661)	-	(206,546)	(724,207)
Constellation Brands Inc.	DBAB	2,000,000		5.00%	6/20/17	(208,486)	-	(81,197)	(289,683)
D.R. Horton Inc.	JPHQ	7,000,000		5.00%	3/20/16	(576,942)	-	(101,268)	(678,210)
Dean Foods Co.	JPHQ	11,506,000		5.00%	6/20/16	(812,966)	-	(310,149)	(1,123,115)
Embarq Corp.	BZWS	8,500,000		5.00%	6/20/16	(523,765)	-	(358,224)	(881,989)
Embarq Corp.	DBAB	1,500,000		5.00%	6/20/16	(95,332)	-	(60,313)	(155,645)
Embarq Corp.	GSCO	10,000,000		5.00%	6/20/16	(697,071)	-	(340,563)	(1,037,634)
First Data Corp.	BZWS	19,900,000		5.00%	3/20/15	(615,447)	-	(291,431)	(906,878)
First Data Corp.	DBAB	3,900,000		5.00%	3/20/15	(106,544)	-	(71,186)	(177,730)
Government of Ireland	MSCO	10,000,000	EUR	1.00%	3/20/15	732,455	-	(834,779)	(102,324)
HCA Inc.	GSCO	5,054,000		5.00%	3/20/16	(339,820)	-	(118,853)	(458,673)
Lennar Corp.	GSCO	7,692,000		5.00%	6/20/15	(31,390)	-	(452,388)	(483,778)
Merrill Lynch & Co. Inc.	FBCO	20,000,000		1.00%	9/20/17	218,735	-	(517,987)	(299,252)
The New York Times Co.	GSCO	11,700,000		5.00%	12/20/16	(607,451)	-	(857,406)	(1,464,857)
The Ryland Group Inc.	GSCO	4,750,000		5.00%	3/20/15	(11,744)	-	(242,329)	(254,073)
Tenet Healthcare Corp.	BZWS	13,160,000		5.00%	12/20/16	(1,149,018)	-	(85,698)	(1,234,716)
Tenneco Packaging Inc.	UBSW	12,000,000		5.00%	6/20/17	593,269	-	(1,695,154)	(1,101,885)
Textron Financial Corp.	MSCO	5,126,000		5.00%	9/20/14	(138,602)	-	(25,493)	(164,095)
Toll Brothers Inc.	FBCO	2,010,000		5.00%	6/20/15	(78,500)	-	(52,927)	(131,427)
Toll Brothers Inc.	GSCO	3,013,000		5.00%	3/20/14	(13,205)	-	(6,161)	(19,366)
Toll Brothers Inc.	MSCO	3,910,000		5.00%	3/20/14	(15,127)	-	(10,005)	(25,132)

Contracts to Sell
Protection[d]
Single Name
Bank of America Corp.	FBCO	8,000,000		1.00%	9/20/17	(13,955)	98,448	-	84,493	A-
Bank of America Corp.	FBCO	12,000,000		1.00%	9/20/17	(204,780)	331,519	-	126,739	BB+
Berkshire Hathaway Finance
Corp.	FBCO	14,300,000		1.00%	3/20/18	(70,090)	294,466	-	224,376	AA
Berkshire Hathaway Inc.	DBAB	10,000,000		1.00%	9/20/17	(72,500)	234,282	-	161,782	AA
Citigroup Inc.	FBCO	2,500,000		1.00%	9/20/20	13,513	-	(47,237)	(33,724)	A-
First Data Corp.	BZWS	14,000,000		5.00%	3/20/16	169,185	736,448	-	905,633	B-
First Data Corp.	DBAB	3,000,000		5.00%	3/20/16	(11,282)	207,878	-	196,596	B-
Freeport-McMoRan Copper
& Gold Inc.	DBAB	6,500,000		1.00%	3/20/23	(428,573)	-	(185,512)	(614,085)	BBB
General Motors Co.	BZWS	4,000,000		5.00%	12/20/23	800,623	95,569	-	896,192	BB+
Government of Brazil	BZWS	14,400,000		1.00%	3/20/19	(659,140)	-	(70,328)	(729,468)	BBB
Government of China	BOFA	7,500,000		1.00%	3/20/19	18,198	-	(8,908)	9,290	AA-
Government of China	JPHQ	2,500,000		1.00%	3/20/19	(3,021)	6,118	-	3,097	AA-
Government of Indonesia	BZWS	46,000,000		1.00%	3/20/19	(2,336,235)	-	(553,650)	(2,889,885)	BB+
MGM Resorts International	BZWS	900,000		5.00%	12/20/21	(20,487)	94,787	-	74,300	B+
MGM Resorts International	BZWS	1,000,000		5.00%	3/20/22	(27,390)	109,733	-	82,343	B+
Prudential Financial Inc.	BOFA	8,800,000		1.00%	12/20/21	(205,263)	104,748	-	(100,515)	A
Tenet Healthcare Corp.	BZWS	9,400,000		5.00%	12/20/18	616,003	68,474	-	684,477	CCC+

Traded Index
CMBX.NA.AJ.2	FBCO	8,305,000		1.09%	3/15/49	(1,196,608)	272,649	-	(923,959)	Non Investment
										Grade

LCDX.NA.20	BZWS	11,880,000		2.50%	6/20/18	405,541	90,562	-	496,103	Non Investment
										Grade

LCDX.NA.20	FBCO	18,562,500		2.50%	6/20/18	453,954	321,206	-	775,160	Non Investment
										Grade

LCDX.NA.21	FBCO	7,100,000		2.50%	12/20/18	267,365	41,044	-	308,409	Non Investment
										Grade

MCDX.NA.21	GSCO	28,600,000		1.00%	12/20/23	(1,525,627)	-	(125,014)	(1,650,641)	Investment Grade

Franklin Investors Securities Trust
Statement of Investments, January 31, 2014 (unaudited) (continued)
OTC Swaps unrealized appreciation (depreciation)	3,107,931	(9,217,448)
Total Credit Default Swaps unrealized appreciation (depreciation)	3,119,676	(9,266,342)
Net unrealized appreciation (depreciation)		$(6,146,666)

aPosting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BOFA	$80,000
BZWS	3,770,000
CITI	(399,519)
DBAB	12,760,000
FBCO	600,000
GSCO	7,880,000
HSBC	(721,145)
JPHQ	1,760,000
MLCO	(4,859,000)
MSCO	1,650,000
UBSW	1,385,000
Total collateral	$23,905,336

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

cBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At January 31, 2014, the fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross Currency Swap Contracts

		Expiration	Notional		Unrealized	Unrealized
Description	Counterparty	Date	Amount		Appreciation	Depreciation
Receive Fixed semi-annual 4.50%			15,456,481	USD
	CITI	1/01/16			$-	$(831,176)
Pay Fixed annual 4.00%			90,000,000	DKK

Receive Fixed semi-annual 2.47%			15,638,575	USD
	DBAB	1/04/16			-	(617,153)
Pay Fixed annual 2.00%			90,000,000	DKK

Receive Float quarterly 3-month USD BBA LIBOR + 1.825%			6,760,000	USD
	CITI	3/23/18			-	(76,344)
Pay Fixed annual 2.75%			5,000,000	EUR

Net unrealized appreciation (depreciation)						$(1,524,673)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
DBAB	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG

Franklin Investors Securities Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

GSCO	-	The Goldman Sachs Group, Inc.
HSBC	-	HSBC Bank USA, N.A.
ICE	-	Intercontinental Exchange
JPHQ	-	JP Morgan Chase & Co.
MLCO	-	Merrill Lynch & Co., Inc.
MSCO	-	Morgan Stanley
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
FICO	-	Financing Corp.
FRN	-	Floating Rate Note
GO	-	General Obligation
IO	-	Interest Only
ISD	-	Independent School District
L/C	-	Letter of Credit
PIK	-	Payment-In-Kind
PSF	-	Permanent School Fund
REIT	-	Real Estate Investment Trust
SF	-	Single Family
USD	-	Unified/Union School District

Franklin Investors Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds (ETF) and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

At January 31, 2014, the Franklin Total Return Fund held $1,120,664 in United Kingdom Treasury Bonds and a U.S. Treasury Note as collateral for derivatives.

Certain funds entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a cross currency swap contract represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Balanced Fund – Forw ards and options

Franklin Low Duration Total Return Fund – Futures, forw ards, sw aps and options

Franklin Real Return Fund – Forw ards

Franklin Total Return Fund – Futures, forw ards, sw aps and options

4. MORTGAGE DOLLAR ROLLS

The Franklin Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Adjustable		Franklin		Franklin Floating
	U.S. Government	Franklin Balanced	Convertible	Franklin Equity	Rate Daily Access
	Securities Fund	Fund	Securities Fund	Income Fund	Fund

Cost of investments	$1,893,523,714	$1,900,380,707	$1,482,552,939	$1,521,616,447	$5,730,020,503

Unrealized appreciation	$39,267,324	$140,694,259	$316,122,565	$408,956,799	$62,152,828
Unrealized depreciation	(1,554,578)	(40,077,463)	(97,624,211)	(14,339,198)	(3,206,811)
Net unrealized appreciation (depreciation)	$37,712,746	$100,616,796	$218,498,354	$394,617,601	$58,946,017

	Franklin Lim ited
	Maturity U.S.	Franklin Low
	Government	Duration Total	Franklin Real	Franklin Total
	Securities Fund	Return Fund	Return Fund	Return Fund

Cost of investments	$498,050,992	$2,063,872,329	$405,702,173	$5,244,088,953

Unrealized appreciation	$5,180,294	$21,196,263	$16,015,161	$161,731,375
Unrealized depreciation	(5,146,231)	(17,365,155)	(13,329,376)	(101,657,277)
Net unrealized appreciation (depreciation)	$34,063	$3,831,108	$2,685,785	$60,074,098

6. RESTRICTED SECURITIES

At January 31, 2014, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 (1933 Act) deemed to be liquid, as follows:

Principal Amount/
Shares	Issuer	Acquisition Date	Cost	Value
Franklin Convertible Securities Fund
14,000,000	BearingPoint Liquidating Trust	12/31/09	$18,900	$-

Franklin Floating Rate Daily Access Fund
810,222	Erickson Air-Crane Inc.	5/03/13	$810,222	$761,646
26,267	RoTech Medical Corp.	12/03/10	-	-
	Total Restricted Securities (Value is 0.01% of Net Assets)		$810,222	$761,646

Franklin Total Return Fund
15,682	Erickson Air-Crane Inc. (Value is 0.00%[a] of Net Assets)	5/03/13	$15,682	$14,742

[a]Rounds to less than 0.01% of net assets.

7. INVESTMENTS IN EXCHANGE TRADED FUNDS

The accounting policies of the ETFs are outlined in their respective shareholder reports. A copy of each ETF’s shareholder report, in which the fund invests, is available on the SEC website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The ETFs’ shareholder reports are not covered by this report. The Franklin Low Duration Total Return Fund invests a portion of its assets in ETFs. The fund relies on exemptive orders granted by the U.S. Securities and Exchange Commission (SEC) to the ETFs that permit the fund to invest in certain ETFs beyond the 1940 Act’s limitations on a fund’s investment in other investment companies, subject to certain terms and conditions set forth by the exemptive orders.

8. INVESTMENT IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

The Franklin Total Return Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary, is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At January 31, 2014, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the fund’s Statement of Investments.

9.	FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	$-	$24,120		$-	$24,120
Mortgage-Backed Securities	-	1,906,119,194		-	1,906,119,194
Short Term Investments	25,093,146	-		-	25,093,146
Total Investments in Securities	$25,093,146	$1,906,143,314		$-	$1,931,236,460

Franklin Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$150,106,400	$23,173,832		$-	$173,280,232
Financials	73,470,307	14,512,500		-	87,982,807
Materials	170,800,550	1,974,000		-	172,774,550
Utilities	109,529,000	6,131,100		-	115,660,100
Other Equity Investments [b]	619,084,756	-		-	619,084,756
Equity-Linked Securities	-	158,404,803		-	158,404,803
Corporate Bonds	-	559,307,200		-	559,307,200
Senior Floating Rate Interests	-	15,105,788		-	15,105,788
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	26,684		-	26,684
Mortgage-Backed Securities	-	65,997		-	65,997
Short Term Investments	99,304,586	-		-	99,304,586
Total Investments in Securities	$1,222,295,599	$778,701,904		$-	$2,000,997,503

Forw ard Exchange Contracts	$-	$76,573		$-	$76,573

Liabilities:
Options Written	393,000	-		-	393,000

Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$16,037,794	$58,204,515		$-	$74,242,309
Financials	32,450,244	41,346,337		-	73,796,581
Materials	15,040,080	9,746,625		-	24,786,705
Utilities	54,351,471	24,524,400		-	78,875,871
Other Equity Investments[b]	170,739,195	-		-	170,739,195
Convertible Bonds	-	1,164,281,929		- c	1,164,281,929
Escrow and Litigation Trusts	-	3,762		-	3,762
Short Term Investments	84,703,287	29,621,654		-	114,324,941
Total Investments in Securities	$373,322,071	$1,327,729,222	$	- c	$1,701,051,293

Franklin Equity Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$128,707,695	$18,312,160	$-		$147,019,855
Other Equity Investments[b]	1,698,208,423	-	-		1,698,208,423
Equity-Linked Securities	-	31,087,387	-		31,087,387
Short Term Investments	39,918,383	-	-		39,918,383
Total Investments in Securities	$1,866,834,501	$49,399,547	$-		$1,916,234,048

Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Health Care Distributors	$-	$-	$-	c $	-
Corporate Bonds	-	2,266,275	-		2,266,275
Senior Floating Rate Interests	-	4,895,048,848	761,646		4,895,810,494
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	29,072,472	-		29,072,472
Short Term Investments	861,817,279	-	-		861,817,279
Total Investments in Securities	$861,817,279	$4,926,387,595	$761,646		$5,788,966,520

Unfunded Loan Commitments	$-	$87,187	$-		$87,187

Franklin Limited Maturity U.S. Government Securities Fund
Assets:
Investments in Securities:
U.S. Government and
Agency Securities	$-	$164,141,015	$-		$164,141,015
Asset-Backed Securities and	-	52,742,688	-		52,742,688
Commercial Mortgage-Backed Securities
Mortgage-Backed Securities	-	276,704,579	-		276,704,579
Short Term Investments	4,496,773	-	-		4,496,773
Total Investments in Securities	$4,496,773	$493,588,282	$-		$498,085,055

Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Equity Investments:
Materials	$-	$120,000	$-	c $	120,000
Other Equity Investments[b]	16,191,500	-	-		16,191,500
Corporate Bonds	-	784,834,902	-		784,834,902
Senior Floating Rate Interests	-	125,549,066	-		125,549,066
Foreign Government and Agency Securities	-	84,109,500	-		84,109,500
U.S. Government and Agency Securities	-	518,002,645	-		518,002,645
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	391,280,472	-		391,280,472
Mortgage-Backed Securities	-	90,538,434	-		90,538,434
Municipal Bonds	-	28,464,653	-		28,464,653
Options Purchased	-	658,618	-		658,618
Short Term Investments	12,466,865	15,486,782	-		27,953,647
Total Investments in Securities	$28,658,365	$2,039,045,072	$-	c $	2,067,703,437

Sw ap Contracts	$-	$599,945	$-		$599,945
Forw ard Exchange Contracts	-	2,413,961	-		2,413,961
Futures Contracts	120,018	-	-		120,018

Liabilities:
Sw ap Contracts	-	2,236,525	-		2,236,525
Forw ard Exchange Contracts	-	4,796,185	-		4,796,185
Futures Contracts	294,058	-	-		294,058
Options Written	-	114,080	-		114,080
Unfunded Loan Commitments	-	25,741	-		25,741

Franklin Real Return Fund
Assets:
Investments in Securities:
Equity Investments:[a,b]	$56,701,431	$-	$-		$56,701,431
Corporate Bonds	-	27,779,585	-		27,779,585
Senior Floating Rate Interests	-	18,929,621	-		18,929,621
Foreign Government and Agency Securities	-	72,585,922	-		72,585,922
U.S. Government and Agency Securities	-	202,089,571	-		202,089,571
Short Term Investments	-	30,301,828	-		30,301,828
Total Investments in Securities	$56,701,431	$351,686,527	$-		$408,387,958
Forw ard Exchange Contracts	$-	$797,138	$-		$797,138

Liabilities:
Forw ard Exchange Contracts	-	2,298,789	-		2,298,789

Franklin Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$2,015,738	-		$2,015,738
Materials	-	600,000	-		600,000
Other Equity Investments[b]	21,366,409	-	-		21,366,409
Corporate Bonds	-	1,728,700,828	-		1,728,700,828
Senior Floating Rate Interests	-	244,778,482	14,742		244,793,224
Foreign Government and Agency Securities	-	389,052,597	-		389,052,597
U.S. Government and Agency Securities	-	890,742,078	-		890,742,078
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	611,767,012	20,045		611,787,057
Mortgage-Backed Securities	-	943,961,876	-		943,961,876
Municipal Bonds	-	233,726,515	-		233,726,515
Escrow and Litigation Trusts	34,336	435	-	c	34,771
Options Purchased	-	3,414,974	-		3,414,974
Short Term Investments	166,228,439	67,738,545	-		233,966,984
Total Investments in Securities	$187,629,184	$5,116,499,080	$34,787		$5,304,163,051
Forw ard Exchange Contracts	$-	$14,165,236	$-		$14,165,236
Sw ap Contracts	-	3,119,676	-		3,119,676

Liabilities:
Sw ap Contracts	-	10,791,015	-		10,791,015
Forw ard Exchange Contracts	-	23,669,263	-		23,669,263
Futures Contracts	175,710	-	-		175,710
Options Written	-	532,821	-		532,821
Unfunded Loan Commitments	-	77,264	-		77,264

aIncludes common, preferred, ETF and convertible preferred stocks as w ell as other equity investments.

bFor detailed categories, see the accompanying Statements of Investments.

cIncludes securities determined to have no value at January 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2014

By /s/ GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2014